                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number 811-21731
                                              -----------------------

                      Nuveen Equity Premium Advantage Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           ---------------------

                     Date of fiscal year end: December 31
                                              -------------------

                  Date of reporting period: June 30, 2007
                                            ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

                                                              Semi-Annual Report
                                                                   JUNE 30, 2007


Nuveen Investments
CLOSED-END FUNDS

                                                     NUVEEN EQUITY
                                                     PREMIUM INCOME
                                                     FUND
                                                     JPZ

                                                     NUVEEN EQUITY
                                                     PREMIUM OPPORTUNITY
                                                     FUND
                                                     JSN

                                                     NUVEEN EQUITY
                                                     PREMIUM ADVANTAGE
                                                     FUND
                                                     JLA

                                                     NUVEEN EQUITY
                                                     PREMIUM AND GROWTH
                                                     FUND
                                                     JPG

           Attractive Monthly Distributions and a Measure of Downside Protection from an Integrated Index Option and Equity Strategy

                                                         NUVEEN INVESTMENTS LOGO
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
    www.investordelivery.com                OR        www.nuveen.com/accountaccess
    If you received your Nuveen Fund                  If you received your Nuveen Fund
    dividends and statements from your                dividends and statements directly from
    financial advisor or brokerage                    Nuveen.
    account.

                                                         NUVEEN INVESTMENTS LOGO

Chairman's
LETTER TO SHAREHOLDERS


(TIMOTHY
   SCHWERTFEGER
   PHOTO)                 Timothy R. Schwertfeger                 Chairman of the Board

Dear Shareholder:

Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

I also wanted to take this opportunity to report some important news about Nuveen Investments. We have accepted a buyout offer from a private equity investment firm. While this may affect the corporate structure of Nuveen Investments, it will have no impact on the investment objectives of the Funds, portfolio management strategies or their dividend policies. We will provide you with additional information about this transaction as more details become available.

With the recent volatility in the stock market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

We are grateful that you have chosen us as a partner as you pursue your financial goals and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

(TIMOTHY SCHWERTFEGER SIG)

Timothy R. Schwertfeger
Chairman of the Board
August 15, 2007

Portfolio Managers' COMMENTS

NUVEEN INVESTMENTS CLOSED-END FUNDS      JPZ, JSN, JLA, JPG

These Funds feature portfolio management by Gateway Investment Advisers, L.P. (Gateway). J Patrick Rogers and Kenneth H. Toft serve as co-portfolio managers for JSN and JLA; Patrick and Michael T. Buckius are co-portfolio managers for JPZ and JPG. Patrick joined Gateway in 1989. He has been President and a Director of Gateway since 1995 and is the firm's Chief Executive Officer. Ken joined Gateway in 1992 and has been a Vice President and Portfolio Manager since 1997. Mike joined Gateway in 1999 as a Vice President and Portfolio Manager. Here the portfolio managers talk about their management strategy and the performance of the Funds for the six-months ended June 30, 2007.

WHAT WAS YOUR OVERALL MANAGEMENT STRATEGY FOR THE SIX-MONTHS ENDED JUNE 30,
2007?

The core investment strategy employed in JPZ, JSN, JLA and JPG remained the same and consisted of investing in a broadly diversified portfolio of equity securities that seeks to substantially track the price movement of a stock market index or a custom blend of stock market indices. The purpose of the equity portfolio is to support the index option strategy.

For JPZ and JPG, the equity portfolio seeks to track the price movements of the S&P 500 Index. Over the course of the first half of 2007, JPZ actively sold listed S&P 500 index call options against the stock portfolio. These call options generated a meaningful amount of regular cash flow, which served to both reduce the risk of owning the stock portfolio and also generated much of the return of the strategy. The third component of the strategy is the purchase of listed S&P 500 index put options to help protect the value of the stock portfolio in the event of a significant market decline over a short period of time. JPG differs from JPZ in that the index option hedging activity is applied to 80% of the value of the equity portfolio, leaving 20% unhedged.

For JSN, the equity portfolio is invested to replicate the price performance of a custom benchmark consisting of 75% S&P 500 Index and 25% NASDAQ-100 Index. JSN employs an option strategy similar to JPZ with roughly 75% of the call and put options being S&P 500 index options and the remaining 25% being NASDAQ-100 options.

For JLA, the overall equity and option strategy is similar to JSN. The differentiating feature of JLA is its underlying equity portfolio, which tracks a custom benchmark of 50% S&P 500 and 50% NASDAQ-100, with a matching investment portfolio of S&P 500 and NASDAQ-100 index call and put options.

Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The views expressed herein represent those of the portfolio managers as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

HOW DID THE FUNDS PERFORM OVER THE SIX-MONTH PERIOD?

The performance of JPZ, JSN, JLA and JPG, as well as the performance of comparative indices or benchmarks, is presented in the accompanying table.

Cumulative Total Returns on Net Asset Value
For the six-month period ended 6-30-07

JPZ                                                              5.04%
S&P 500                                                          6.96%
JSN                                                              6.37%
Comparative benchmark(1)                                         7.74%
JLA                                                              6.09%
Comparative benchmark(2)                                         8.52%
JPG                                                              6.16%
S&P 500                                                          6.96%


--------------------------------------------------------------------------------
Past performance does not guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.
For additional information, please see the individual Performance Overview page for your Fund in this report.
--------------------------------------------------------------------------------


For the six-months ended June 30, 2007, all four Funds underperformed their respective benchmarks.

The most significant factor that impacted the performance of the Funds in the first half of 2007 was the increase in equity market volatility. Since the turbulence of global markets in late February and early March in the aftermath of a plunge in the Shanghai stock index, market participants have seemingly reassessed the price of risk across equity and credit markets. The struggles facing the mortgage-backed securities market in the wake of the difficulties in the underlying mortgage markets have further reinforced this new view of risk.

This reassessment of risk is evident in the broad equity markets. The CBOE Volatility Index (the "VIX"), a popular gauge of investor sentiment, appears to have shifted to a higher range despite a backdrop of a generally benign equity market. For perspective, compared to its 2006 low of 9.90 on November 21, 2006, the VIX index ended the second quarter of 2007 at 16.23, an increase of over 60%.

Looking forward, there seems to be an ongoing reassessment by global investors as to whether financial risk is properly priced in the market or whether this risk has been priced too cheaply over the past several years. One of the lessons of the market performance of the first half of the year appears to be that global financial markets are more interconnected than ever and that isolated incidents in obscure markets can have wide-ranging effects around the world.

One result of this reassessment in the U.S. has been a higher level of broad equity market volatility as seen in the VIX. This elevated volatility translates to higher prices (premium) for option contracts and, as we are consistent net sellers of option premium, the result is more generous cash flows from our option writing activity. As seen in the first half of 2007, this elevated cash flow can cushion the portfolio in the event of market turbulence and help generate an attractive return.

--------------------------------------------------------------------------------
1 JSN comparative benchmark performance is a blended return consisting of: 1) 75% of the return of the S&P 500 Index, and 2) 25% of the NASDAQ-100 Index, which includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.
2 JLA comparative benchmark performance is a blended return consisting of: 1) 50% of the return of the S&P 500 Index, and 2) 50% of the NASDAQ-100 Index.
--------------------------------------------------------------------------------

Distribution and Share Price
                                                                     INFORMATION

We are providing you with information regarding your Fund's distributions. This information is as of June 30, 2007, and likely will vary over time based on the Fund's investment activities and portfolio investment value changes. On March 1, 2007, Nuveen Investments announced that these Funds would be moving from a monthly to a quarterly distribution schedule. The last monthly distributions were paid on April 2, 2007, and first quarterly distributions were paid on July 2, 2007.

Each Fund has a managed distribution policy. The goal of a managed distribution program is to provide shareholders relatively consistent and predictable cash flow by systematically converting its expected long-term return potential into regular distributions. As a result, regular distributions throughout the year will likely include a portion of expected long-term gains (both realized and unrealized), along with net investment income.

Important points to understand about the managed distribution program are:

- Each Fund seeks to establish a relatively stable distribution rate that roughly corresponds to the projected total return from its investment strategy over an extended period of time. However, you should not draw any conclusions about the Fund's past or future investment performance from its current distribution rate.

- Actual returns will differ from projected long-term returns (and therefore the Fund's distribution rate), at least over shorter time periods. Over a specific timeframe, the difference between actual returns and total distributions will be reflected in an increasing (returns exceed distributions) or a decreasing (distributions exceed returns) Fund net asset value.

- Each distribution is expected to be paid from some or all of the following sources:

  - net investment income (regular interest and dividends),

  - realized capital gains, and

  - unrealized gains, or, in certain cases, a return of principal (non-taxable distributions)

- A non-taxable distribution is a payment of a portion of a Fund's capital. When a Fund's returns exceed distributions, it may represent portfolio gains generated, but not realized as a taxable capital gain. In periods when a Fund's return falls short of distributions, it will represent a portion of your original principal unless the shortfall is offset during other time periods over the life of your investment (previous or subsequent) when the Fund's total return exceeds distributions.

- Because distribution source estimates are updated during the year, based on a Fund's performance and forecast for its current fiscal year (which is the calendar year for each Fund), these estimates may differ from both the tax information reported to you in your

  Fund's IRS Form 1099 statement provided at year end, as well as the ultimate economic sources of distributions over the life of your investment.

The following table provides estimated information regarding each Fund's distributions and total return performance for the six months ended June 30, 2007. The distribution information is presented on a tax basis rather than on a generally accepted accounting principles (GAAP) basis. This information is intended to help you better understand whether the Fund's returns for the specified time period was sufficient to meet each Fund's distributions. Information regarding such distributions in the future will likely vary based on each Fund's investment activities and portfolio investment value changes at that time.

---------------------------------------------------------------------------------------------------------------
As of 6/30/07                                                             JPZ        JSN        JLA         JPG
---------------------------------------------------------------------------------------------------------------
 Inception date                                                      10/26/04    1/26/05    5/25/05    11/22/05
 Six months ended 6/30/07:
   Per share distribution:
   From net investment income                                           $0.23      $0.18      $0.12       $0.29
   From realized capital gains                                             --         --         --          --
   From return of capital                                                0.62       0.71       0.79        0.52
                                                                     --------    -------    -------    --------
 Total per share distribution                                           $0.85      $0.89      $0.91       $0.81
                                                                     ========    =======    =======    ========
 Distribution rate on NAV                                               4.61%      4.78%      4.91%       4.05%
 Annualized one-year total return on NAV                               11.39%     12.61%     11.83%      14.17%
 Annualized since inception total return on NAV                         8.19%      8.42%      8.10%      11.11%
---------------------------------------------------------------------------------------------------------------

At the end of the reporting period, the Funds' share prices were trading relative to their NAVs as shown in the accompanying table:

-------------------------------------------------------------------------------------------------------
                                                          6/30/07               Average 6-Month Period
                                                      Discount/Premium             Discount/Premium
-------------------------------------------------------------------------------------------------------
 JPZ                                                            -2.09%                            0.40%
 JSN                                                            -2.15%                            0.46%
 JLA                                                            -0.16%                            2.57%
 JPG                                                            -4.40%                           -1.47%
-------------------------------------------------------------------------------------------------------

       JPZ                             Nuveen Equity
       PERFORMANCE                     Premium Income
       OVERVIEW                        Fund
                                              as of 6-30-07

PORTFOLIO ALLOCATION (AS A % OF TOTAL INVESTMENTS)
     (PIE CHART)

Common Stocks                                                                    94.9
Put Options                                                                       0.4
Short-Term Investments                                                            4.7

2006 - 2007 DISTRIBUTIONS PER SHARE(2)
     (BAR CHART)

Jul                                                                              0.142
Aug                                                                              0.142
Sep                                                                              0.142
Oct                                                                              0.142
Nov                                                                              0.142
Dec                                                                              0.142
Jan                                                                              0.142
Feb                                                                              0.142
Mar                                                                              0.142
Jun                                                                              0.426

SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE
     (LINE GRAPH)

7/01/06                                                                          17.45
-------                                                                          -----
                                                                                 17.46
                                                                                 17.48
                                                                                 17.43
                                                                                 17.47
                                                                                 17.49
                                                                                  17.3
                                                                                 17.25
                                                                                 17.15
                                                                                  17.3
                                                                                 17.17
                                                                                  17.4
                                                                                 17.32
                                                                                 17.21
                                                                                 17.38
                                                                                 17.63
                                                                                 17.82
                                                                                 17.87
                                                                                 18.15
                                                                                 18.22
                                                                                 18.23
                                                                                 18.39
                                                                                 18.35
                                                                                  18.2
                                                                                  18.1
                                                                                 18.29
                                                                                 18.37
                                                                                  18.4
                                                                                 18.35
                                                                                 18.25
                                                                                 18.42
                                                                                 18.45
                                                                                 18.48
                                                                                  18.6
                                                                                 18.41
                                                                                 18.42
                                                                                 18.53
                                                                                 18.54
                                                                                 18.72
                                                                                 18.64
                                                                                 18.68
                                                                                 18.68
                                                                                 18.77
                                                                                 18.85
                                                                                 18.96
                                                                                 18.77
                                                                                 18.71
                                                                                 18.85
                                                                                 18.89
                                                                                    19
                                                                                 18.87
                                                                                 18.64
                                                                                 18.62
                                                                                 18.53
                                                                                  18.6
                                                                                 18.58
                                                                                 18.57
                                                                                 18.57
                                                                                 18.69
                                                                                 18.78
                                                                                 18.86
                                                                                 18.84
                                                                                 18.79
                                                                                 18.79
                                                                                 18.92
                                                                                 19.03
                                                                                 19.19
                                                                                 19.03
                                                                                 19.16
                                                                                 19.17
                                                                                 19.19
                                                                                 18.94
                                                                                 18.94
                                                                                 18.73
                                                                                 18.87
                                                                                 18.71
                                                                                 18.74
                                                                                 18.74
                                                                                 18.84
                                                                                 18.86
                                                                                 18.85
                                                                                 18.85
                                                                                 18.93
                                                                                 18.86
                                                                                  18.8
                                                                                 18.71
                                                                                 18.77
                                                                                 18.62
                                                                                 18.63
                                                                                 18.68
                                                                                 18.92
                                                                                 18.88
                                                                                 18.81
                                                                                 18.86
                                                                                 18.56
                                                                                 18.45
                                                                                 18.41
                                                                                 18.24
                                                                                 17.99
                                                                                 18.03
                                                                                 17.92
                                                                                 18.03
                                                                                 18.13
                                                                                 18.01
                                                                                  18.1
                                                                                 18.36
                                                                                 18.63
                                                                                 18.76
                                                                                 18.79
                                                                                 18.83
                                                                                 18.87
                                                                                  18.9
                                                                                 19.04
                                                                                 19.22
                                                                                 19.26
                                                                                 19.24
                                                                                 19.03
                                                                                  19.1
                                                                                 19.06
                                                                                 19.09
                                                                                 19.22
                                                                                 19.06
                                                                                 19.02
                                                                                 19.05
                                                                                 19.11
                                                                                 19.11
                                                                                 19.22
                                                                                 19.22
                                                                                  19.3
                                                                                 19.22
                                                                                 19.04
                                                                                 19.21
                                                                                 19.23
                                                                                    19
                                                                                 18.99
                                                                                 19.17
                                                                                    19
                                                                                 19.05
                                                                                  18.9
                                                                                 18.97
                                                                                    19
                                                                                 18.97
                                                                                  19.1
                                                                                 19.02
                                                                                 19.05
                                                                                 19.15
                                                                                 19.23
                                                                                 19.33
                                                                                 19.28
                                                                                 19.29
                                                                                 19.36
                                                                                 19.41
                                                                                 19.29
                                                                                 19.31
                                                                                  19.3
                                                                                 19.42
                                                                                 19.01
                                                                                  18.9
                                                                                 18.95
                                                                                 18.87
                                                                                 18.74
                                                                                 18.71
                                                                                 18.66
                                                                                 18.82
                                                                                 18.76
                                                                                 18.73
                                                                                 18.84
                                                                                 18.74
                                                                                 18.65
                                                                                 18.41
                                                                                 18.44
                                                                                 18.65
                                                                                 18.88
                                                                                 18.79
                                                                                 18.93
                                                                                 18.41
                                                                                  18.2
                                                                                  18.3
                                                                                 18.35
                                                                                 18.34
                                                                                 18.38
                                                                                 18.55
                                                                                 18.58
                                                                                 18.58
                                                                                 18.55
                                                                                 18.57
                                                                                 18.53
                                                                                 18.57
                                                                                 18.59
                                                                                 18.59
                                                                                 18.54
                                                                                18.716
                                                                                 18.75
                                                                                 18.77
                                                                                 18.83
                                                                                 18.83
                                                                                 18.74
                                                                                  18.8
                                                                                 18.95
                                                                                 18.75
                                                                                 18.72
                                                                                 18.69
                                                                                 18.62
                                                                                 18.61
                                                                                 18.62
                                                                                 18.59
                                                                                 18.67
                                                                                 18.75
                                                                                 18.75
                                                                                 18.72
                                                                                 18.75
                                                                                 18.75
                                                                                 18.75
                                                                                 18.71
                                                                                  18.7
                                                                                 18.63
                                                                                 18.65
                                                                                  18.7
                                                                                  18.7
                                                                                 18.66
                                                                                 18.67
                                                                                 18.73
                                                                                 18.78
                                                                                 18.85
                                                                                  18.7
                                                                                 18.71
                                                                                  18.8
                                                                                  18.7
                                                                                 18.74
                                                                                 18.73
                                                                                 18.78
                                                                                 18.83
                                                                                 18.91
                                                                                    19
                                                                                 18.98
                                                                                 18.84
                                                                                 18.66
                                                                                 18.82
                                                                                 18.96
                                                                                 18.91
                                                                                 18.41
                                                                                 18.37
                                                                                 18.29
                                                                                 18.28
                                                                                 18.25
                                                                                 18.24
                                                                                 18.19
                                                                                  18.2
                                                                                  18.1
                                                                                 18.05
                                                                                  18.1
                                                                                  18.2
                                                                                 18.27
6/30/07                                                                          18.27


FUND SNAPSHOT

-------------------------------------------------------------------------------------
Share Price                                                                    $18.27
-------------------------------------------------------------------------------------
Net Asset Value                                                                $18.66
-------------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                      -2.09%
-------------------------------------------------------------------------------------
Current Distribution Rate(1)                                                    9.33%
-------------------------------------------------------------------------------------
Net Assets ($000)                                                            $721,740
-------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 10/26/04)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month (cumulative)                                              -0.48%        5.04%

-------------------------------------------------------------------------------------
1-Year                                                            15.75%       11.39%

-------------------------------------------------------------------------------------
Since
Inception                                                          5.57%        8.19%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                      7.5%
-------------------------------------------------------------------------------------
Pharmaceuticals                                                                  7.5%
-------------------------------------------------------------------------------------
Commercial Banks                                                                 7.0%
-------------------------------------------------------------------------------------
Diversified Financial Services                                                   4.4%
-------------------------------------------------------------------------------------
Diversified Telecommunication Services                                           4.3%
-------------------------------------------------------------------------------------
Insurance                                                                        4.1%
-------------------------------------------------------------------------------------
Industrial Conglomerates                                                         3.8%
-------------------------------------------------------------------------------------
Computers & Peripherals                                                          3.3%
-------------------------------------------------------------------------------------
Software                                                                         3.2%
-------------------------------------------------------------------------------------
Capital Markets                                                                  3.0%
-------------------------------------------------------------------------------------
Aerospace & Defense                                                              2.8%
-------------------------------------------------------------------------------------
Chemicals                                                                        2.6%
-------------------------------------------------------------------------------------
Semiconductors & Equipment                                                       2.6%
-------------------------------------------------------------------------------------
Energy Equipment & Services                                                      2.6%
-------------------------------------------------------------------------------------
Tobacco                                                                          2.5%
-------------------------------------------------------------------------------------
Communications Equipment                                                         2.3%
-------------------------------------------------------------------------------------
Household Products                                                               2.3%
-------------------------------------------------------------------------------------
Machinery                                                                        2.2%
-------------------------------------------------------------------------------------
Commercial Services & Supplies                                                   2.1%
-------------------------------------------------------------------------------------
Put Options                                                                      0.4%
-------------------------------------------------------------------------------------
Short-Term Investments                                                           4.7%
-------------------------------------------------------------------------------------
Other                                                                           24.8%
-------------------------------------------------------------------------------------




1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Effective March 1, 2007, the Fund changed from a monthly distribution to a quarterly distribution schedule. The Fund's last monthly distribution was declared March 1, 2007, and paid on April 2, 2007. The Fund's first quarterly distribution was declared June 1, 2007, and paid on July 2, 2007.

       JSN                             Nuveen Equity
       PERFORMANCE                     Premium Opportunity
       OVERVIEW                        Fund
                                              as of 6-30-07

PORTFOLIO ALLOCATION (AS A % OF TOTAL INVESTMENTS)
     (PIE CHART)

Common Stocks                                                                    96.5
Short-Term Investments                                                            3.1
Put Options                                                                       0.4


2006-2007 DISTRIBUTIONS PER SHARE(2)
     (BAR CHART)

Jul                                                                              0.148
Aug                                                                              0.148
Sep                                                                              0.148
Oct                                                                              0.148
Nov                                                                              0.148
Dec                                                                              0.148
Jan                                                                              0.148
Feb                                                                              0.148
Mar                                                                              0.148
Jun                                                                              0.444

SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE
     (LINE GRAPH)

7/01/06                                                                          18.2
-------                                                                          ----
                                                                                  18.11
                                                                                  18.27
                                                                                  18.16
                                                                                  18.18
                                                                                  18.23
                                                                                  18.02
                                                                                17.9601
                                                                                  17.92
                                                                                   17.9
                                                                                  17.79
                                                                                  17.88
                                                                                  17.99
                                                                                  17.77
                                                                                   17.8
                                                                                  17.84
                                                                                  17.95
                                                                                  18.01
                                                                                  18.03
                                                                                  18.12
                                                                                   18.1
                                                                                  18.24
                                                                                  18.24
                                                                                  18.28
                                                                                   18.3
                                                                                  18.36
                                                                                  18.44
                                                                                   18.5
                                                                                  18.45
                                                                                  18.44
                                                                                  18.36
                                                                                  18.35
                                                                                  18.48
                                                                                  18.55
                                                                                  18.48
                                                                                  18.49
                                                                                  18.53
                                                                                  18.61
                                                                                  18.65
                                                                                18.6799
                                                                                  18.68
                                                                                  18.85
                                                                                  18.82
                                                                                  18.68
                                                                                  18.65
                                                                                  18.64
                                                                                  18.69
                                                                                  18.82
                                                                                   18.8
                                                                                  18.86
                                                                                  18.75
                                                                                  18.65
                                                                                  18.68
                                                                                  18.51
                                                                                  18.68
                                                                                  18.66
                                                                                  18.67
                                                                                  18.76
                                                                                  18.69
                                                                                  18.85
                                                                                  18.85
                                                                                  18.79
                                                                                  18.95
                                                                                  18.95
                                                                                  19.06
                                                                                   19.1
                                                                                  19.19
                                                                                  19.13
                                                                                  19.21
                                                                                  19.19
                                                                                  19.16
                                                                                  18.88
                                                                                   18.9
                                                                                  18.65
                                                                                  18.51
                                                                                   18.5
                                                                                  18.45
                                                                                  18.41
                                                                                   18.3
                                                                                  18.32
                                                                                  18.37
                                                                                  18.48
                                                                                  18.56
                                                                                   18.6
                                                                                  18.69
                                                                                  18.65
                                                                                  18.45
                                                                                  18.32
                                                                                 18.332
                                                                                   18.4
                                                                                  18.59
                                                                                   18.6
                                                                                  18.58
                                                                                  18.62
                                                                                  18.33
                                                                                  18.27
                                                                                  18.23
                                                                                  18.03
                                                                                  18.15
                                                                                  18.08
                                                                                  17.97
                                                                                  18.02
                                                                                  18.09
                                                                                  17.97
                                                                                  18.06
                                                                                   18.2
                                                                                   18.4
                                                                                   18.6
                                                                                  18.66
                                                                                  18.76
                                                                                  18.81
                                                                                  18.77
                                                                                  18.74
                                                                                  18.77
                                                                                  18.82
                                                                                  18.59
                                                                                  18.61
                                                                                  18.59
                                                                                  18.67
                                                                                  18.63
                                                                                  18.59
                                                                                  18.59
                                                                                  18.65
                                                                                  18.68
                                                                                  18.74
                                                                                  18.58
                                                                                  18.62
                                                                                  18.62
                                                                                  18.75
                                                                                  18.79
                                                                                  18.75
                                                                                  18.86
                                                                                  18.94
                                                                                   18.7
                                                                                  18.65
                                                                                  18.72
                                                                                  18.71
                                                                                  18.74
                                                                                  18.73
                                                                                  18.63
                                                                                   18.5
                                                                                  18.53
                                                                                  18.56
                                                                                  18.44
                                                                                  18.62
                                                                                   18.7
                                                                                  18.82
                                                                                  18.87
                                                                                   18.9
                                                                                  18.89
                                                                                  18.93
                                                                                   18.9
                                                                                  18.87
                                                                                  18.94
                                                                                  18.91
                                                                                  18.94
                                                                                  18.73
                                                                                  18.64
                                                                                  18.63
                                                                                  18.58
                                                                                  18.51
                                                                                  18.47
                                                                                   18.4
                                                                                  18.63
                                                                                  18.76
                                                                                  18.56
                                                                                  18.76
                                                                                18.6399
                                                                                  18.52
                                                                                  18.44
                                                                                  18.57
                                                                                  18.67
                                                                                  18.72
                                                                                  18.66
                                                                                  18.67
                                                                                  18.34
                                                                                  18.22
                                                                                   18.2
                                                                                  18.17
                                                                                  18.23
                                                                                  18.28
                                                                                   18.3
                                                                                  18.35
                                                                                  18.42
                                                                                  18.38
                                                                                  18.42
                                                                                  18.37
                                                                                  18.38
                                                                                   18.4
                                                                                   18.4
                                                                                 18.362
                                                                                  18.44
                                                                                  18.49
                                                                                  18.53
                                                                                  18.58
                                                                                   18.6
                                                                                  18.53
                                                                                  18.56
                                                                                  18.63
                                                                                  18.53
                                                                                  18.51
                                                                                  18.51
                                                                                  18.45
                                                                                  18.46
                                                                                  18.42
                                                                                  18.43
                                                                                  18.54
                                                                                  18.57
                                                                                  18.62
                                                                                  18.59
                                                                                  18.64
                                                                                  18.65
                                                                                  18.59
                                                                                  18.66
                                                                                  18.61
                                                                                  18.58
                                                                                   18.6
                                                                                  18.67
                                                                                  18.69
                                                                                  18.63
                                                                                   18.6
                                                                                  18.66
                                                                                  18.68
                                                                                  18.72
                                                                                  18.59
                                                                                  18.64
                                                                                  18.71
                                                                                  18.59
                                                                                  18.67
                                                                                  18.71
                                                                                  18.82
                                                                                  18.87
                                                                                  18.97
                                                                                  19.08
                                                                                     19
                                                                                   18.9
                                                                                  18.71
                                                                                   18.9
                                                                                  18.95
                                                                                  18.89
                                                                                  18.37
                                                                                  18.34
                                                                                  18.27
                                                                                  18.24
                                                                                  18.21
                                                                                  18.21
                                                                                   18.2
                                                                                  18.18
                                                                                  18.11
                                                                                  18.09
                                                                                  18.16
                                                                                  18.19
                                                                                  18.22
6/30/07                                                                           18.22



     FUND SNAPSHOT

---------------------------------------------------------------------------------------
Share Price                                                                      $18.22
---------------------------------------------------------------------------------------
Net Asset Value                                                                  $18.62
---------------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                        -2.15%
---------------------------------------------------------------------------------------
Current Distribution Rate(1)                                                      9.75%
---------------------------------------------------------------------------------------
Net Assets ($000)                                                            $1,238,765
---------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 1/26/05)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month (cumulative)                                               2.68%        6.37%

-------------------------------------------------------------------------------------
1-Year                                                            11.47%       12.61%

-------------------------------------------------------------------------------------
Since Inception                                                    5.51%        8.42%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------------------------
Pharmaceuticals                                                                  7.1%
-------------------------------------------------------------------------------------
Software                                                                         6.2%
-------------------------------------------------------------------------------------
Communications Equipment                                                         5.6%
-------------------------------------------------------------------------------------
Computers & Peripherals                                                          5.5%
-------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                      5.2%
-------------------------------------------------------------------------------------
Semiconductors & Equipment                                                       4.5%
-------------------------------------------------------------------------------------
Commercial Banks                                                                 4.1%
-------------------------------------------------------------------------------------
Diversified Financial Services                                                   3.6%
-------------------------------------------------------------------------------------
Diversified Telecommunication Services                                           3.5%
-------------------------------------------------------------------------------------
Capital Markets                                                                  3.3%
-------------------------------------------------------------------------------------
Internet Software & Services                                                     3.0%
-------------------------------------------------------------------------------------
Industrial Conglomerates                                                         2.9%
-------------------------------------------------------------------------------------
Aerospace & Defense                                                              2.4%
-------------------------------------------------------------------------------------
Media                                                                            2.4%
-------------------------------------------------------------------------------------
Specialty Retail                                                                 2.3%
-------------------------------------------------------------------------------------
Energy Equipment & Services                                                      2.2%
-------------------------------------------------------------------------------------
Commercial Services & Supplies                                                   2.1%
-------------------------------------------------------------------------------------
Insurance                                                                        2.0%
-------------------------------------------------------------------------------------
Biotechnology                                                                    1.9%
-------------------------------------------------------------------------------------
Tobacco                                                                          1.7%
-------------------------------------------------------------------------------------
Put Options                                                                      0.4%
-------------------------------------------------------------------------------------
Short-Term Investments                                                           3.1%
-------------------------------------------------------------------------------------
Other                                                                           25.0%
-------------------------------------------------------------------------------------




1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Effective March 1, 2007, the Fund changed from a monthly distribution to a quarterly distribution schedule. The Fund's last monthly distribution was declared March 1, 2007, and paid on April 2, 2007. The Fund's first quarterly distribution was declared June 1, 2007, and paid on July 2, 2007.

       JLA                             Nuveen Equity
       PERFORMANCE                     Premium Advantage
       OVERVIEW                        Fund
                                              as of 6-30-07

PORTFOLIO ALLOCATION (AS A % OF TOTAL INVESTMENTS)
     (PIE CHART)

Common Stocks                                                                    95.9
Short-Term Investments                                                            3.8
Put Options                                                                       0.3

2006-2007 DISTRIBUTIONS PER SHARE(2)
     (BAR CHART)

Jul                                                                              0.151
Aug                                                                              0.151
Sep                                                                              0.151
Oct                                                                              0.151
Nov                                                                              0.151
Dec                                                                              0.151
Jan                                                                              0.151
Feb                                                                              0.151
Mar                                                                              0.151
Jun                                                                              0.453

SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE
     (LINE GRAPH)

7/03/06                                                                          18.22
-------                                                                          -----
                                                                                  18.24
                                                                                  18.26
                                                                                  18.23
                                                                                  18.24
                                                                                  18.24
                                                                                  18.04
                                                                                  17.95
                                                                                  17.98
                                                                                  17.96
                                                                                  17.87
                                                                                  18.07
                                                                                  17.89
                                                                                  17.95
                                                                                   18.1
                                                                                  18.29
                                                                                  18.33
                                                                                  18.32
                                                                                  18.51
                                                                                  18.39
                                                                                  18.43
                                                                                  18.43
                                                                                  18.61
                                                                                  18.54
                                                                                  18.48
                                                                                  18.59
                                                                                  18.79
                                                                                  18.71
                                                                                  18.57
                                                                                   18.6
                                                                                  18.79
                                                                                  18.93
                                                                                   18.9
                                                                                  18.95
                                                                                  19.02
                                                                                  18.94
                                                                                  18.95
                                                                                  18.95
                                                                                  18.89
                                                                                   18.9
                                                                                  19.08
                                                                                  19.03
                                                                                   19.2
                                                                                  19.21
                                                                                  19.34
                                                                                  19.09
                                                                                  18.91
                                                                                  19.13
                                                                                  19.03
                                                                                  19.16
                                                                                  19.17
                                                                                  18.95
                                                                                  18.99
                                                                                  19.08
                                                                                  19.16
                                                                                   19.1
                                                                                  19.13
                                                                                  19.15
                                                                                  19.14
                                                                                  19.17
                                                                                  19.18
                                                                                  19.25
                                                                                  19.38
                                                                                  19.38
                                                                                  19.37
                                                                                  19.37
                                                                                  19.39
                                                                                  19.35
                                                                                  19.41
                                                                                  19.51
                                                                                  19.56
                                                                                  19.25
                                                                                  19.24
                                                                                  19.05
                                                                                  19.01
                                                                                  18.95
                                                                                   19.1
                                                                                  19.25
                                                                                   19.2
                                                                                  19.11
                                                                                   19.3
                                                                                  19.32
                                                                                  19.27
                                                                                   19.3
                                                                                  19.18
                                                                                19.0617
                                                                                  19.06
                                                                                  19.11
                                                                                  19.15
                                                                                  19.12
                                                                                  19.17
                                                                                   19.1
                                                                                  19.11
                                                                                  19.27
                                                                                  18.99
                                                                                  18.98
                                                                                  18.87
                                                                                  18.53
                                                                                  18.15
                                                                                   18.2
                                                                                  18.28
                                                                                   18.4
                                                                                  18.64
                                                                                  18.47
                                                                                  18.25
                                                                                  18.34
                                                                                  18.75
                                                                                  18.87
                                                                                  19.05
                                                                                  19.25
                                                                                   19.3
                                                                                  19.05
                                                                                  19.14
                                                                                  19.26
                                                                                  19.35
                                                                                  19.07
                                                                                  18.93
                                                                                  19.07
                                                                                  19.15
                                                                                   19.2
                                                                                  19.29
                                                                                  19.16
                                                                                  19.17
                                                                                  19.28
                                                                                  19.31
                                                                                  19.12
                                                                                   19.2
                                                                                   19.2
                                                                                  19.27
                                                                                  19.23
                                                                                  19.42
                                                                                  19.38
                                                                                  19.54
                                                                                  19.35
                                                                                  19.41
                                                                                19.5199
                                                                                  19.33
                                                                                  19.16
                                                                                  19.25
                                                                                  19.23
                                                                                  19.18
                                                                                  19.18
                                                                                  19.15
                                                                                  19.07
                                                                                   19.1
                                                                                  19.17
                                                                                  19.25
                                                                                  19.35
                                                                                  19.36
                                                                                  19.29
                                                                                   19.4
                                                                                  19.41
                                                                                  19.46
                                                                                  19.39
                                                                                  19.46
                                                                                   19.5
                                                                                  19.21
                                                                                  19.13
                                                                                  19.22
                                                                                  19.17
                                                                                   19.1
                                                                                  19.08
                                                                                   19.1
                                                                                  19.25
                                                                                   19.2
                                                                                  19.01
                                                                                   19.2
                                                                                  19.13
                                                                                     19
                                                                                   18.6
                                                                                  18.87
                                                                                  18.93
                                                                                  19.05
                                                                                  19.05
                                                                                  19.08
                                                                                  18.61
                                                                                  18.47
                                                                                  18.55
                                                                                  18.46
                                                                                  18.51
                                                                                  18.46
                                                                                18.6099
                                                                                  18.52
                                                                                  18.61
                                                                                  18.59
                                                                                  18.58
                                                                                  18.51
                                                                                  18.58
                                                                                  18.55
                                                                                  18.55
                                                                                  18.53
                                                                                  18.65
                                                                                  18.74
                                                                                  18.94
                                                                                  18.91
                                                                                  18.97
                                                                                  18.81
                                                                                  18.86
                                                                                  18.97
                                                                                  18.85
                                                                                  18.82
                                                                                  18.78
                                                                                  18.76
                                                                                  18.71
                                                                                  18.75
                                                                                  18.75
                                                                                  18.75
                                                                                  18.82
                                                                                  18.86
                                                                                  18.94
                                                                                  18.93
                                                                                  18.89
                                                                                  18.84
                                                                                   18.9
                                                                                  18.82
                                                                                  18.76
                                                                                  18.79
                                                                                  18.83
                                                                                  18.84
                                                                                  18.84
                                                                                  18.85
                                                                                  18.89
                                                                                  18.85
                                                                                  18.94
                                                                                  18.85
                                                                                  18.81
                                                                                  18.92
                                                                                  18.75
                                                                                  18.87
                                                                                  18.86
                                                                                  18.97
                                                                                  19.01
                                                                                   19.1
                                                                                  19.24
                                                                                   19.2
                                                                                  19.12
                                                                                  18.94
                                                                                  19.14
                                                                                  19.25
                                                                                   19.2
                                                                                  18.66
                                                                                   18.6
                                                                                  18.58
                                                                                  18.63
                                                                                  18.54
                                                                                   18.5
                                                                                  18.53
                                                                                  18.45
                                                                                  18.35
                                                                                  18.39
                                                                                  18.42
                                                                                  18.45
                                                                                  18.51
6/30/07                                                                           18.51


FUND SNAPSHOT

-------------------------------------------------------------------------------------
Share Price                                                                    $18.51
-------------------------------------------------------------------------------------
Net Asset Value                                                                $18.54
-------------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                      -0.16%
-------------------------------------------------------------------------------------
Current Distribution Rate(1)                                                    9.79%
-------------------------------------------------------------------------------------
Net Assets ($000)                                                            $482,547
-------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 5/25/05)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month (cumulative)                                               1.23%        6.09%

-------------------------------------------------------------------------------------
1-Year                                                            12.51%       11.83%

-------------------------------------------------------------------------------------
Since Inception                                                    5.75%        8.10%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------------------------
Software                                                                         9.2%
-------------------------------------------------------------------------------------
Computers & Peripherals                                                          8.3%
-------------------------------------------------------------------------------------
Communications Equipment                                                         7.6%
-------------------------------------------------------------------------------------
Semiconductors & Equipment                                                       5.9%
-------------------------------------------------------------------------------------
Pharmaceuticals                                                                  5.1%
-------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                      4.1%
-------------------------------------------------------------------------------------
Internet Software & Services                                                     3.6%
-------------------------------------------------------------------------------------
Biotechnology                                                                    3.3%
-------------------------------------------------------------------------------------
Commercial Banks                                                                 3.3%
-------------------------------------------------------------------------------------
Media                                                                            3.2%
-------------------------------------------------------------------------------------
Capital Markets                                                                  2.9%
-------------------------------------------------------------------------------------
Commercial Services & Supplies                                                   2.7%
-------------------------------------------------------------------------------------
Diversified Telecommunication Services                                           2.5%
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                                    2.3%
-------------------------------------------------------------------------------------
Industrial Conglomerates                                                         2.1%
-------------------------------------------------------------------------------------
Insurance                                                                        1.9%
-------------------------------------------------------------------------------------
Diversified Financial Services                                                   1.8%
-------------------------------------------------------------------------------------
Specialty Retail                                                                 1.8%
-------------------------------------------------------------------------------------
Put Options                                                                      0.3%
-------------------------------------------------------------------------------------
Short-Term Investments                                                           3.8%
-------------------------------------------------------------------------------------
Other                                                                           24.3%
-------------------------------------------------------------------------------------




1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Effective March 1, 2007, the Fund changed from a monthly distribution to a quarterly distribution schedule. The Fund's last monthly distribution was declared March 1, 2007, and paid on April 2, 2007. The Fund's first quarterly distribution was declared June 1, 2007, and paid on July 2, 2007.

       JPG                             Nuveen Equity
       PERFORMANCE                     Premium and Growth
       OVERVIEW                        Fund
                                              as of 6-30-07

PORTFOLIO ALLOCATION (AS A % OF TOTAL INVESTMENTS)
     (PIE CHART)

Common Stocks                                                                    97.3
Put Options                                                                       0.2
Short-Term Investments                                                            2.5

2006-2007 DISTRIBUTIONS PER SHARE(2)
     (BAR CHART)

Jul                                                                              0.135
Aug                                                                              0.135
Sep                                                                              0.135
Oct                                                                              0.135
Nov                                                                              0.135
Dec                                                                              0.135
Jan                                                                              0.135
Feb                                                                              0.135
Mar                                                                              0.135
Jun                                                                              0.405

SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE
     (LINE GRAPH)

7/01/06                                                                          17.76
-------                                                                          -----
                                                                                 17.71
                                                                                 17.73
                                                                                 17.76
                                                                                 17.81
                                                                                 17.84
                                                                                 17.56
                                                                                 17.48
                                                                                 17.25
                                                                                 17.23
                                                                                 17.35
                                                                                 17.55
                                                                                 17.51
                                                                                 17.42
                                                                                 17.55
                                                                                  17.7
                                                                                 17.85
                                                                                 17.97
                                                                                 18.18
                                                                                 18.17
                                                                                 18.31
                                                                                 18.39
                                                                                 18.47
                                                                                 18.39
                                                                                 18.43
                                                                                  18.5
                                                                                 18.57
                                                                                 18.54
                                                                                 18.34
                                                                                 18.49
                                                                                 18.56
                                                                                 18.56
                                                                                 18.46
                                                                                  18.6
                                                                                 18.62
                                                                                 18.68
                                                                                 18.73
                                                                                 18.74
                                                                                 18.59
                                                                                 18.62
                                                                                 18.79
                                                                                 18.82
                                                                                 18.99
                                                                                 18.95
                                                                                    19
                                                                                 18.88
                                                                                 18.97
                                                                                 18.97
                                                                                 19.04
                                                                                 19.09
                                                                                 18.89
                                                                                    19
                                                                                    19
                                                                                 18.83
                                                                                  18.7
                                                                                 18.79
                                                                                 18.72
                                                                                 18.69
                                                                                 19.13
                                                                                  19.1
                                                                                 19.14
                                                                                 19.11
                                                                                 19.33
                                                                                 19.33
                                                                                 19.34
                                                                                 19.42
                                                                                 19.43
                                                                                  19.1
                                                                                    19
                                                                                 18.96
                                                                                 19.02
                                                                                  18.9
                                                                                 18.72
                                                                                 18.63
                                                                                 18.64
                                                                                  18.7
                                                                                  18.8
                                                                                 18.86
                                                                                 18.93
                                                                                 18.94
                                                                                 18.86
                                                                                 18.93
                                                                                 18.99
                                                                                 19.03
                                                                                 18.98
                                                                                  18.9
                                                                                 18.94
                                                                                 18.89
                                                                                 18.85
                                                                                  18.9
                                                                                 18.93
                                                                                 19.01
                                                                                 18.86
                                                                                 18.85
                                                                                 18.67
                                                                                 18.68
                                                                                 18.62
                                                                                 18.47
                                                                                  18.4
                                                                                  18.3
                                                                                 18.25
                                                                                 18.54
                                                                                 18.61
                                                                                 18.35
                                                                                 18.61
                                                                                 18.83
                                                                                 18.97
                                                                                 18.99
                                                                                 19.05
                                                                                 19.05
                                                                                 19.05
                                                                                    19
                                                                                 19.03
                                                                                 19.08
                                                                                 19.28
                                                                                 19.29
                                                                                 19.25
                                                                                 19.34
                                                                                 19.48
                                                                                 19.47
                                                                                 19.47
                                                                                 19.35
                                                                                  19.3
                                                                                  19.5
                                                                                 19.48
                                                                                 19.49
                                                                                 19.38
                                                                                 19.38
                                                                                  19.5
                                                                                 19.54
                                                                                 19.42
                                                                                 19.63
                                                                                 19.79
                                                                                 19.58
                                                                                 19.55
                                                                                 19.51
                                                                                 19.55
                                                                                 19.67
                                                                                 19.71
                                                                                 19.63
                                                                                  19.5
                                                                                 19.49
                                                                                 19.51
                                                                                 19.51
                                                                                 19.59
                                                                                 19.86
                                                                                 19.91
                                                                                  19.8
                                                                                 19.93
                                                                                  19.8
                                                                                 19.79
                                                                                 19.78
                                                                                 19.75
                                                                                 19.75
                                                                                 19.75
                                                                                 19.54
                                                                                 19.37
                                                                                 19.51
                                                                                 19.46
                                                                                 19.33
                                                                                 19.26
                                                                                 18.98
                                                                                 18.86
                                                                                 19.34
                                                                                 19.44
                                                                                 19.21
                                                                                 19.35
                                                                                 19.35
                                                                                 19.14
                                                                                 19.19
                                                                                 19.32
                                                                                 19.53
                                                                                 19.58
                                                                                 19.63
                                                                                 19.66
                                                                                 19.38
                                                                                 19.07
                                                                                 19.24
                                                                                 19.15
                                                                                 19.22
                                                                                 19.18
                                                                                 19.42
                                                                                 19.58
                                                                                 19.65
                                                                                  19.6
                                                                                  19.6
                                                                                 19.61
                                                                                 19.68
                                                                                 19.75
                                                                                 19.75
                                                                                 19.74
                                                                                  19.8
                                                                                 19.83
                                                                                 19.79
                                                                                  19.9
                                                                                 19.96
                                                                                 19.81
                                                                                    20
                                                                                 19.99
                                                                                 19.89
                                                                                 19.77
                                                                                 19.76
                                                                                 19.87
                                                                                 19.74
                                                                                 19.77
                                                                                 19.73
                                                                                  19.8
                                                                                 19.84
                                                                                 19.86
                                                                                 19.87
                                                                                 19.93
                                                                                 19.92
                                                                                  19.9
                                                                                 19.91
                                                                                 19.88
                                                                                 19.85
                                                                                 19.82
                                                                                 19.71
                                                                                 19.79
                                                                                 19.76
                                                                                  19.7
                                                                                 19.77
                                                                                 19.77
                                                                                 19.86
                                                                                 19.69
                                                                                 19.67
                                                                                 19.76
                                                                                 19.48
                                                                                 19.53
                                                                                  19.5
                                                                                 19.53
                                                                                 19.63
                                                                                 19.69
                                                                                  19.7
                                                                                 19.68
                                                                                 19.54
                                                                                 19.34
                                                                                 19.48
                                                                                 19.56
                                                                                 19.41
                                                                                 19.04
                                                                                 18.99
                                                                                 19.03
                                                                                 19.06
                                                                                 19.01
                                                                                 18.99
                                                                                 19.04
                                                                                 19.04
                                                                                  18.9
                                                                                 18.83
                                                                                 18.92
                                                                                 18.93
                                                                                  19.1
6/30/07                                                                           19.1


FUND SNAPSHOT

-------------------------------------------------------------------------------------
Share Price                                                                    $19.10
-------------------------------------------------------------------------------------
Net Asset Value                                                                $19.98
-------------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                      -4.40%
-------------------------------------------------------------------------------------
Current Distribution Rate(1)                                                    8.48%
-------------------------------------------------------------------------------------
Net Assets ($000)                                                            $330,427
-------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 11/22/05)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month (cumulative)                                               2.74%        6.16%

-------------------------------------------------------------------------------------
1-Year                                                            18.53%       14.17%

-------------------------------------------------------------------------------------
Since Inception                                                    5.34%       11.11%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------------------------
Pharmaceuticals                                                                  9.4%
-------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                      9.2%
-------------------------------------------------------------------------------------
Commercial Banks                                                                 7.1%
-------------------------------------------------------------------------------------
Insurance                                                                        4.5%
-------------------------------------------------------------------------------------
Industrial Conglomerates                                                         4.4%
-------------------------------------------------------------------------------------
Diversified Telecommunication Services                                           4.1%
-------------------------------------------------------------------------------------
Software                                                                         3.4%
-------------------------------------------------------------------------------------
Capital Markets                                                                  3.2%
-------------------------------------------------------------------------------------
Semiconductors & Equipment                                                       3.1%
-------------------------------------------------------------------------------------
Diversified Financial Services                                                   2.9%
-------------------------------------------------------------------------------------
Real Estate                                                                      2.7%
-------------------------------------------------------------------------------------
Computers & Peripherals                                                          2.5%
-------------------------------------------------------------------------------------
Specialty Retail                                                                 2.2%
-------------------------------------------------------------------------------------
Tobacco                                                                          2.2%
-------------------------------------------------------------------------------------
Metals & Mining                                                                  2.2%
-------------------------------------------------------------------------------------
Household Products                                                               2.0%
-------------------------------------------------------------------------------------
Media                                                                            2.0%
-------------------------------------------------------------------------------------
Internet Software & Services                                                     1.9%
-------------------------------------------------------------------------------------
Energy Equipment & Services                                                      1.9%
-------------------------------------------------------------------------------------
Chemicals                                                                        1.8%
-------------------------------------------------------------------------------------
Put Options                                                                      0.2%
-------------------------------------------------------------------------------------
Short-Term Investments                                                           2.5%
-------------------------------------------------------------------------------------
Other                                                                           24.6%
-------------------------------------------------------------------------------------




1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Effective March 1, 2007, the Fund changed from a monthly distribution to a quarterly distribution schedule. The Fund's last monthly distribution was declared March 1, 2007, and paid on April 2, 2007. The Fund's first quarterly distribution was declared June 1, 2007, and paid on July 2, 2007.

           SHAREHOLDER MEETING REPORT

           The shareholder meeting was held in the offices of Nuveen Investments on April 4, 2007.

                                                                 JPZ             JSN             JLA             JPG
------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                  Common          Common          Common          Common
                                                                  Shares          Shares          Shares          Shares
------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
    For                                                       34,744,871      63,233,381      21,509,676      13,788,341
    Withhold                                                     277,245         547,523         190,698          56,105
------------------------------------------------------------------------------------------------------------------------
   Total                                                      35,022,116      63,780,904      21,700,374      13,844,446
------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown(1)
    For                                                       34,741,858      63,201,698      21,495,808      13,787,924
    Withhold                                                     280,258         579,206         204,566          56,522
------------------------------------------------------------------------------------------------------------------------
   Total                                                      35,022,116      63,780,904      21,700,374      13,844,446
------------------------------------------------------------------------------------------------------------------------
Jack B. Evans
    For                                                       34,751,404      63,238,562      21,517,488      13,788,601
    Withhold                                                     270,712         542,342         182,886          55,845
------------------------------------------------------------------------------------------------------------------------
   Total                                                      35,022,116      63,780,904      21,700,374      13,844,446
------------------------------------------------------------------------------------------------------------------------
William C. Hunter
    For                                                       34,755,564      63,240,760      21,516,773      13,784,926
    Withhold                                                     266,552         540,144         183,601          59,520
------------------------------------------------------------------------------------------------------------------------
   Total                                                      35,022,116      63,780,904      21,700,374      13,844,446
------------------------------------------------------------------------------------------------------------------------
David J. Kundert
    For                                                       34,743,453      63,227,739      21,502,461      13,787,741
    Withhold                                                     278,663         553,165         197,913          56,705
------------------------------------------------------------------------------------------------------------------------
   Total                                                      35,022,116      63,780,904      21,700,374      13,844,446
------------------------------------------------------------------------------------------------------------------------
William J. Schneider
    For                                                       34,747,099      63,224,956      21,512,180      13,789,376
    Withhold                                                     275,017         555,948         188,194          55,070
------------------------------------------------------------------------------------------------------------------------
   Total                                                      35,022,116      63,780,904      21,700,374      13,844,446
------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger
    For                                                       34,750,269      63,230,013      21,515,252      13,788,741
    Withhold                                                     271,847         550,891         185,122          55,705
------------------------------------------------------------------------------------------------------------------------
   Total                                                      35,022,116      63,780,904      21,700,374      13,844,446
------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale
    For                                                       34,732,668      63,238,253      21,510,136      13,787,341
    Withhold                                                     289,448         542,651         190,238          57,105
------------------------------------------------------------------------------------------------------------------------
   Total                                                      35,022,116      63,780,904      21,700,374      13,844,446
------------------------------------------------------------------------------------------------------------------------
Carole E. Stone
    For                                                       34,740,098      63,233,436      21,508,186      13,787,741
    Withhold                                                     282,018         547,468         192,188          56,705
------------------------------------------------------------------------------------------------------------------------
   Total                                                      35,022,116      63,780,904      21,700,374      13,844,446
------------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine(2)
    For                                                       34,748,133      63,228,606      21,515,065      13,788,741
    Withhold                                                     273,983         552,298         185,309          55,705
------------------------------------------------------------------------------------------------------------------------
   Total                                                      35,022,116      63,780,904      21,700,374      13,844,446
------------------------------------------------------------------------------------------------------------------------

(1) Mr. Lawrence H. Brown retired from the Board of Trustees on July 1, 2007.

(2) Mr. Eugene S. Sunshine resigned from the Board of Trustees on July 31, 2007.

         JPZ
          Nuveen Equity Premium Income Fund
          Portfolio of INVESTMENTS
                                               as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 97.1%
             AEROSPACE & DEFENSE - 2.8%
    71,400   Boeing Company                                                                                       $    6,865,824
   100,000   Honeywell International Inc.                                                                              5,628,000
    32,000   Raytheon Company                                                                                          1,724,480
    89,400   United Technologies Corporation                                                                           6,341,142
--------------------------------------------------------------------------------------------------------------------------------
             Total Aerospace & Defense                                                                                20,559,446
             -------------------------------------------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS - 0.1%
    13,759   United Parcel Service, Inc., Class B                                                                      1,004,407
--------------------------------------------------------------------------------------------------------------------------------
             AIRLINES - 0.2%
    22,200   AMR Corporation-DEL, (1)                                                                                    584,970
    14,800   Continental Airlines, Inc., (1)                                                                             501,276
--------------------------------------------------------------------------------------------------------------------------------
             Total Airlines                                                                                            1,086,246
             -------------------------------------------------------------------------------------------------------------------
             AUTO COMPONENTS - 0.2%
    21,200   American Axle and Manufacturing Holdings Inc.                                                               627,944
    30,487   Cooper Tire & Rubber                                                                                        842,051
--------------------------------------------------------------------------------------------------------------------------------
             Total Auto Components                                                                                     1,469,995
             -------------------------------------------------------------------------------------------------------------------
             AUTOMOBILES - 0.6%
   204,000   Ford Motor Company                                                                                        1,921,680
    48,800   General Motors Corporation                                                                                1,844,640
     4,000   Harley-Davidson, Inc.                                                                                       238,440
--------------------------------------------------------------------------------------------------------------------------------
             Total Automobiles                                                                                         4,004,760
             -------------------------------------------------------------------------------------------------------------------
             BEVERAGES - 1.1%
   106,397   Coca-Cola Company                                                                                         5,565,627
    40,500   PepsiCo, Inc.                                                                                             2,626,425
--------------------------------------------------------------------------------------------------------------------------------
             Total Beverages                                                                                           8,192,052
             -------------------------------------------------------------------------------------------------------------------
             BIOTECHNOLOGY - 0.0%
       100   Genentech, Inc., (1)                                                                                          7,566
--------------------------------------------------------------------------------------------------------------------------------
             BUILDING PRODUCTS - 0.1%
    25,567   Masco Corporation                                                                                           727,892
--------------------------------------------------------------------------------------------------------------------------------
             CAPITAL MARKETS - 3.1%
    46,000   Charles Schwab Corporation                                                                                  943,920
    19,900   Goldman Sachs Group, Inc.                                                                                 4,313,325
    10,500   Jefferies Group, Inc.                                                                                       283,290
   177,861   JPMorgan Chase & Co.                                                                                      8,617,365
    20,300   Legg Mason, Inc.                                                                                          1,997,114
    31,400   Merrill Lynch & Co., Inc.                                                                                 2,624,412
    23,500   Morgan Stanley                                                                                            1,971,180
    59,400   Waddell & Reed Financial, Inc., Class A                                                                   1,544,994
--------------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                                    22,295,600
             -------------------------------------------------------------------------------------------------------------------
             CHEMICALS - 2.7%
    51,511   Dow Chemical Company                                                                                      2,277,816
   148,600   E.I. Du Pont de Nemours and Company                                                                       7,554,824
    40,400   Eastman Chemical Company                                                                                  2,598,932
    42,998   Lubrizol Corporation                                                                                      2,775,521
    36,100   Lyondell Chemical Company                                                                                 1,340,032
    19,000   NL Industries Inc.                                                                                          190,380
    53,293   Olin Corporation                                                                                          1,119,153
    63,622   RPM International, Inc.                                                                                   1,470,304
--------------------------------------------------------------------------------------------------------------------------------
             Total Chemicals                                                                                          19,326,962
             -------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 7.1%
   383,779   Bank of America Corporation                                                                              18,762,955
    18,300   Comerica Incorporated                                                                                     1,088,301

         JPZ
        Nuveen Equity Premium Income Fund (continued)
        Portfolio of INVESTMENTS as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS (continued)
     3,000   Federated Investors Inc.                                                                             $      114,990
    52,600   HSBC Holdings PLC, Sponsored ADR                                                                          4,827,102
   145,300   Lloyds TSB Group PLC, Sponsored ADR                                                                       6,497,816
    38,700   TrustCo Bank Corporation NY                                                                                 382,356
   175,300   U.S. Bancorp                                                                                              5,776,135
   112,400   Wachovia Corporation                                                                                      5,760,500
    34,100   Washington Mutual, Inc.                                                                                   1,454,024
   190,800   Wells Fargo & Company                                                                                     6,710,436
--------------------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                                   51,374,615
             -------------------------------------------------------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES - 2.2%
    65,710   Automatic Data Processing, Inc.                                                                           3,184,964
     3,800   Avery Dennison Corporation                                                                                  252,624
    90,303   Deluxe Corporation                                                                                        3,667,205
     1,700   ITT Educational Services, Inc., (1)                                                                         199,546
     3,200   Manpower Inc.                                                                                               295,168
    35,000   Paychex, Inc.                                                                                             1,369,200
    23,000   Pitney Bowes Inc.                                                                                         1,076,860
     5,800   Priceline.com Incorporated, (1)                                                                             398,692
     8,500   R.R. Donnelley & Sons Company                                                                               369,835
   116,428   ServiceMaster Company                                                                                     1,799,977
    34,100   Standard Register Company                                                                                   388,740
    65,671   Waste Management, Inc.                                                                                    2,564,453
--------------------------------------------------------------------------------------------------------------------------------
             Total Commercial Services & Supplies                                                                     15,567,264
             -------------------------------------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT - 2.3%
    17,600   ADTRAN, Inc.                                                                                                457,072
    30,600   Avaya Inc., (1)                                                                                             515,304
     8,828   Ciena Corporation, (1)                                                                                      318,956
   263,500   Cisco Systems, Inc., (1)                                                                                  7,338,475
    56,100   Corning Incorporated, (1)                                                                                 1,433,355
    11,875   JDS Uniphase Corporation, (1)                                                                               159,481
   149,100   Motorola, Inc.                                                                                            2,639,070
    91,479   QUALCOMM Inc.                                                                                             3,969,274
--------------------------------------------------------------------------------------------------------------------------------
             Total Communications Equipment                                                                           16,830,987
             -------------------------------------------------------------------------------------------------------------------
             COMPUTERS & PERIPHERALS - 3.3%
    51,646   Apple, Inc., (1)                                                                                          6,302,878
    67,793   Dell Inc., (1)                                                                                            1,935,490
    93,700   EMC Corporation, (1)                                                                                      1,695,970
   129,100   Hewlett-Packard Company                                                                                   5,760,442
    70,044   International Business Machines Corporation                                                               7,372,131
              (IBM)
    10,457   McAfee Inc., (1)                                                                                            368,086
   133,600   Sun Microsystems Inc., (1)                                                                                  702,736
--------------------------------------------------------------------------------------------------------------------------------
             Total Computers & Peripherals                                                                            24,137,733
             -------------------------------------------------------------------------------------------------------------------
             CONTAINERS & PACKAGING - 0.8%
     9,900   Chesapeake Corporation                                                                                      124,443
    65,700   Packaging Corp. of America                                                                                1,662,867
    87,489   Sonoco Products Company                                                                                   3,745,404
--------------------------------------------------------------------------------------------------------------------------------
             Total Containers & Packaging                                                                              5,532,714
             -------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 4.5%
    16,900   A. G. Edwards, Inc.                                                                                       1,428,895
    91,104   Capitalsource Inc.                                                                                        2,240,247
     8,700   Chicago Mercantile Exchange Holdings Inc., Class                                                          4,648,932
              A
   438,000   Citigroup Inc.                                                                                           22,465,020
    22,000   Federal Home Loan Mortgage Corporation                                                                    1,335,400
     2,500   Moody's Corporation                                                                                         155,500
--------------------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                                     32,273,994
             -------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.4%
   582,077   AT&T Inc.                                                                                                24,156,196
   220,900   Citizens Communications Company                                                                           3,373,143
   107,100   Verizon Communications Inc.                                                                               4,409,307
--------------------------------------------------------------------------------------------------------------------------------
             Total Diversified Telecommunication Services                                                             31,938,646
             -------------------------------------------------------------------------------------------------------------------

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES - 1.5%
    27,000   Ameren Corporation                                                                                   $    1,323,270
    33,900   Consolidated Edison, Inc.                                                                                 1,529,568
    25,949   Great Plains Energy Incorporated                                                                            755,635
    60,600   OGE Energy Corp.                                                                                          2,220,990
    80,800   Pepco Holdings, Inc.                                                                                      2,278,560
    33,400   Progress Energy, Inc.                                                                                     1,522,706
    27,000   Southern Company                                                                                            925,830
--------------------------------------------------------------------------------------------------------------------------------
             Total Electric Utilities                                                                                 10,556,559
             -------------------------------------------------------------------------------------------------------------------
             ELECTRICAL EQUIPMENT - 0.9%
   122,400   Emerson Electric Co.                                                                                      5,728,320
       400   Hubbell Incorporated, Class B                                                                                21,688
    14,000   Rockwell Automation, Inc.                                                                                   972,160
--------------------------------------------------------------------------------------------------------------------------------
             Total Electrical Equipment                                                                                6,722,168
             -------------------------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
     6,500   Cogent Inc., (1)                                                                                             95,485
--------------------------------------------------------------------------------------------------------------------------------
             ENERGY EQUIPMENT & SERVICES - 2.6%
    21,300   Diamond Offshore Drilling, Inc.                                                                           2,163,228
    24,668   ENSCO International Incorporated                                                                          1,504,995
   111,600   Halliburton Company                                                                                       3,850,200
    11,600   Patterson-UTI Energy, Inc.                                                                                  304,036
    79,200   Schlumberger Limited                                                                                      6,727,248
    17,600   Smith International, Inc.                                                                                 1,032,064
    46,500   Tidewater Inc.                                                                                            3,295,920
--------------------------------------------------------------------------------------------------------------------------------
             Total Energy Equipment & Services                                                                        18,877,691
             -------------------------------------------------------------------------------------------------------------------
             FOOD & STAPLES RETAILING - 0.8%
    36,406   CVS Caremark Corporation                                                                                  1,326,999
       200   Longs Drug Stores Corporation                                                                                10,504
    38,696   SUPERVALU INC                                                                                             1,792,399
    53,325   Wal-Mart Stores, Inc.                                                                                     2,565,466
       800   Whole Foods Market, Inc.                                                                                     30,640
--------------------------------------------------------------------------------------------------------------------------------
             Total Food & Staples Retailing                                                                            5,726,008
             -------------------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS - 1.0%
   173,705   Kraft Foods Inc.                                                                                          6,123,101
    57,000   Sara Lee Corporation                                                                                        991,800
--------------------------------------------------------------------------------------------------------------------------------
             Total Food Products                                                                                       7,114,901
             -------------------------------------------------------------------------------------------------------------------
             GAS UTILITIES - 0.9%
    28,200   AGL Resources Inc.                                                                                        1,141,536
    62,601   Atmos Energy Corporation                                                                                  1,881,786
    81,800   Nicor Inc.                                                                                                3,510,856
--------------------------------------------------------------------------------------------------------------------------------
             Total Gas Utilities                                                                                       6,534,178
             -------------------------------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
    36,000   Baxter International Inc.                                                                                 2,028,240
     3,025   Medtronic, Inc.                                                                                             156,877
--------------------------------------------------------------------------------------------------------------------------------
             Total Health Care Equipment & Supplies                                                                    2,185,117
             -------------------------------------------------------------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES - 1.0%
    15,450   Coventry Health Care, Inc., (1)                                                                             890,693
     6,700   Mentor Corporation                                                                                          272,556
     2,100   Omnicare, Inc.                                                                                               75,726
    88,646   UnitedHealth Group Incorporated                                                                           4,533,356
    21,300   Wellpoint Inc., (1)                                                                                       1,700,379
--------------------------------------------------------------------------------------------------------------------------------
             Total Health Care Providers & Services                                                                    7,472,710
             -------------------------------------------------------------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE - 1.0%
    17,000   Carnival Corporation                                                                                        829,090
    13,566   Harrah's Entertainment, Inc.                                                                              1,156,637
    22,661   International Game Technology                                                                               899,642
    86,900   McDonald's Corporation                                                                                    4,411,044
--------------------------------------------------------------------------------------------------------------------------------
             Total Hotels, Restaurants & Leisure                                                                       7,296,413
             -------------------------------------------------------------------------------------------------------------------

         JPZ
        Nuveen Equity Premium Income Fund (continued)
        Portfolio of INVESTMENTS as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             HOUSEHOLD DURABLES - 1.7%
     4,100   Black & Decker Corporation                                                                           $      362,071
    22,017   D.R. Horton, Inc.                                                                                           438,799
     1,300   KB Home                                                                                                      51,181
   107,400   Newell Rubbermaid Inc.                                                                                    3,160,782
    12,400   Snap-on Incorporated                                                                                        626,324
    25,600   Stanley Works                                                                                             1,553,920
   106,700   Tupperware Corporation                                                                                    3,066,558
    29,936   Whirlpool Corporation                                                                                     3,328,883
--------------------------------------------------------------------------------------------------------------------------------
             Total Household Durables                                                                                 12,588,518
             -------------------------------------------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS - 2.3%
    53,200   Colgate-Palmolive Company                                                                                 3,450,020
    22,000   Kimberly-Clark Corporation                                                                                1,471,580
   193,080   Procter & Gamble Company                                                                                 11,814,565
--------------------------------------------------------------------------------------------------------------------------------
             Total Household Products                                                                                 16,736,165
             -------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES - 3.9%
     2,000   American Standard Companies Inc.                                                                            117,960
   657,430   General Electric Company                                                                                 25,166,420
    52,800   Genuine Parts Company                                                                                     2,618,880
--------------------------------------------------------------------------------------------------------------------------------
             Total Industrial Conglomerates                                                                           27,903,260
             -------------------------------------------------------------------------------------------------------------------
             INSURANCE - 4.2%
    36,800   Allstate Corporation                                                                                      2,263,568
   111,000   American International Group, Inc.                                                                        7,773,330
    24,405   Arthur J. Gallagher & Co.                                                                                   680,411
   209,268   Fidelity National Title Group Inc., Class A                                                               4,959,652
    12,500   Hartford Financial Services Group, Inc.                                                                   1,231,375
    80,446   Lincoln National Corporation                                                                              5,707,644
    72,500   Marsh & McLennan Companies, Inc.                                                                          2,238,800
     1,100   Mercury General Corporation                                                                                  60,621
    46,000   Travelers Companies, Inc.                                                                                 2,461,000
    52,700   Unitrin, Inc.                                                                                             2,591,786
--------------------------------------------------------------------------------------------------------------------------------
             Total Insurance                                                                                          29,968,187
             -------------------------------------------------------------------------------------------------------------------
             INTERNET & CATALOG RETAIL - 0.3%
    24,004   Amazon.com, Inc., (1)                                                                                     1,642,114
    16,438   IAC/InterActiveCorp., (1)                                                                                   568,919
--------------------------------------------------------------------------------------------------------------------------------
             Total Internet & Catalog Retail                                                                           2,211,033
             -------------------------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES - 1.5%
    56,917   eBay Inc., (1)                                                                                            1,831,589
     3,160   F5 Networks, Inc., (1)                                                                                      254,696
    10,606   Google Inc., Class A, (1)                                                                                 5,550,968
     7,100   Openwave Systems Inc., (1)                                                                                   44,446
   159,665   United Online, Inc.                                                                                       2,632,876
    30,100   Yahoo! Inc., (1)                                                                                            816,613
--------------------------------------------------------------------------------------------------------------------------------
             Total Internet Software & Services                                                                       11,131,188
             -------------------------------------------------------------------------------------------------------------------
             IT SERVICES - 0.2%
     2,050   FactSet Research Systems Inc.                                                                               140,118
     6,395   Fidelity National Information Services                                                                      347,121
--------------------------------------------------------------------------------------------------------------------------------
             Total IT Services                                                                                           487,239
             -------------------------------------------------------------------------------------------------------------------
             LEISURE EQUIPMENT & PRODUCTS - 0.1%
     2,138   Brunswick Corporation                                                                                        69,763
    17,155   Eastman Kodak Company                                                                                       477,424
     7,900   Polaris Industries Inc.                                                                                     427,864
--------------------------------------------------------------------------------------------------------------------------------
             Total Leisure Equipment & Products                                                                          975,051
             -------------------------------------------------------------------------------------------------------------------
             MACHINERY - 2.2%
    30,891   Briggs & Stratton Corporation                                                                               974,920
    75,600   Caterpillar Inc.                                                                                          5,919,480
     2,400   Cummins Inc.                                                                                                242,904
     9,200   Deere & Company                                                                                           1,110,808
    13,600   Graco Inc.                                                                                                  547,808
    16,555   Ingersoll Rand Company Limited, Class A                                                                     907,545
       400   Joy Global Inc.                                                                                              23,332

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             MACHINERY (continued)
     6,500   Parker Hannifin Corporation                                                                          $      636,415
    57,966   SPX Corporation                                                                                           5,089,994
    12,000   Timken Company                                                                                              433,320
--------------------------------------------------------------------------------------------------------------------------------
             Total Machinery                                                                                          15,886,526
             -------------------------------------------------------------------------------------------------------------------
             MEDIA - 1.8%
    45,213   CBS Corporation, Class B                                                                                  1,506,497
     2,780   Citadel Broadcasting Corporation                                                                             17,931
    67,800   Clear Channel Communications, Inc.                                                                        2,564,196
    15,000   Dow Jones & Company, Inc.                                                                                   861,750
     5,355   Idearc Inc.                                                                                                 189,192
    39,613   New York Times, Class A                                                                                   1,006,170
    26,000   Omnicom Group Inc.                                                                                        1,375,920
   183,600   Regal Entertainment Group, Class A                                                                        4,026,348
     5,800   ValueClick, Inc., (1)                                                                                       170,868
    36,200   Walt Disney Company                                                                                       1,235,868
     6,200   XM Satellite Radio Holdings Inc., Class A, (1)                                                               72,974
--------------------------------------------------------------------------------------------------------------------------------
             Total Media                                                                                              13,027,714
             -------------------------------------------------------------------------------------------------------------------
             METALS & MINING - 1.4%
    16,400   Alcoa Inc.                                                                                                  664,692
    28,800   CONSOL Energy Inc.                                                                                        1,327,968
    32,000   Nucor Corporation                                                                                         1,876,800
    63,400   Southern Copper Corporation                                                                               5,976,084
--------------------------------------------------------------------------------------------------------------------------------
             Total Metals & Mining                                                                                     9,845,544
             -------------------------------------------------------------------------------------------------------------------
             MULTILINE RETAIL - 1.2%
    13,000   Family Dollar Stores, Inc.                                                                                  446,160
    38,002   Federated Department Stores, Inc.                                                                         1,511,720
    55,400   Nordstrom, Inc.                                                                                           2,832,048
     7,900   Sears Holding Corporation, (1)                                                                            1,339,050
    40,800   Target Corporation                                                                                        2,594,880
--------------------------------------------------------------------------------------------------------------------------------
             Total Multiline Retail                                                                                    8,723,858
             -------------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES - 1.8%
   125,900   Duke Energy Corporation                                                                                   2,303,970
    82,456   Integrys Energy Group, Inc.                                                                               4,182,993
    28,500   National Fuel Gas Company                                                                                 1,234,335
    49,100   ONEOK, Inc.                                                                                               2,475,131
    32,100   Public Service Enterprise Group Incorporated                                                              2,817,738
--------------------------------------------------------------------------------------------------------------------------------
             Total Multi-Utilities                                                                                    13,014,167
             -------------------------------------------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS - 7.7%
     1,100   BP Amoco PLC                                                                                                 79,354
   167,900   Chevron Corporation                                                                                      14,143,896
    63,649   ConocoPhillips                                                                                            4,996,447
   422,200   Exxon Mobil Corporation                                                                                  35,414,132
     9,900   Valero Energy Corporation                                                                                   731,214
--------------------------------------------------------------------------------------------------------------------------------
             Total Oil, Gas & Consumable Fuels                                                                        55,365,043
             -------------------------------------------------------------------------------------------------------------------
             PAPER & FOREST PRODUCTS - 0.6%
    12,070   Bowater Incorporated                                                                                        301,147
    47,000   Weyerhaeuser Company                                                                                      3,709,710
--------------------------------------------------------------------------------------------------------------------------------
             Total Paper & Forest Products                                                                             4,010,857
             -------------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS - 7.7%
   111,700   Abbott Laboratories                                                                                       5,981,535
   246,638   Bristol-Myers Squibb Company                                                                              7,783,895
    13,040   CV Therapeutics Inc., (1)                                                                                   172,258
    63,000   Eli Lilly and Company                                                                                     3,520,440
    11,471   GlaxoSmithKline PLC, ADR                                                                                    600,736
   164,856   Johnson & Johnson                                                                                        10,158,427
   234,802   Merck & Co. Inc.                                                                                         11,693,140
   426,857   Pfizer Inc.                                                                                              10,914,733
    22,700   Schering-Plough Corporation                                                                                 690,988
    69,200   Wyeth                                                                                                     3,967,928
--------------------------------------------------------------------------------------------------------------------------------
             Total Pharmaceuticals                                                                                    55,484,080
             -------------------------------------------------------------------------------------------------------------------

         JPZ
        Nuveen Equity Premium Income Fund (continued)
        Portfolio of INVESTMENTS as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             REAL ESTATE - 1.7%
     9,500   American Financial Realty Trust                                                                      $       98,040
    57,700   American Home Mortgage Investment Corp. (4)                                                               1,060,526
   154,100   Crescent Real Estate Equities Company                                                                     3,458,004
    39,900   First Industrial Realty Trust, Inc.                                                                       1,546,524
    21,000   Health Care REIT, Inc.                                                                                      847,560
    58,500   Healthcare Realty Trust, Inc.                                                                             1,625,130
   117,900   HRPT Properties Trust                                                                                     1,226,160
    22,300   Lexington Corporate Properties Trust                                                                        463,840
     5,700   Liberty Property Trust                                                                                      250,401
    42,800   Nationwide Health Properties, Inc.                                                                        1,164,160
     7,682   Newcastle Investment Corporation                                                                            192,588
    27,000   Senior Housing Properties Trust                                                                             549,450
--------------------------------------------------------------------------------------------------------------------------------
             Total Real Estate                                                                                        12,482,383
             -------------------------------------------------------------------------------------------------------------------
             ROAD & RAIL - 0.3%
    17,069   Burlington Northern Santa Fe Corporation                                                                  1,453,255
    13,563   Norfolk Southern Corporation                                                                                713,007
--------------------------------------------------------------------------------------------------------------------------------
             Total Road & Rail                                                                                         2,166,262
             -------------------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS & EQUIPMENT - 2.7%
    11,500   Advanced Micro Devices, Inc., (1)                                                                           164,450
    26,500   Analog Devices, Inc.                                                                                        997,460
   105,600   Applied Materials, Inc.                                                                                   2,098,272
    45,300   Broadcom Corporation, Class A, (1)                                                                        1,325,025
   190,771   Intel Corporation                                                                                         4,532,719
    10,600   Intersil Holding Corporation, Class A                                                                       333,476
     6,800   Lam Research Corporation, (1)                                                                               349,520
    64,115   Maxim Integrated Products, Inc.                                                                           2,142,082
    39,700   Microchip Technology Incorporated                                                                         1,470,488
    24,800   National Semiconductor Corporation                                                                          701,096
    20,800   NVIDIA Corporation, (1)                                                                                     859,248
   115,500   Texas Instruments Incorporated                                                                            4,346,265
--------------------------------------------------------------------------------------------------------------------------------
             Total Semiconductors & Equipment                                                                         19,320,101
             -------------------------------------------------------------------------------------------------------------------
             SOFTWARE - 3.3%
    42,852   Adobe Systems Incorporated, (1)                                                                           1,720,508
     4,580   Akamai Technologies, Inc., (1)                                                                              222,771
    11,400   Autodesk, Inc., (1)                                                                                         536,712
    34,800   BEA Systems, Inc., (1)                                                                                      476,412
    16,333   Cognizant Technology Solutions Corporation, Class A, (1)                                                  1,226,445
   438,892   Microsoft Corporation                                                                                    12,934,147
    16,433   NAVTEQ Corporation, (1)                                                                                     695,773
   251,178   Oracle Corporation, (1)                                                                                   4,950,718
     6,100   Red Hat, Inc., (1)                                                                                          135,908
    10,500   Salesforce.com, Inc., (1)                                                                                   450,030
     3,384   VeriSign, Inc., (1)                                                                                         107,374
--------------------------------------------------------------------------------------------------------------------------------
             Total Software                                                                                           23,456,798
             -------------------------------------------------------------------------------------------------------------------
             SPECIALTY RETAIL - 2.1%
    27,715   Abercrombie & Fitch Co., Class A                                                                          2,022,641
    47,700   American Eagle Outfitters, Inc.                                                                           1,223,982
    52,650   Best Buy Co., Inc.                                                                                        2,457,176
    24,200   Chico's FAS, Inc., (1)                                                                                      589,028
     9,100   Christopher & Banks Corporation                                                                             156,065
    86,896   Home Depot, Inc.                                                                                          3,419,358
    53,597   Limited Brands, Inc.                                                                                      1,471,238
    55,300   Lowe's Companies, Inc.                                                                                    1,697,157
     5,212   RadioShack Corporation                                                                                      172,726
       500   Sherwin-Williams Company                                                                                     33,235
     5,000   Tiffany & Co.                                                                                               265,300
    19,700   TJX Companies, Inc.                                                                                         541,750
    83,469   Tuesday Morning Corporation                                                                               1,031,677
--------------------------------------------------------------------------------------------------------------------------------
             Total Specialty Retail                                                                                   15,081,333
             -------------------------------------------------------------------------------------------------------------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.3%
    27,238   VF Corporation                                                                                            2,494,456
--------------------------------------------------------------------------------------------------------------------------------

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 0.1%
    60,800   New York Community Bancorp, Inc.                                                                     $    1,034,816
--------------------------------------------------------------------------------------------------------------------------------
             TOBACCO - 2.5%
   217,733   Altria Group, Inc.                                                                                       15,271,793
    32,200   Reynolds American Inc.                                                                                    2,099,440
    34,424   Vector Group Ltd.                                                                                           775,573
--------------------------------------------------------------------------------------------------------------------------------
             Total Tobacco                                                                                            18,146,806
             -------------------------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $512,242,701)                                                                 700,453,494
             ===================================================================================================================
   PRINCIPAL
AMOUNT (000)   DESCRIPTION                                                   COUPON       MATURITY                           VALUE
----------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 4.8%
 $   34,909    Repurchase Agreement with Fixed Income Clearing               4.000%        7/02/07                  $   34,909,257
                Corporation, dated 6/29/07, repurchase price
                $34,920,893, collateralized by $29,190,000 U.S.
                Treasury Bonds, 7.125%, due 2/15/23, value
                $35,611,800
 ==========    -------------------------------------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (COST $34,909,257)                                                          34,909,257
               ===================================================================================================================
                                                                          NOTIONAL       EXPIRATION      STRIKE
  CONTRACTS    TYPE                                                     AMOUNT (2)            DATE        PRICE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               PUT OPTIONS - 0.3%
        692    S&P 500 Index                                     $       91,690,000        7/21/07     $   1,325     $       31,140
        692    S&P 500 Index                                             93,420,000        7/21/07     $   1,350             58,820
        684    S&P 500 Index                                             92,340,000        8/18/07         1,350            328,320
        653    S&P 500 Index                                             89,787,500        8/18/07         1,375            424,450
        664    S&P 500 Index                                             87,980,000        9/22/07         1,325            464,800
        619    S&P 500 Index                                             83,565,000        9/22/07         1,350            550,910
        608    S&P 500 Index                                             83,600,000        9/22/07         1,375            693,120
-----------------------------------------------------------------------------------------------------------------------------------
      4,612    TOTAL PUT OPTIONS (COST $3,549,040)                      622,382,500                                       2,551,560
===================================================================================================================================
               TOTAL INVESTMENTS (COST $550,700,998) - 102.2%                                                           737,914,311
               ====================================================================================================================
                                                                          NOTIONAL       EXPIRATION      STRIKE
  CONTRACTS    TYPE                                                     AMOUNT (2)            DATE        PRICE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               CALL OPTIONS WRITTEN - (2.3)% (3)
     (1,140)   S&P 500 Index                                     $     (168,150,000)       7/21/07     $   1,475     $   (4,827,900)
       (872)   S&P 500 Index                                           (130,800,000)       7/21/07         1,500         (2,123,320)
       (578)   S&P 500 Index                                            (88,145,000)       7/21/07         1,525           (630,020)
       (580)   S&P 500 Index                                            (85,550,000)       8/18/07         1,475         (3,268,300)
       (567)   S&P 500 Index                                            (85,050,000)       8/18/07         1,500         (2,214,135)
       (311)   S&P 500 Index                                            (47,427,500)       8/18/07         1,525           (763,505)
       (564)   S&P 500 Index                                            (84,600,000)       9/22/07         1,500         (2,946,900)
-----------------------------------------------------------------------------------------------------------------------------------
     (4,612)   TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED           (689,722,500)                                    (16,774,080)
                $22,787,880)
===================================================================================================================================
               OTHER ASSETS LESS LIABILITIES - 0.1%                                                                         600,157
               ====================================================================================================================
               NET ASSETS - 100%                                                                                     $  721,740,388
               ====================================================================================================================

        (1)      Non-income producing.
        (2)      For disclosure purposes, Notional Amount is calculated by multiplying the number of
                 Contracts by the Strike Price by 100.
        (3)      The Fund may designate up to 100% of its Common Stock investments to cover outstanding
                 Call Options Written.
        (4)      At or subsequent to June 30, 2007, this issue was under the protection of the Federal
                 Bankruptcy Court.
        ADR      American Depositary Receipt.

                                 See accompanying notes to financial statements.

         JSN
          Nuveen Equity Premium Opportunity Fund
          Portfolio of INVESTMENTS
                                               as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 99.2%
             AEROSPACE & DEFENSE - 2.5%
    79,265   Boeing Company                                                                                      $     7,622,122
   133,500   Honeywell International Inc.                                                                              7,513,380
    26,000   Lockheed Martin Corporation                                                                               2,447,380
    41,700   Northrop Grumman Corporation                                                                              3,247,179
    46,000   Raytheon Company                                                                                          2,478,940
   107,600   United Technologies Corporation                                                                           7,632,068
--------------------------------------------------------------------------------------------------------------------------------
             Total Aerospace & Defense                                                                                30,941,069
             -------------------------------------------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS - 0.6%
    97,866   United Parcel Service, Inc., Class B                                                                      7,144,218
--------------------------------------------------------------------------------------------------------------------------------
             AIRLINES - 0.2%
    93,200   AMR Corporation-DEL, (1)                                                                                  2,455,820
--------------------------------------------------------------------------------------------------------------------------------
             AUTOMOBILES - 0.4%
    82,581   General Motors Corporation                                                                                3,121,562
    35,100   Harley-Davidson, Inc.                                                                                     2,092,311
--------------------------------------------------------------------------------------------------------------------------------
             Total Automobiles                                                                                         5,213,873
             -------------------------------------------------------------------------------------------------------------------
             BEVERAGES - 1.2%
   176,250   Coca-Cola Company                                                                                         9,219,638
    83,200   PepsiCo, Inc.                                                                                             5,395,520
--------------------------------------------------------------------------------------------------------------------------------
             Total Beverages                                                                                          14,615,158
--------------------------------------------------------------------------------------------------------------------------------
             BIOTECHNOLOGY - 2.0%
    87,961   Amgen Inc., (1)                                                                                           4,863,364
   117,884   Biogen Idec Inc., (1)                                                                                     6,306,794
    44,700   Genentech, Inc., (1)                                                                                      3,382,002
    36,400   Genzyme Corporation, (1)                                                                                  2,344,160
   184,200   Gilead Sciences, Inc., (1)                                                                                7,141,434
     3,029   Sepracor Inc., (1)                                                                                          124,250
--------------------------------------------------------------------------------------------------------------------------------
             Total Biotechnology                                                                                      24,162,004
             -------------------------------------------------------------------------------------------------------------------
             CAPITAL MARKETS - 3.4%
   156,050   Charles Schwab Corporation                                                                                3,202,146
    26,800   Goldman Sachs Group, Inc.                                                                                 5,808,900
   308,177   JPMorgan Chase & Co.                                                                                     14,931,176
    32,749   Legg Mason, Inc.                                                                                          3,221,847
   132,250   Morgan Stanley                                                                                           11,093,130
   136,400   Waddell & Reed Financial, Inc., Class A                                                                   3,547,764
--------------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                                    41,804,963
             -------------------------------------------------------------------------------------------------------------------
             CHEMICALS - 1.7%
    63,500   Dow Chemical Company                                                                                      2,807,970
   134,900   E.I. Du Pont de Nemours and Company                                                                       6,858,316
    41,579   Eastman Chemical Company                                                                                  2,674,777
    72,000   Lubrizol Corporation                                                                                      4,647,600
    26,400   Lyondell Chemical Company                                                                                   979,968
   152,650   RPM International, Inc.                                                                                   3,527,742
--------------------------------------------------------------------------------------------------------------------------------
             Total Chemicals                                                                                          21,496,373
             -------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 4.3%
   485,130   Bank of America Corporation                                                                              23,718,006
   113,756   Commerce Bancorp, Inc.                                                                                    4,207,834
    30,000   F.N.B. Corporation PA                                                                                       502,200
    11,515   HSBC Holdings PLC, Sponsored ADR                                                                          1,056,732
    91,300   Lloyds TSB Group PLC, Sponsored ADR                                                                       4,082,936
   283,700   U.S. Bancorp                                                                                              9,347,915

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS (continued)
    41,702   Wachovia Corporation                                                                                $     2,137,228
   217,900   Wells Fargo & Company                                                                                     7,663,543
--------------------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                                   52,716,394
             -------------------------------------------------------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES - 2.1%
    98,100   Automatic Data Processing, Inc.                                                                           4,754,907
    28,958   Corporate Executive Board Company                                                                         1,879,664
    88,440   Deluxe Corporation                                                                                        3,591,548
    19,417   Fair Isaac Corporation                                                                                      779,010
    57,150   Manpower Inc.                                                                                             5,271,516
    49,600   R.R. Donnelley & Sons Company                                                                             2,158,096
   267,200   ServiceMaster Company                                                                                     4,130,912
    95,550   Waste Management, Inc.                                                                                    3,731,228
--------------------------------------------------------------------------------------------------------------------------------
             Total Commercial Services & Supplies                                                                     26,296,881
             -------------------------------------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT - 5.7%
    67,678   ADTRAN, Inc.                                                                                              1,757,598
   880,708   Cisco Systems, Inc., (1)                                                                                 24,527,718
   184,500   Corning Incorporated, (1)                                                                                 4,713,975
    55,800   Harris Corporation                                                                                        3,043,890
   243,800   Motorola, Inc.                                                                                            4,315,260
   552,115   QUALCOMM Inc.                                                                                            23,956,270
    44,412   Research In Motion Limited, (1)                                                                           8,881,956
--------------------------------------------------------------------------------------------------------------------------------
             Total Communications Equipment                                                                           71,196,667
             -------------------------------------------------------------------------------------------------------------------
             COMPUTERS & PERIPHERALS - 5.6%
   326,729   Apple, Inc., (1)                                                                                         39,874,007
    46,900   Dell Inc., (1)                                                                                            1,338,995
   222,900   EMC Corporation, (1)                                                                                      4,034,490
   317,700   Hewlett-Packard Company                                                                                  14,175,774
    63,117   International Business Machines Corporation (IBM)                                                         6,643,064
    57,350   McAfee Inc., (1)                                                                                          2,018,720
    46,028   Network Appliance, Inc., (1)                                                                              1,344,018
--------------------------------------------------------------------------------------------------------------------------------
             Total Computers & Peripherals                                                                            69,429,068
             -------------------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE - 0.2%
    31,000   American Express Company                                                                                  1,896,580
    55,700   Western Union Company                                                                                     1,160,231
--------------------------------------------------------------------------------------------------------------------------------
             Total Consumer Finance                                                                                    3,056,811
             -------------------------------------------------------------------------------------------------------------------
             CONTAINERS & PACKAGING - 0.9%
   206,200   Packaging Corp. of America                                                                                5,218,922
   127,450   Sonoco Products Company                                                                                   5,456,135
--------------------------------------------------------------------------------------------------------------------------------
             Total Containers & Packaging                                                                             10,675,057
             -------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 3.7%
    56,200   A. G. Edwards, Inc.                                                                                       4,751,710
     1,171   Capitalsource Inc.                                                                                           28,795
    11,000   Chicago Mercantile Exchange Holdings Inc., Class A                                                        5,877,960
   549,300   Citigroup Inc.                                                                                           28,173,597
    33,900   Eaton Vance Corporation                                                                                   1,497,702
   126,150   ING Group N.V., Sponsored ADR                                                                             5,546,816
--------------------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                                     45,876,580
             -------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.6%
   745,702   AT&T Inc.                                                                                                30,946,625
   163,538   Citizens Communications Company                                                                           2,497,225
    13,679   Level 3 Communications Inc., (1)                                                                             80,022
   110,023   Sprint Nextel Corporation                                                                                 2,278,576
   219,641   Verizon Communications Inc.                                                                               9,042,620
--------------------------------------------------------------------------------------------------------------------------------
             Total Diversified Telecommunication Services                                                             44,845,068
             -------------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES - 1.1%
    38,400   Ameren Corporation                                                                                        1,881,984
    92,400   Companhia Energetica de Minas Gerais                                                                      1,949,640
       884   CPFL Energia SA                                                                                              53,685
   113,550   Great Plains Energy Incorporated                                                                          3,306,576

         JSN
        Nuveen Equity Premium Opportunity Fund (continued)
        Portfolio of INVESTMENTS as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES (continued)
    92,500   OGE Energy Corp.                                                                                    $     3,390,125
   118,050   Pepco Holdings, Inc.                                                                                      3,329,010
--------------------------------------------------------------------------------------------------------------------------------
             Total Electric Utilities                                                                                 13,911,020
             -------------------------------------------------------------------------------------------------------------------
             ELECTRICAL EQUIPMENT - 1.3%
    52,646   Cooper Industries, Ltd., Class A                                                                          3,005,560
   161,600   Emerson Electric Co.                                                                                      7,562,880
    46,400   Hubbell Incorporated, Class B                                                                             2,515,808
    39,000   Rockwell Automation, Inc.                                                                                 2,708,160
--------------------------------------------------------------------------------------------------------------------------------
             Total Electrical Equipment                                                                               15,792,408
             -------------------------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
   122,860   Gentex Corporation                                                                                        2,419,113
    51,200   Roper Industries Inc.                                                                                     2,923,520
--------------------------------------------------------------------------------------------------------------------------------
             Total Electronic Equipment & Instruments                                                                  5,342,633
             -------------------------------------------------------------------------------------------------------------------
             ENERGY EQUIPMENT & SERVICES - 2.2%
    45,800   Diamond Offshore Drilling, Inc.                                                                           4,651,448
    50,173   ENSCO International Incorporated                                                                          3,061,055
   194,500   Halliburton Company                                                                                       6,710,250
    57,216   Patterson-UTI Energy, Inc.                                                                                1,499,631
    75,000   Schlumberger Limited                                                                                      6,370,500
    77,621   Tidewater Inc.                                                                                            5,501,776
--------------------------------------------------------------------------------------------------------------------------------
             Total Energy Equipment & Services                                                                        27,794,660
             -------------------------------------------------------------------------------------------------------------------
             FOOD & STAPLES RETAILING - 0.9%
    86,506   CVS Caremark Corporation                                                                                  3,153,144
    49,900   Kroger Co.                                                                                                1,403,687
    33,114   SUPERVALU INC                                                                                             1,533,840
    33,376   Walgreen Co.                                                                                              1,453,191
    87,014   Wal-Mart Stores, Inc.                                                                                     4,186,244
--------------------------------------------------------------------------------------------------------------------------------
             Total Food & Staples Retailing                                                                           11,730,106
             -------------------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS - 0.9%
   153,214   Kraft Foods Inc.                                                                                          5,400,794
    61,000   Monsanto Company                                                                                          4,119,940
    90,000   Sara Lee Corporation                                                                                      1,566,000
--------------------------------------------------------------------------------------------------------------------------------
             Total Food Products                                                                                      11,086,734
             -------------------------------------------------------------------------------------------------------------------
             GAS UTILITIES - 0.9%
    24,400   AGL Resources Inc.                                                                                          987,712
   149,850   Atmos Energy Corporation                                                                                  4,504,491
   122,400   Nicor Inc.                                                                                                5,253,408
    22,569   Piedmont Natural Gas Company                                                                                556,326
--------------------------------------------------------------------------------------------------------------------------------
             Total Gas Utilities                                                                                      11,301,937
             -------------------------------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
    83,900   Baxter International Inc.                                                                                 4,726,926
     4,300   Boston Scientific Corporation, (1)                                                                           65,962
    35,700   Hillenbrand Industries                                                                                    2,320,500
--------------------------------------------------------------------------------------------------------------------------------
             Total Health Care Equipment & Supplies                                                                    7,113,388
             -------------------------------------------------------------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES - 1.4%
    47,762   Aetna Inc.                                                                                                2,359,443
     7,100   AmericGroup Corporation, (1)                                                                                168,980
    37,826   Coventry Health Care, Inc., (1)                                                                           2,180,669
    70,244   Health Management Associates Inc.                                                                           797,972
    43,000   Mentor Corporation                                                                                        1,749,240
   104,537   UnitedHealth Group Incorporated                                                                           5,346,022
    60,402   Wellpoint Inc., (1)                                                                                       4,821,892
--------------------------------------------------------------------------------------------------------------------------------
             Total Health Care Providers & Services                                                                   17,424,218
             -------------------------------------------------------------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE - 1.5%
    68,500   International Game Technology                                                                             2,719,450
   218,400   McDonald's Corporation                                                                                   11,085,984

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE (continued)
    43,343   Starwood Hotels & Resorts Worldwide, Inc.                                                           $     2,907,015
    15,200   Wynn Resorts Ltd                                                                                          1,363,288
--------------------------------------------------------------------------------------------------------------------------------
             Total Hotels, Restaurants & Leisure                                                                      18,075,737
             -------------------------------------------------------------------------------------------------------------------
             HOUSEHOLD DURABLES - 1.1%
   184,850   Newell Rubbermaid Inc.                                                                                    5,440,136
    44,700   Stanley Works                                                                                             2,713,290
    52,780   Whirlpool Corporation                                                                                     5,869,136
--------------------------------------------------------------------------------------------------------------------------------
             Total Household Durables                                                                                 14,022,562
             -------------------------------------------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS - 1.4%
    59,100   Colgate-Palmolive Company                                                                                 3,832,635
   229,375   Procter & Gamble Company                                                                                 14,035,456
--------------------------------------------------------------------------------------------------------------------------------
             Total Household Products                                                                                 17,868,091
             -------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES - 3.0%
     9,932   3M Co.                                                                                                      861,998
   850,058   General Electric Company                                                                                 32,540,220
    57,800   Genuine Parts Company                                                                                     2,866,880
    12,000   Tyco International Ltd.                                                                                     405,480
--------------------------------------------------------------------------------------------------------------------------------
             Total Industrial Conglomerates                                                                           36,674,578
             -------------------------------------------------------------------------------------------------------------------
             INSURANCE - 2.0%
    43,400   Allstate Corporation                                                                                      2,669,534
   120,020   American International Group, Inc.                                                                        8,405,001
   118,050   Arthur J. Gallagher & Co.                                                                                 3,291,234
    53,486   Fidelity National Title Group Inc., Class A                                                               1,267,618
   105,900   Marsh & McLennan Companies, Inc.                                                                          3,270,192
    35,150   Mercury General Corporation                                                                               1,937,117
    81,750   Unitrin, Inc.                                                                                             4,020,465
--------------------------------------------------------------------------------------------------------------------------------
             Total Insurance                                                                                          24,861,161
             -------------------------------------------------------------------------------------------------------------------
             INTERNET & CATALOG RETAIL - 0.5%
    62,150   Amazon.com, Inc., (1)                                                                                     4,251,682
    45,134   IAC/InterActiveCorp., (1)                                                                                 1,562,088
--------------------------------------------------------------------------------------------------------------------------------
             Total Internet & Catalog Retail                                                                           5,813,770
             -------------------------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES - 3.1%
     2,500   Baidu.com, Inc., (1)                                                                                        419,950
   392,000   Earthlink, Inc., (1)                                                                                      2,928,240
   173,114   eBay Inc., (1)                                                                                            5,570,809
    41,698   Google Inc., Class A, (1)                                                                                21,823,899
   265,070   United Online, Inc.                                                                                       4,371,004
   109,390   Yahoo! Inc., (1)                                                                                          2,967,751
--------------------------------------------------------------------------------------------------------------------------------
             Total Internet Software & Services                                                                       38,081,653
             -------------------------------------------------------------------------------------------------------------------
             IT SERVICES - 0.5%
     7,300   aQuantive, Inc., (1)                                                                                        465,740
    53,300   BearingPoint Inc., (1)                                                                                      389,623
     2,519   Broadridge Financial Solutions, Inc.                                                                         48,163
    87,200   Electronic Data Systems Corporation                                                                       2,418,056
    26,178   Fidelity National Information Services                                                                    1,420,942
    55,700   First Data Corporation                                                                                    1,819,719
--------------------------------------------------------------------------------------------------------------------------------
             Total IT Services                                                                                         6,562,243
             -------------------------------------------------------------------------------------------------------------------
             LEISURE EQUIPMENT & PRODUCTS - 0.3%
    85,100   Mattel, Inc.                                                                                              2,152,179
    34,500   Polaris Industries Inc.                                                                                   1,868,520
--------------------------------------------------------------------------------------------------------------------------------
             Total Leisure Equipment & Products                                                                        4,020,699
             -------------------------------------------------------------------------------------------------------------------
             MACHINERY - 1.7%
   105,200   Caterpillar Inc.                                                                                          8,237,160
    52,750   Graco Inc.                                                                                                2,124,770
    23,730   Joy Global Inc.                                                                                           1,384,171
    76,400   SPX Corporation                                                                                           6,708,684
    67,000   Timken Company                                                                                            2,419,370
--------------------------------------------------------------------------------------------------------------------------------
             Total Machinery                                                                                          20,874,155
             -------------------------------------------------------------------------------------------------------------------

         JSN
        Nuveen Equity Premium Opportunity Fund (continued)
        Portfolio of INVESTMENTS as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             MARINE - 0.0%
    20,735   Eagle Bulk Shipping Inc.                                                                            $       464,671
--------------------------------------------------------------------------------------------------------------------------------
             MEDIA - 2.5%
    11,039   Cablevision Systems Corporation, (1)                                                                        399,501
    19,550   Catalina Marketing Corporation                                                                              615,825
    17,100   CBS Corporation, Class B                                                                                    569,772
   118,281   Citadel Broadcasting Corporation                                                                            762,912
    71,700   Clear Channel Communications, Inc.                                                                        2,711,694
    12,600   Dow Jones & Company, Inc.                                                                                   723,870
    51,300   Entrcom Communications Corporation                                                                        1,276,857
    10,982   Idearc Inc.                                                                                                 387,994
     8,687   Live Nation Inc., (1)                                                                                       194,415
   144,450   News Corporation, Class A                                                                                 3,063,785
    56,950   Omnicom Group Inc.                                                                                        3,013,794
   234,500   Regal Entertainment Group, Class A                                                                        5,142,585
   308,859   Sirius Satellite Radio Inc., (1)                                                                            932,754
    19,800   Time Warner Inc.                                                                                            416,592
    46,400   Viacom Inc., Class B, (1)                                                                                 1,931,632
   144,300   Walt Disney Company                                                                                       4,926,402
   192,470   Westwood One, Inc., (1)                                                                                   1,383,859
   189,337   XM Satellite Radio Holdings Inc., Class A, (1)                                                            2,228,496
--------------------------------------------------------------------------------------------------------------------------------
             Total Media                                                                                              30,682,739
             -------------------------------------------------------------------------------------------------------------------
             METALS & MINING - 1.2%
    52,210   Alcoa Inc.                                                                                                2,116,071
   140,000   Companhia Siderurgica Nacional S.A., Sponsored ADR                                                        7,240,800
    58,775   Southern Copper Corporation                                                                               5,540,132
--------------------------------------------------------------------------------------------------------------------------------
             Total Metals & Mining                                                                                    14,897,003
             -------------------------------------------------------------------------------------------------------------------
             MULTILINE RETAIL - 1.0%
    12,800   Family Dollar Stores, Inc.                                                                                  439,296
    66,792   Federated Department Stores, Inc.                                                                         2,656,986
    93,000   Nordstrom, Inc.                                                                                           4,754,160
     9,977   Sears Holding Corporation, (1)                                                                            1,691,102
    44,400   Target Corporation                                                                                        2,823,840
--------------------------------------------------------------------------------------------------------------------------------
             Total Multiline Retail                                                                                   12,365,384
             -------------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES - 1.3%
   181,250   Duke Energy Corporation                                                                                   3,316,875
    88,300   National Fuel Gas Company                                                                                 3,824,273
    95,800   ONEOK, Inc.                                                                                               4,829,278
    42,100   Public Service Enterprise Group Incorporated                                                              3,695,538
--------------------------------------------------------------------------------------------------------------------------------
             Total Multi-Utilities                                                                                    15,665,964
             -------------------------------------------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS - 5.3%
   183,650   Chevron Corporation                                                                                      15,470,676
    74,000   ConocoPhillips                                                                                            5,809,000
   491,421   Exxon Mobil Corporation                                                                                  41,220,393
    20,922   General Maritime Corporation, (1)                                                                           560,291
    44,960   Norsk Hydro ASA                                                                                           1,720,619
     2,417   Occidental Petroleum Corporation                                                                            139,896
    15,611   Royal Dutch Shell PLC, Class A                                                                            1,267,613
--------------------------------------------------------------------------------------------------------------------------------
             Total Oil, Gas & Consumable Fuels                                                                        66,188,488
             -------------------------------------------------------------------------------------------------------------------
             PAPER & FOREST PRODUCTS - 0.2%
    37,000   Bowater Incorporated                                                                                        923,150
--------------------------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS - 7.3%
   152,900   Abbott Laboratories                                                                                       8,187,795
   406,450   Bristol-Myers Squibb Company                                                                             12,827,562
   108,800   Celgene Corporation, (1)                                                                                  6,237,504
    24,800   CV Therapeutics Inc., (1)                                                                                   327,608
    92,538   Eli Lilly and Company                                                                                     5,171,023
    49,700   GlaxoSmithKline PLC, ADR                                                                                  2,602,789
   111,950   Johnson & Johnson                                                                                         6,898,359
   381,350   Merck & Co. Inc.                                                                                         18,991,230
     6,000   Neurocrine Biosciences Inc., (1)                                                                             67,380
   698,250   Pfizer Inc.                                                                                              17,854,253

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS (continued)
   124,850   Schering-Plough Corporation                                                                         $     3,800,434
   139,850   Wyeth                                                                                                     8,018,999
--------------------------------------------------------------------------------------------------------------------------------
             Total Pharmaceuticals                                                                                    90,984,936
             -------------------------------------------------------------------------------------------------------------------
             REAL ESTATE - 1.6%
   277,600   Crescent Real Estate Equities Company                                                                     6,229,344
     4,742   Deerfield Triarc Capital Corporation                                                                         69,375
    56,800   First Industrial Realty Trust, Inc.                                                                       2,201,568
    59,500   Health Care REIT, Inc.                                                                                    2,401,420
    86,441   Hospitality Properties Trust                                                                              3,586,437
    18,978   Host Hotels & Resorts Inc.                                                                                  438,771
   149,200   HRPT Properties Trust                                                                                     1,551,680
   112,500   Nationwide Health Properties, Inc.                                                                        3,060,000
     4,210   Newcastle Investment Corporation                                                                            105,545
     5,793   RAIT Investment Trust                                                                                       150,734
--------------------------------------------------------------------------------------------------------------------------------
             Total Real Estate                                                                                        19,794,874
             -------------------------------------------------------------------------------------------------------------------
             ROAD & RAIL - 0.1%
    15,000   Union Pacific Corporation                                                                                 1,727,250
--------------------------------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS & EQUIPMENT - 4.7%
    84,500   Advanced Micro Devices, Inc., (1)                                                                         1,208,350
    67,374   Altera Corporation                                                                                        1,490,987
   110,003   Analog Devices, Inc.                                                                                      4,140,513
   253,400   Applied Materials, Inc.                                                                                   5,035,058
   131,882   Broadcom Corporation, Class A, (1)                                                                        3,857,549
   955,665   Intel Corporation                                                                                        22,706,600
    26,000   Intersil Holding Corporation, Class A                                                                       817,960
     4,607   KLA-Tencor Corporation                                                                                      253,155
    55,742   Linear Technology Corporation                                                                             2,016,746
    87,187   Marvell Technology Group Ltd., (1)                                                                        1,587,675
     6,035   Maxim Integrated Products, Inc.                                                                             201,629
   123,350   National Semiconductor Corporation                                                                        3,487,105
   213,250   Texas Instruments Incorporated                                                                            8,024,598
   111,960   Xilinx, Inc.                                                                                              2,997,169
--------------------------------------------------------------------------------------------------------------------------------
             Total Semiconductors & Equipment                                                                         57,825,094
             -------------------------------------------------------------------------------------------------------------------
             SOFTWARE - 6.3%
    82,841   Activision Inc., (1)                                                                                      1,546,641
   187,925   Adobe Systems Incorporated, (1)                                                                           7,545,189
    36,736   Akamai Technologies, Inc., (1)                                                                            1,786,839
    68,043   Autodesk, Inc., (1)                                                                                       3,203,464
    10,900   Blackboard, Inc., (1)                                                                                       459,108
   255,843   CNET Networks, Inc., (1)                                                                                  2,095,354
 1,417,340   Microsoft Corporation                                                                                    41,769,010
    44,240   NAVTEQ Corporation, (1)                                                                                   1,873,122
   671,102   Oracle Corporation, (1)                                                                                  13,227,420
     1,900   Red Hat, Inc., (1)                                                                                           42,332
    41,500   SAP AG, Sponsored ADR                                                                                     2,119,405
    88,788   VeriSign, Inc., (1)                                                                                       2,817,243
--------------------------------------------------------------------------------------------------------------------------------
             Total Software                                                                                           78,485,127
             -------------------------------------------------------------------------------------------------------------------
             SPECIALTY RETAIL - 2.3%
    20,800   Abercrombie & Fitch Co., Class A                                                                          1,517,984
    56,354   American Eagle Outfitters, Inc.                                                                           1,446,044
    88,950   Best Buy Co., Inc.                                                                                        4,151,297
    13,700   Cabela's Incorporated, (1)                                                                                  303,181
    69,800   CarMax, Inc., (1)                                                                                         1,779,900
    35,909   Chico's FAS, Inc., (1)                                                                                      874,025
    64,850   Gap, Inc.                                                                                                 1,238,635
   191,284   Home Depot, Inc.                                                                                          7,527,025
   126,450   Limited Brands, Inc.                                                                                      3,471,053
   109,500   Lowe's Companies, Inc.                                                                                    3,360,555
   242,300   Pier 1 Imports, Inc.                                                                                      2,057,127
   106,640   Tuesday Morning Corporation                                                                               1,318,070
--------------------------------------------------------------------------------------------------------------------------------
             Total Specialty Retail                                                                                   29,044,896
             -------------------------------------------------------------------------------------------------------------------

         JSN
        Nuveen Equity Premium Opportunity Fund (continued)
        Portfolio of INVESTMENTS as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 0.3%
   188,076   New York Community Bancorp, Inc.                                                                    $     3,201,054
     5,503   Thornburg Mortgage Inc.                                                                                     144,069
--------------------------------------------------------------------------------------------------------------------------------
             Total Thrifts & Mortgage Finance                                                                          3,345,123
             -------------------------------------------------------------------------------------------------------------------
             TOBACCO - 1.8%
   221,400   Altria Group, Inc.                                                                                       15,528,996
    42,914   Loews Corp - Carolina Group                                                                               3,315,965
    45,400   Reynolds American Inc.                                                                                    2,960,080
--------------------------------------------------------------------------------------------------------------------------------
             Total Tobacco                                                                                            21,805,041
             -------------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.4%
    84,500   China Mobile Hong Kong Limited, Sponsored ADR                                                             4,554,544
--------------------------------------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $911,660,143)                                                               1,229,032,041
             ===================================================================================================================
   PRINCIPAL
AMOUNT (000)   DESCRIPTION                                                   COUPON       MATURITY                           VALUE
----------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 3.2%
 $   39,759    Repurchase Agreement with Fixed Income Clearing               4.000%        7/02/07                 $    39,759,028
                Corporation, dated 6/29/07, repurchase price
                $39,772,281, collateralized by $33,040,000 U.S.
                Treasury Bonds, 7.250%, due 8/15/22, value
                $40,556,600
 ==========    -------------------------------------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (COST $39,759,028)                                                          39,759,028
               ===================================================================================================================

                                                                         NOTIONAL      EXPIRATION     STRIKE
 CONTRACTS   TYPE                                                      AMOUNT (2)           DATE       PRICE               VALUE
--------------------------------------------------------------------------------------------------------------------------------

             PUT OPTIONS - 0.4%
       347   NASDAQ 100 Index                                  $       58,122,500        8/18/07    $  1,675     $       131,860
       431   NASDAQ 100 Index                                          73,270,000        8/18/07       1,700             202,570
       414   NASDAQ 100 Index                                          68,310,000        9/22/07       1,650             285,660
       422   NASDAQ 100 Index                                          71,740,000        9/22/07       1,700             432,550
       889   S&P 500 Index                                            117,792,500        7/21/07       1,325              40,005
       888   S&P 500 Index                                            119,880,000        7/21/07       1,350              75,480
       867   S&P 500 Index                                            117,045,000        8/18/07       1,350             416,160
       843   S&P 500 Index                                            115,912,500        8/18/07       1,375             547,950
       873   S&P 500 Index                                            115,672,500        9/22/07       1,325             611,100
       843   S&P 500 Index                                            113,805,000        9/22/07       1,350             750,270
       798   S&P 500 Index                                            109,725,000        9/22/07       1,375             909,720
--------------------------------------------------------------------------------------------------------------------------------
     7,615   TOTAL PUT OPTIONS (COST $5,984,548)                    1,081,275,000                                      4,403,325
================================================================================================================================
             TOTAL INVESTMENTS (COST $957,403,719) - 102.8%                                                        1,273,194,394
             ===================================================================================================================

                                                                         NOTIONAL      EXPIRATION     STRIKE
 CONTRACTS   TYPE                                                      AMOUNT (2)           DATE       PRICE               VALUE
--------------------------------------------------------------------------------------------------------------------------------
             CALL OPTIONS WRITTEN - (2.8)% (3)
    (3,230)  Mini-NDX 100 Index                                $      (60,562,500)       7/21/07    $  187.5     $    (2,519,400)
      (230)  Mini-NDX 100 Index                                        (4,370,000)       7/21/07       190.0            (133,400)
    (1,830)  Mini-NDX 100 Index                                       (34,770,000)       9/22/07       190.0          (1,830,000)
    (1,785)  Mini-NDX 100 Index                                       (34,361,250)       9/22/07       192.5          (1,481,550)
      (182)  NASDAQ 100 Index                                         (33,670,000)       7/21/07       1,850          (1,824,550)
       (34)  NASDAQ 100 Index                                          (6,375,000)       7/21/07       1,875            (264,010)
      (163)  NASDAQ 100 Index                                         (30,970,000)       7/21/07       1,900            (938,065)
      (354)  NASDAQ 100 Index                                         (67,260,000)       8/18/07       1,900          (2,794,830)
      (173)  NASDAQ 100 Index                                         (32,870,000)       9/22/07       1,900          (1,735,190)
    (1,476)  S&P 500 Index                                           (217,710,000)       7/21/07       1,475          (6,250,860)
    (1,114)  S&P 500 Index                                           (171,600,000)       7/21/07       1,500          (2,785,640)
      (760)  S&P 500 Index                                           (115,900,000)       7/21/07       1,525            (828,400)
      (753)  S&P 500 Index                                           (111,067,000)       8/18/07       1,475          (4,243,155)
      (743)  S&P 500 Index                                           (111,450,000)       8/18/07       1,500          (2,901,415)
      (422)  S&P 500 Index                                            (64,335,000)       8/18/07       1,525          (1,036,010)
      (703)  S&P 500 Index                                           (105,450,000)       9/22/07       1,500          (3,673,175)
--------------------------------------------------------------------------------------------------------------------------------
   (13,982)  TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED         (1,202,741,250)                                   (35,239,650)
              $41,439,788)
================================================================================================================================
             OTHER ASSETS LESS LIABILITIES - 0.0%                                                                        810,241
             ===================================================================================================================
             NET ASSETS - 100%                                                                                   $ 1,238,764,985
             ===================================================================================================================

        (1)      Non-income producing.
        (2)      For disclosure purposes, Notional Amount is calculated by multiplying the number of
                 Contracts by the Strike Price by 100.
        (3)      The Fund may designate up to 100% of its Common Stock investments to cover outstanding
                 Call Options Written.
        ADR      American Depositary Receipt.

                                 See accompanying notes to financial statements.

         JLA
          Nuveen Equity Premium Advantage Fund
          Portfolio of INVESTMENTS
                                               as of 6-30-07 (Unaudited)

  SHARES     DESCRIPTION                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 98.6%
             AEROSPACE & DEFENSE - 1.5%
    26,400   Boeing Company                                                                                    $    2,538,624
    41,300   Honeywell International Inc.                                                                           2,324,364
    30,100   United Technologies Corporation                                                                        2,134,993
-----------------------------------------------------------------------------------------------------------------------------
             Total Aerospace & Defense                                                                              6,997,981
             ----------------------------------------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS - 0.5%
    33,410   United Parcel Service, Inc., Class B                                                                   2,438,930
-----------------------------------------------------------------------------------------------------------------------------
             AIRLINES - 0.0%
    12,313   Southwest Airlines Co.                                                                                   183,587
-----------------------------------------------------------------------------------------------------------------------------
             AUTO COMPONENTS -- 0.5%
    41,333   American Axle and Manufacturing Holdings Inc.                                                          1,224,283
    49,461   Cooper Tire & Rubber                                                                                   1,366,113
-----------------------------------------------------------------------------------------------------------------------------
             Total Auto Components                                                                                  2,590,396
             ----------------------------------------------------------------------------------------------------------------
             AUTOMOBILES - 0.5%
    87,695   Ford Motor Company                                                                                       826,087
    19,783   General Motors Corporation                                                                               747,797
    14,900   Harley-Davidson, Inc.                                                                                    888,189
-----------------------------------------------------------------------------------------------------------------------------
             Total Automobiles                                                                                      2,462,073
             ----------------------------------------------------------------------------------------------------------------
             BEVERAGES - 0.8%
    39,700   Coca-Cola Company                                                                                      2,076,707
    28,800   PepsiCo, Inc.                                                                                          1,867,680
-----------------------------------------------------------------------------------------------------------------------------
             Total Beverages                                                                                        3,944,387
             ----------------------------------------------------------------------------------------------------------------
             BIOTECHNOLOGY - 3.4%
    63,255   Amgen Inc., (1)                                                                                        3,497,369
    67,600   Biogen Idec Inc., (1)                                                                                  3,616,600
    12,500   Cephalon, Inc., (1)                                                                                    1,004,875
    31,099   Genzyme Corporation, (1)                                                                               2,002,776
   158,920   Gilead Sciences, Inc., (1)                                                                             6,161,328
     3,000   Sepracor Inc., (1)                                                                                       123,060
-----------------------------------------------------------------------------------------------------------------------------
             Total Biotechnology                                                                                   16,406,008
             ----------------------------------------------------------------------------------------------------------------
             BUILDING PRODUCTS - 0.1%
    22,301   Masco Corporation                                                                                        634,909
-----------------------------------------------------------------------------------------------------------------------------
             CAPITAL MARKETS - 2.9%
    23,800   Bank of New York Company, Inc.                                                                           986,272
    72,720   Charles Schwab Corporation                                                                             1,492,214
     9,100   Goldman Sachs Group, Inc.                                                                              1,972,425
    89,700   JPMorgan Chase & Co.                                                                                   4,345,965
    12,825   Merrill Lynch & Co., Inc.                                                                              1,071,914
    35,700   Morgan Stanley                                                                                         2,994,516
    51,000   Waddell & Reed Financial, Inc., Class A                                                                1,326,510
-----------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                                 14,189,816
             ----------------------------------------------------------------------------------------------------------------
             CHEMICALS - 0.6%
    12,674   Dow Chemical Company                                                                                     560,444
    44,813   E.I. Du Pont de Nemours and Company                                                                    2,278,293
    21,574   NL Industries Inc.                                                                                       216,171
-----------------------------------------------------------------------------------------------------------------------------
             Total Chemicals                                                                                        3,054,908
             ----------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 3.4%
   108,993   Bank of America Corporation                                                                            5,328,668
    25,052   Commerce Bancorp, Inc.                                                                                   926,673
    19,882   Fifth Third Bancorp                                                                                      790,707
    38,433   FirstMerit Corporation                                                                                   804,403
    73,513   Lloyds TSB Group PLC, Sponsored ADR                                                                    3,287,501

    SHARES   DESCRIPTION                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS (continued)
    63,800   U.S. Bancorp                                                                                      $    2,102,210
    34,900   Wachovia Corporation                                                                                   1,788,625
    40,776   Wells Fargo & Company                                                                                  1,434,092
-----------------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                                16,462,879
             ----------------------------------------------------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES - 2.8%
    32,440   Automatic Data Processing, Inc.                                                                        1,572,367
    23,755   CheckFree Corp., (1)                                                                                     954,951
     4,940   Corporate Executive Board Company                                                                        320,655
    32,672   Deluxe Corporation                                                                                     1,326,810
     7,816   Global Payments Inc.                                                                                     309,904
    11,893   ITT Educational Services, Inc., (1)                                                                    1,396,000
    20,400   Manpower Inc.                                                                                          1,881,696
    61,190   Paychex, Inc.                                                                                          2,393,753
    29,775   Pitney Bowes Inc.                                                                                      1,394,066
    24,714   R.R. Donnelley & Sons Company                                                                          1,075,306
    42,188   ServiceMaster Company                                                                                    652,226
-----------------------------------------------------------------------------------------------------------------------------
             Total Commercial Services & Supplies                                                                  13,277,734
             ----------------------------------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT - 7.8%
   459,280   Cisco Systems, Inc., (1)                                                                              12,790,948
    33,878   Comverse Technology, Inc., (1)                                                                           706,356
    59,568   Corning Incorporated, (1)                                                                              1,521,962
    29,400   Harris Corporation                                                                                     1,603,770
    13,075   JDS Uniphase Corporation, (1)                                                                            175,597
    15,830   Motorola, Inc.                                                                                           280,191
   358,500   QUALCOMM Inc.                                                                                         15,555,315
    24,399   Research In Motion Limited, (1)                                                                        4,879,556
-----------------------------------------------------------------------------------------------------------------------------
             Total Communications Equipment                                                                        37,513,695
             ----------------------------------------------------------------------------------------------------------------
             COMPUTERS & PERIPHERALS - 8.5%
   218,498   Apple, Inc., (1)                                                                                      26,665,496
   100,200   Hewlett-Packard Company                                                                                4,470,924
    43,935   International Business Machines Corporation (IBM)                                                      4,624,159
    23,041   McAfee Inc., (1)                                                                                         811,043
     7,245   NCR Corporation, (1)                                                                                     380,652
    58,920   Network Appliance, Inc., (1)                                                                           1,720,464
    21,943   SanDisk Corporation, (1)                                                                               1,073,890
   242,000   Sun Microsystems Inc., (1)                                                                             1,272,920
-----------------------------------------------------------------------------------------------------------------------------
             Total Computers & Peripherals                                                                         41,019,548
             ----------------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE - 0.2%
    18,900   American Express Company                                                                               1,156,302
             ----------------------------------------------------------------------------------------------------------------
             CONTAINERS & PACKAGING - 0.5%
    43,903   Packaging Corp. of America                                                                             1,111,185
    24,900   Sonoco Products Company                                                                                1,065,969
-----------------------------------------------------------------------------------------------------------------------------
             Total Containers & Packaging                                                                           2,177,154
             ----------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 1.9%
     4,400   Chicago Mercantile Exchange Holdings Inc., Class A                                                     2,351,184
   108,876   Citigroup Inc.                                                                                         5,584,250
    20,000   Moody's Corporation                                                                                    1,244,000
-----------------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                                   9,179,434
             ----------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%
   220,695   AT&T Inc.                                                                                              9,158,843
    25,414   Chunghwa Telecom Co., Ltd., Sponsored ADR                                                                479,308
    72,955   Citizens Communications Company                                                                        1,114,023
    11,127   France Telecom SA                                                                                        305,770
    31,090   Verizon Communications Inc.                                                                            1,279,975
-----------------------------------------------------------------------------------------------------------------------------
             Total Diversified Telecommunication Services                                                          12,337,919
             ----------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES - 0.6%
    21,600   Exelon Corporation                                                                                     1,568,160
    30,400   OGE Energy Corp.                                                                                       1,114,160
-----------------------------------------------------------------------------------------------------------------------------
             Total Electric Utilities                                                                               2,682,320
             ----------------------------------------------------------------------------------------------------------------

         JLA
        Nuveen Equity Premium Advantage Fund (continued)
        Portfolio of INVESTMENTS as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------
             ELECTRICAL EQUIPMENT - 1.2%
    26,000   Cooper Industries, Ltd., Class A                                                                  $    1,484,340
    59,800   Emerson Electric Co.                                                                                   2,798,640
    13,500   Hubbell Incorporated, Class B                                                                            731,970
    13,700   Rockwell Automation, Inc.                                                                                951,328
-----------------------------------------------------------------------------------------------------------------------------
             Total Electrical Equipment                                                                             5,966,278
             ----------------------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
    17,182   Agilent Technologies, Inc., (1)                                                                          660,476
    26,404   Amphenol Corporation, Class A                                                                            941,303
    13,259   Diebold Inc.                                                                                             692,120
    48,857   Gentex Corporation                                                                                       961,994
    18,868   Roper Industries Inc.                                                                                  1,077,363
   177,201   Solectron Corporation, (1)                                                                               652,100
-----------------------------------------------------------------------------------------------------------------------------
             Total Electronic Equipment & Instruments                                                               4,985,356
             ----------------------------------------------------------------------------------------------------------------
             ENERGY EQUIPMENT & SERVICES - 1.4%
    15,200   Cooper Cameron Corporation, (1)                                                                        1,086,344
    19,059   Diamond Offshore Drilling, Inc.                                                                        1,935,632
    52,800   Halliburton Company                                                                                    1,821,600
    34,200   Smith International, Inc.                                                                              2,005,488
-----------------------------------------------------------------------------------------------------------------------------
             Total Energy Equipment & Services                                                                      6,849,064
             ----------------------------------------------------------------------------------------------------------------
             FOOD & STAPLES RETAILING - 1.1%
    43,162   CVS Caremark Corporation                                                                               1,573,255
    10,816   Kroger Co.                                                                                               304,254
    23,562   SUPERVALU INC.                                                                                         1,091,392
    51,700   Wal-Mart Stores, Inc.                                                                                  2,487,287
-----------------------------------------------------------------------------------------------------------------------------
             Total Food & Staples Retailing                                                                         5,456,188
             ----------------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS - 1.0%
     9,285   Chiquita Brands International Inc.                                                                       176,044
    47,193   Kraft Foods Inc.                                                                                       1,663,553
    27,800   Monsanto Company                                                                                       1,877,612
    64,658   Sara Lee Corporation                                                                                   1,125,049
-----------------------------------------------------------------------------------------------------------------------------
             Total Food Products                                                                                    4,842,258
             ----------------------------------------------------------------------------------------------------------------
             GAS UTILITIES - 0.6%
    47,295   Nicor Inc.                                                                                             2,029,901
    26,700   Piedmont Natural Gas Company                                                                             658,155
-----------------------------------------------------------------------------------------------------------------------------
             Total Gas Utilities                                                                                    2,688,056
             ----------------------------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
    33,800   Applera Corporation-Applied Biosystems Group                                                           1,032,252
    34,700   Baxter International Inc.                                                                              1,954,998
    19,890   Boston Scientific Corporation, (1)                                                                       305,113
     3,702   Intuitive Surgical, Inc., (1)                                                                            513,727
     6,899   Medtronic, Inc.                                                                                          357,782
    19,174   St. Jude Medical Inc., (1)                                                                               795,529
    12,487   Zimmer Holdings, Inc., (1)                                                                             1,060,021
-----------------------------------------------------------------------------------------------------------------------------
             Total Health Care Equipment & Supplies                                                                 6,019,422
             ----------------------------------------------------------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES - 0.9%
    11,349   Medco Health Solutions, Inc., (1)                                                                        885,109
    26,237   UnitedHealth Group Incorporated                                                                        1,341,760
    11,200   Universal Health Services, Inc., Class B                                                                 688,800
    16,293   Wellpoint Inc., (1)                                                                                    1,300,670
-----------------------------------------------------------------------------------------------------------------------------
             Total Health Care Providers & Services                                                                 4,216,339
             ----------------------------------------------------------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE - 2.3%
    18,429   Carnival Corporation                                                                                     898,782
     9,154   Harrah's Entertainment, Inc.                                                                             780,470
    26,904   International Game Technology                                                                          1,068,089
    45,500   McDonald's Corporation                                                                                 2,309,580
   137,420   Starbucks Corporation, (1)                                                                             3,605,901
    15,700   Starwood Hotels & Resorts Worldwide, Inc.                                                              1,052,999

    SHARES   DESCRIPTION                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE (continued)
    27,491   Tim Hortons Inc.                                                                                  $      845,348
    20,300   Wendy's International, Inc.                                                                              746,025
-----------------------------------------------------------------------------------------------------------------------------
             Total Hotels, Restaurants & Leisure                                                                   11,307,194
             ----------------------------------------------------------------------------------------------------------------
             HOUSEHOLD DURABLES - 0.6%
    24,388   Leggett and Platt Inc.                                                                                   537,755
    38,500   Newell Rubbermaid Inc.                                                                                 1,133,055
    12,700   Whirlpool Corporation                                                                                  1,412,240
-----------------------------------------------------------------------------------------------------------------------------
             Total Household Durables                                                                               3,083,050
             ----------------------------------------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS - 1.0%
    76,495   Procter & Gamble Company                                                                               4,680,729
-----------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES - 2.1%
    13,364   3M Co.                                                                                                 1,159,862
    14,536   American Standard Companies Inc.                                                                         857,333
   158,640   General Electric Company                                                                               6,072,739
    17,994   Genuine Parts Company                                                                                    892,502
    37,342   Tyco International Ltd.                                                                                1,261,786
-----------------------------------------------------------------------------------------------------------------------------
             Total Industrial Conglomerates                                                                        10,244,222
             ----------------------------------------------------------------------------------------------------------------
             INSURANCE - 2.0%
    15,228   AFLAC Incorporated                                                                                       782,719
    64,270   American International Group, Inc.                                                                     4,500,828
    34,260   Fidelity National Title Group Inc., Class A                                                              811,962
    30,179   Marsh & McLennan Companies, Inc.                                                                         931,928
    14,360   Prudential Financial, Inc.                                                                             1,396,223
    18,473   Travelers Companies, Inc.                                                                                988,306
-----------------------------------------------------------------------------------------------------------------------------
             Total Insurance                                                                                        9,411,966
             ----------------------------------------------------------------------------------------------------------------
             INTERNET & CATALOG RETAIL - 1.1%
    52,639   Amazon.com, Inc., (1)                                                                                  3,601,034
    52,220   IAC/InterActiveCorp., (1)                                                                              1,807,334
-----------------------------------------------------------------------------------------------------------------------------
             Total Internet & Catalog Retail                                                                        5,408,368
             ----------------------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES - 3.7%
    44,756   Earthlink, Inc., (1)                                                                                     334,327
    93,739   eBay Inc., (1)                                                                                         3,016,521
    25,023   Google Inc., Class A, (1)                                                                             13,096,538
     7,385   NIC, Incorporated                                                                                         50,513
    43,727   United Online, Inc.                                                                                      721,058
    27,105   Yahoo! Inc., (1)                                                                                         735,359
-----------------------------------------------------------------------------------------------------------------------------
             Total Internet Software & Services                                                                    17,954,316
             ----------------------------------------------------------------------------------------------------------------
             IT SERVICES - 0.7%
    41,600   Electronic Data Systems Corporation                                                                    1,153,568
    17,573   Fidelity National Information Services                                                                   953,862
    17,800   First Data Corporation                                                                                   581,526
    13,150   Infosys Technologies Limited, Sponsored ADR                                                              662,497
-----------------------------------------------------------------------------------------------------------------------------
             Total IT Services                                                                                      3,351,453
             ----------------------------------------------------------------------------------------------------------------
             LEISURE EQUIPMENT & PRODUCTS - 0.1%
    26,523   Eastman Kodak Company                                                                                    738,135
-----------------------------------------------------------------------------------------------------------------------------
             MACHINERY - 1.5%
    29,600   Caterpillar Inc.                                                                                       2,317,680
     8,459   Danaher Corporation                                                                                      638,655
    15,700   Eaton Corporation                                                                                      1,460,100
    18,700   Graco Inc.                                                                                               753,236
    21,330   SPX Corporation                                                                                        1,872,987
-----------------------------------------------------------------------------------------------------------------------------
             Total Machinery                                                                                        7,042,658
             ----------------------------------------------------------------------------------------------------------------
             MEDIA - 3.3%
   102,787   Citadel Broadcasting Corporation                                                                         662,976
    32,300   Clear Channel Communications, Inc.                                                                     1,221,586
   233,522   Comcast Corporation, Special Class A, (1)                                                              6,529,275
     1,638   Idearc Inc.                                                                                               57,871
    20,333   Monster Worldwide Inc., (1)                                                                              835,686

         JLA
        Nuveen Equity Premium Advantage Fund (continued)
        Portfolio of INVESTMENTS as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------
             MEDIA (continued)
    36,179   New York Times, Class A                                                                           $      918,947
    62,500   News Corporation, Class A                                                                              1,325,625
    22,800   Omnicom Group Inc.                                                                                     1,206,576
     3,757   RCN Corporation, (1)                                                                                      70,594
    65,946   Regal Entertainment Group, Class A                                                                     1,446,196
    36,300   Walt Disney Company                                                                                    1,239,282
    62,910   Westwood One, Inc., (1)                                                                                  452,323
-----------------------------------------------------------------------------------------------------------------------------
             Total Media                                                                                           15,966,937
             ----------------------------------------------------------------------------------------------------------------
             METALS & MINING - 0.9%
    56,000   Companhia Siderurgica Nacional S.A., Sponsored ADR                                                     2,896,320
     2,736   Freeport-McMoRan Copper & Gold, Inc.                                                                     226,596
    14,778   Southern Copper Corporation                                                                            1,392,974
-----------------------------------------------------------------------------------------------------------------------------
             Total Metals & Mining                                                                                  4,515,890
             ----------------------------------------------------------------------------------------------------------------
             MULTILINE RETAIL - 1.0%
    10,616   Dollar General Corporation                                                                               232,703
    23,653   Federated Department Stores, Inc.                                                                        940,916
    17,000   J.C. Penney Company, Inc.                                                                              1,230,460
    12,639   Kohl's Corporation, (1)                                                                                  897,748
     8,597   Sears Holding Corporation, (1)                                                                         1,457,192
-----------------------------------------------------------------------------------------------------------------------------
             Total Multiline Retail                                                                                 4,759,019
             ----------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES - 0.4%
    61,600   Duke Energy Corporation                                                                                1,127,280
    15,502   Integrys Energy Group, Inc.                                                                              786,416
        26   National Grid PLC, Sponsored ADR                                                                           1,918
-----------------------------------------------------------------------------------------------------------------------------
             Total Multi-Utilities                                                                                  1,915,614
             ----------------------------------------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS - 4.3%
    70,620   Chevron Corporation                                                                                    5,949,029
    28,900   ConocoPhillips                                                                                         2,268,650
   139,529   Exxon Mobil Corporation                                                                               11,703,693
    16,092   Norsk Hydro ASA                                                                                          615,841
-----------------------------------------------------------------------------------------------------------------------------
             Total Oil, Gas & Consumable Fuels                                                                     20,537,213
             ----------------------------------------------------------------------------------------------------------------
             PAPER & FOREST PRODUCTS - 0.1%
     6,887   Bowater Incorporated                                                                                     171,831
    23,723   International Paper Company                                                                              926,383
-----------------------------------------------------------------------------------------------------------------------------
             Total Paper & Forest Products                                                                          1,098,214
             ----------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS - 5.3%
    35,730   Abbott Laboratories                                                                                    1,913,342
    77,186   Bristol-Myers Squibb Company                                                                           2,435,990
    58,800   Celgene Corporation, (1)                                                                               3,371,004
    29,208   Eli Lilly and Company                                                                                  1,632,143
     9,155   GlaxoSmithKline PLC, ADR                                                                                 479,447
    42,743   Johnson & Johnson                                                                                      2,633,824
    99,822   Merck & Co. Inc.                                                                                       4,971,136
   182,940   Pfizer Inc.                                                                                            4,677,776
    33,686   Schering-Plough Corporation                                                                            1,025,402
    39,006   Wyeth                                                                                                  2,236,604
-----------------------------------------------------------------------------------------------------------------------------
             Total Pharmaceuticals                                                                                 25,376,668
             ----------------------------------------------------------------------------------------------------------------
             REAL ESTATE - 0.9%
    30,269   Healthcare Realty Trust, Inc.                                                                            840,873
     9,611   Host Hotels & Resorts Inc.                                                                               222,206
    38,339   Lexington Corporate Properties Trust                                                                     797,451
    51,777   Nationwide Health Properties, Inc.                                                                     1,408,334
    41,422   Senior Housing Properties Trust                                                                          842,938
-----------------------------------------------------------------------------------------------------------------------------
             Total Real Estate                                                                                      4,111,802
             ----------------------------------------------------------------------------------------------------------------
             ROAD & RAIL - 0.3%
    17,500   Burlington Northern Santa Fe Corporation                                                               1,489,950
             ----------------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS & EQUIPMENT - 6.1%
    54,763   Altera Corporation                                                                                     1,211,905
    14,165   Analog Devices, Inc.                                                                                     533,171

    SHARES   DESCRIPTION                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS & EQUIPMENT (continued)
   109,780   Applied Materials, Inc.                                                                           $    2,181,329
    66,600   Broadcom Corporation, Class A, (1)                                                                     1,948,050
    18,900   Cymer, Inc., (1)                                                                                         759,780
    47,717   Cypress Semiconductor Corporation, (1)                                                                 1,111,329
    39,437   Fairchild Semiconductor International Inc., Class A, (1)                                                 761,923
    46,242   Integrated Device Technology, Inc., (1)                                                                  706,115
     5,434   International Rectifier Corporation, (1)                                                                 202,471
    20,531   Intersil Holding Corporation, Class A                                                                    645,905
    20,150   KLA-Tencor Corporation                                                                                 1,107,243
    70,275   Linear Technology Corporation                                                                          2,542,550
    96,703   LSI Logic Corporation, (1)                                                                               726,240
    12,210   Marvell Technology Group Ltd., (1)                                                                       222,344
    80,150   Maxim Integrated Products, Inc.                                                                        2,677,812
    73,000   Micron Technology, Inc., (1)                                                                             914,690
    52,100   National Semiconductor Corporation                                                                     1,472,867
    27,401   Novellus Systems, Inc., (1)                                                                              777,366
    56,690   NVIDIA Corporation, (1)                                                                                2,341,864
    21,817   PMC-Sierra, Inc., (1)                                                                                    168,645
   110,442   Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR                                         1,229,223
    13,849   Tessera Technologies Inc., (1)                                                                           561,577
    79,714   Texas Instruments Incorporated                                                                         2,999,638
    33,502   Varian Semiconductor Equipment Associate, (1)                                                          1,342,090
     2,103   Verigy Limited, (1)                                                                                       60,167
-----------------------------------------------------------------------------------------------------------------------------
             Total Semiconductors & Equipment                                                                      29,206,294
             ----------------------------------------------------------------------------------------------------------------
             SOFTWARE - 9.5%
    60,364   Activision Inc., (1)                                                                                   1,126,996
    91,430   Adobe Systems Incorporated, (1)                                                                        3,670,915
    28,460   Akamai Technologies, Inc., (1)                                                                         1,384,294
    27,918   Autodesk, Inc., (1)                                                                                    1,314,379
    61,885   BEA Systems, Inc., (1)                                                                                   847,206
    27,633   CA Inc.                                                                                                  713,760
    74,410   Cadence Design Systems, Inc., (1)                                                                      1,634,044
    62,757   CNET Networks, Inc., (1)                                                                                 513,980
   741,380   Microsoft Corporation                                                                                 21,848,469
     8,453   NAVTEQ Corporation, (1)                                                                                  357,900
   490,178   Oracle Corporation, (1)                                                                                9,661,408
     8,038   SAP AG, Sponsored ADR                                                                                    410,501
    38,088   Satyam Computer Services Limited, ADR                                                                    943,059
    40,834   VeriSign, Inc., (1)                                                                                    1,295,663
-----------------------------------------------------------------------------------------------------------------------------
             Total Software                                                                                        45,722,574
             ----------------------------------------------------------------------------------------------------------------
             SPECIALTY RETAIL - 1.9%
    28,650   Best Buy Co., Inc.                                                                                     1,337,096
    50,492   Gap, Inc.                                                                                                964,397
    44,771   Home Depot, Inc.                                                                                       1,761,739
    40,900   Limited Brands, Inc.                                                                                   1,122,705
    30,400   Lowe's Companies, Inc.                                                                                   932,976
    53,164   Pier 1 Imports, Inc.                                                                                     451,362
     6,115   RadioShack Corporation                                                                                   202,651
    28,938   TJX Companies, Inc.                                                                                      795,795
    43,412   Tuesday Morning Corporation                                                                              536,572
    37,616   Urban Outfitters, Inc., (1)                                                                              903,912
-----------------------------------------------------------------------------------------------------------------------------
             Total Specialty Retail                                                                                 9,009,205
             ----------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 0.1%
     4,769   Federal National Mortgage Association                                                                    311,561
-----------------------------------------------------------------------------------------------------------------------------
             TOBACCO - 1.1%
    68,196   Altria Group, Inc.                                                                                     4,783,267
    12,882   Vector Group Ltd.                                                                                        290,231
-----------------------------------------------------------------------------------------------------------------------------
             Total Tobacco                                                                                          5,073,498
             ----------------------------------------------------------------------------------------------------------------

         JLA
        Nuveen Equity Premium Advantage Fund (continued)
        Portfolio of INVESTMENTS as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                VALUE
-----------------------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.8%
    46,400   China Mobile Hong Kong Limited, Sponsored ADR                                                     $    2,500,960
     5,800   iPCS Inc.                                                                                                196,446
    36,448   Vodafone Group PLC, Sponsored ADR                                                                      1,225,746
-----------------------------------------------------------------------------------------------------------------------------
             Total Wireless Telecommunication Services                                                              3,923,152
             ----------------------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $343,009,368)                                                              475,972,623
             ================================================================================================================
   PRINCIPAL
AMOUNT (000)   DESCRIPTION                                                 COUPON       MATURITY                          VALUE
-------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 3.9%
 $   18,964    Repurchase Agreement with Fixed Income Clearing             4.000%        7/02/07                 $   18,964,322
                Corporation, dated 6/29/07, repurchase price
                $18,970,643, collateralized by $15,760,000 U.S.
                Treasury Bonds, 7.250%, due 8/15/22, value
                $19,345,400
 ==========    ----------------------------------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (COST $18,964,322)                                                       18,964,322
               ================================================================================================================
                                                                        NOTIONAL       EXPIRATION     STRIKE
  CONTRACTS    TYPE                                                   AMOUNT (2)            DATE       PRICE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               PUT OPTIONS - 0.4%
        287    NASDAQ 100 Index                                    $   48,072,500        8/18/07     $  1,675     $      109,060
        326    NASDAQ 100 Index                                        55,420,000        8/18/07        1,700            153,220
        308    NASDAQ 100 Index                                        50,820,000        9/22/07        1,650            212,520
        318    NASDAQ 100 Index                                        54,060,000        9/22/07        1,700            325,950
        217    S&P 500 Index                                           28,752,500        7/21/07        1,325              9,765
        239    S&P 500 Index                                           32,265,000        7/21/07        1,350             20,315
        224    S&P 500 Index                                           30,240,000        8/18/07        1,350            107,520
        224    S&P 500 Index                                           30,800,000        8/18/07        1,375            145,600
        236    S&P 500 Index                                           31,270,000        9/22/07        1,325            165,200
        225    S&P 500 Index                                           30,375,000        9/22/07        1,350            200,250
        199    S&P 500 Index                                           27,362,500        9/22/07        1,375            226,860
--------------------------------------------------------------------------------------------------------------------------------
      2,803    TOTAL PUT OPTIONS (COST $2,238,728)                    419,437,500                                      1,676,260
================================================================================================================================
               TOTAL INVESTMENTS (COST $364,212,418) - 102.9%                                                        496,613,205
               =================================================================================================================

                                                                         NOTIONAL      EXPIRATION      STRIKE
 CONTRACTS   TYPE                                                      AMOUNT (2)           DATE        PRICE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
             CALL OPTIONS WRITTEN - (3.3)% (3)
      (230)  Mini-NDX 100 Index                                $       (4,255,000)       7/21/07       $185.0     $     (230,000)
    (1,460)  Mini-NDX 100 Index                                       (27,375,000)       7/21/07        187.5         (1,138,800)
      (780)  Mini-NDX 100 Index                                       (14,820,000)       7/21/07        190.0           (452,400)
      (200)  Mini-NDX 100 Index                                        (3,800,000)       8/18/07        190.0           (158,000)
      (460)  Mini-NDX 100 Index                                        (8,740,000)       9/22/07        190.0           (460,000)
    (1,050)  Mini-NDX 100 Index                                       (20,212,500)       9/22/07        192.5           (871,500)
      (143)  NASDAQ 100 Index                                         (26,455,000)       7/21/07        1,850         (1,433,575)
      (128)  NASDAQ 100 Index                                         (24,000,000)       7/21/07        1,875           (993,920)
       (52)  NASDAQ 100 Index                                          (9,880,000)       7/21/07        1,900           (299,260)
      (263)  NASDAQ 100 Index                                         (49,970,000)       8/18/07        1,900         (2,076,385)
      (235)  NASDAQ 100 Index                                         (44,650,000)       9/22/07        1,900         (2,357,050)
      (381)  S&P 500 Index                                            (56,197,500)       7/21/07        1,475         (1,613,535)
      (303)  S&P 500 Index                                            (45,450,000)       7/21/07        1,500           (737,805)
      (200)  S&P 500 Index                                            (30,500,000)       7/21/07        1,525           (218,000)
      (215)  S&P 500 Index                                            (31,712,500)       8/18/07        1,475         (1,211,525)
      (181)  S&P 500 Index                                            (27,150,000)       8/18/07        1,500           (706,805)
      (100)  S&P 500 Index                                            (15,250,000)       8/18/07        1,525           (245,500)
      (184)  S&P 500 Index                                            (27,600,000)       9/22/07        1,500           (961,400)
--------------------------------------------------------------------------------------------------------------------------------
    (6,565)  TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED           (468,017,500)                                   (16,165,460)
              $16,821,998)
================================================================================================================================
             OTHER ASSETS LESS LIABILITIES - 0.4%                                                                      2,099,161
             ===================================================================================================================
             NET ASSETS - 100%                                                                                    $  482,546,906
             ===================================================================================================================

        (1)      Non-income producing.
        (2)      For disclosure purposes, Notional Amount is calculated by multiplying the number of
                 Contracts by the Strike Price by 100.
        (3)      The Fund may designate up to 100% of its Common Stock investments to cover outstanding
                 Call Options Written.
        ADR      American Depositary Receipt.

                                 See accompanying notes to financial statements.

         JPG
          Nuveen Equity Premium and Growth Fund
          Portfolio of INVESTMENTS
                                               as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 99.0%
             AEROSPACE & DEFENSE - 1.8%
    20,500   Boeing Company                                                                                       $    1,971,280
     4,500   Goodrich Corporation                                                                                        268,020
    33,500   Honeywell International Inc.                                                                              1,885,380
    23,900   United Technologies Corporation                                                                           1,695,227
--------------------------------------------------------------------------------------------------------------------------------
             Total Aerospace & Defense                                                                                 5,819,907
             -------------------------------------------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS - 0.6%
    28,200   United Parcel Service, Inc., Class B                                                                      2,058,600
--------------------------------------------------------------------------------------------------------------------------------
             AIRLINES - 0.1%
     5,400   AMR Corporation-DEL, (1)                                                                                    142,290
     9,600   Continental Airlines, Inc., (1)                                                                             325,152
--------------------------------------------------------------------------------------------------------------------------------
             Total Airlines                                                                                              467,442
             -------------------------------------------------------------------------------------------------------------------
             AUTO COMPONENTS - 0.2%
    24,800   American Axle and Manufacturing Holdings Inc.                                                               734,576
     9,310   Cooper Tire & Rubber                                                                                        257,142
--------------------------------------------------------------------------------------------------------------------------------
             Total Auto Components                                                                                       991,718
             -------------------------------------------------------------------------------------------------------------------
             AUTOMOBILES - 0.4%
    35,600   General Motors Corporation                                                                                1,345,680
     2,500   Harley-Davidson, Inc.                                                                                       149,025
--------------------------------------------------------------------------------------------------------------------------------
             Total Automobiles                                                                                         1,494,705
             -------------------------------------------------------------------------------------------------------------------
             BEVERAGES - 0.6%
    35,500   Coca-Cola Company                                                                                         1,857,005
--------------------------------------------------------------------------------------------------------------------------------
             CAPITAL MARKETS - 3.2%
    35,000   Charles Schwab Corporation                                                                                  718,200
     8,500   Goldman Sachs Group, Inc.                                                                                 1,842,375
   104,500   JPMorgan Chase & Co.                                                                                      5,063,025
    31,000   Morgan Stanley                                                                                            2,600,280
    18,800   Waddell & Reed Financial, Inc., Class A                                                                     488,988
--------------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                                    10,712,868
             -------------------------------------------------------------------------------------------------------------------
             CHEMICALS - 1.8%
     1,000   Chemtura Corporation                                                                                         11,110
    51,000   Dow Chemical Company                                                                                      2,255,220
    38,955   E.I. Du Pont de Nemours and Company                                                                       1,980,472
     2,700   Eastman Chemical Company                                                                                    173,691
     3,000   Lyondell Chemical Company                                                                                   111,360
    14,000   Olin Corporation                                                                                            294,000
    13,000   PPG Industries, Inc.                                                                                        989,430
     8,000   RPM International, Inc.                                                                                     184,880
--------------------------------------------------------------------------------------------------------------------------------
             Total Chemicals                                                                                           6,000,163
             -------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 7.2%
   167,515   Bank of America Corporation                                                                               8,189,808
     8,000   Comerica Incorporated                                                                                       475,760
     9,000   Federated Investors Inc.                                                                                    344,970
    48,000   FirstMerit Corporation                                                                                    1,004,640
    27,720   HSBC Holdings PLC, Sponsored ADR                                                                          2,543,864
    34,000   Lloyds TSB Group PLC, Sponsored ADR                                                                       1,520,480
    18,800   National City Corporation                                                                                   626,416
    15,493   Regions Financial Corporation                                                                               512,818
    91,383   U.S. Bancorp                                                                                              3,011,070
    32,118   Wachovia Corporation                                                                                      1,646,048

         JPG
        Nuveen Equity Premium and Growth Fund (continued)
        Portfolio of INVESTMENTS as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS (continued)
     9,600   Washington Mutual, Inc.                                                                              $      409,344
    98,100   Wells Fargo & Company                                                                                     3,450,177
--------------------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                                   23,735,395
             -------------------------------------------------------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES - 1.4%
    23,000   Automatic Data Processing, Inc.                                                                           1,114,810
     1,400   Avery Dennison Corporation                                                                                   93,072
    46,100   Deluxe Corporation                                                                                        1,872,121
     1,000   Robert Half International Inc.                                                                               36,500
    86,500   ServiceMaster Company                                                                                     1,337,290
     6,000   Standard Register Company                                                                                    68,400
--------------------------------------------------------------------------------------------------------------------------------
             Total Commercial Services & Supplies                                                                      4,522,193
             -------------------------------------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT - 1.3%
    11,321   Alcatel SA                                                                                                  158,494
   119,800   Cisco Systems, Inc., (1)                                                                                  3,336,430
    21,452   Corning Incorporated, (1)                                                                                   548,099
     1,000   Plantronics Inc.                                                                                             26,220
     3,291   QUALCOMM Inc.                                                                                               142,796
--------------------------------------------------------------------------------------------------------------------------------
             Total Communications Equipment                                                                            4,212,039
             -------------------------------------------------------------------------------------------------------------------
             COMPUTERS & PERIPHERALS - 2.6%
    15,467   Apple, Inc., (1)                                                                                          1,887,593
    12,000   Dell Inc., (1)                                                                                              342,600
    25,000   EMC Corporation, (1)                                                                                        452,500
    65,500   Hewlett-Packard Company                                                                                   2,922,610
    27,500   International Business Machines Corporation                                                               2,894,375
              (IBM)
--------------------------------------------------------------------------------------------------------------------------------
             Total Computers & Peripherals                                                                             8,499,678
             -------------------------------------------------------------------------------------------------------------------
             CONTAINERS & PACKAGING - 0.1%
    21,200   Packaging Corp. of America                                                                                  536,572
--------------------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 3.0%
    66,000   Capitalsource Inc.                                                                                        1,622,940
     1,500   Chicago Mercantile Exchange Holdings Inc., Class                                                            801,540
              A
   140,929   Citigroup Inc.                                                                                            7,228,248
     4,000   Federal Home Loan Mortgage Corporation                                                                      242,800
--------------------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                                      9,895,528
             -------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.2%
     4,000   Alaska Communications Systems Group Inc.                                                                     63,360
   139,200   AT&T Inc.                                                                                                 5,776,800
   104,800   Citizens Communications Company                                                                           1,600,296
     3,700   Compania Anonima Nacional Telefonos de Venezuela                                                             36,486
    15,600   FairPoint Communications Inc.                                                                               276,900
     2,000   France Telecom SA                                                                                            54,960
    27,000   Iowa Telecommunications Services, Inc.                                                                      613,710
   129,500   Verizon Communications Inc.                                                                               5,331,515
--------------------------------------------------------------------------------------------------------------------------------
             Total Diversified Telecommunication Services                                                             13,754,027
             -------------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES - 1.6%
     5,400   Ameren Corporation                                                                                          264,654
    26,500   CenterPoint Energy, Inc.                                                                                    461,100
   120,000   Companhia Energetica de Minas Gerais                                                                      2,532,000
    13,600   Consolidated Edison, Inc.                                                                                   613,632
     6,000   Enel SpA, Sponsored ADR                                                                                     322,200
    14,700   Great Plains Energy Incorporated                                                                            428,064
     8,882   Progress Energy, Inc.                                                                                       404,930
     3,849   TXU Corp.                                                                                                   259,038
--------------------------------------------------------------------------------------------------------------------------------
             Total Electric Utilities                                                                                  5,285,618
             -------------------------------------------------------------------------------------------------------------------
             ELECTRICAL EQUIPMENT - 1.0%
     5,000   Cooper Industries, Ltd., Class A                                                                            285,450
    60,000   Emerson Electric Co.                                                                                      2,808,000

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             ELECTRICAL EQUIPMENT (continued)
     2,000   Hubbell Incorporated, Class B                                                                        $      108,440
     1,000   Rockwell Automation, Inc.                                                                                    69,440
--------------------------------------------------------------------------------------------------------------------------------
             Total Electrical Equipment                                                                                3,271,330
             -------------------------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
     3,100   MEMC Electronic Materials, (1)                                                                              189,472
--------------------------------------------------------------------------------------------------------------------------------
             ENERGY EQUIPMENT & SERVICES - 1.9%
    12,700   Baker Hughes Incorporated                                                                                 1,068,451
    12,000   Carbo Ceramics Inc.                                                                                         525,720
     2,500   Diamond Offshore Drilling, Inc.                                                                             253,900
    17,600   Halliburton Company                                                                                         607,200
     2,500   National-Oilwell Varco Inc., (1)                                                                            260,600
     5,000   Noble Corporation                                                                                           487,600
     8,000   Patterson-UTI Energy, Inc.                                                                                  209,680
    23,514   Schlumberger Limited                                                                                      1,997,279
     2,000   Tidewater Inc.                                                                                              141,760
     7,000   Transocean Inc., (1)                                                                                        741,860
--------------------------------------------------------------------------------------------------------------------------------
             Total Energy Equipment & Services                                                                         6,294,050
             -------------------------------------------------------------------------------------------------------------------
             FOOD & STAPLES RETAILING - 1.2%
     8,500   CVS Caremark Corporation                                                                                    309,825
    29,375   SUPERVALU INC.                                                                                            1,360,650
    38,200   Wal-Mart Stores, Inc.                                                                                     1,837,802
     9,000   Whole Foods Market, Inc.                                                                                    344,700
--------------------------------------------------------------------------------------------------------------------------------
             Total Food & Staples Retailing                                                                            3,852,977
             -------------------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS - 0.8%
    41,300   ConAgra Foods, Inc.                                                                                       1,109,318
    45,387   Kraft Foods Inc.                                                                                          1,599,892
--------------------------------------------------------------------------------------------------------------------------------
             Total Food Products                                                                                       2,709,210
             -------------------------------------------------------------------------------------------------------------------
             GAS UTILITIES - 1.5%
    77,000   KeySpan Corporation                                                                                       3,232,460
    35,390   Nicor Inc.                                                                                                1,518,939
    12,600   Spectra Energy Corporation                                                                                  327,096
--------------------------------------------------------------------------------------------------------------------------------
             Total Gas Utilities                                                                                       5,078,495
             -------------------------------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
     2,700   Baxter International Inc.                                                                                   152,118
    29,000   Medtronic, Inc.                                                                                           1,503,940
--------------------------------------------------------------------------------------------------------------------------------
             Total Health Care Equipment & Supplies                                                                    1,656,058
             -------------------------------------------------------------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES - 0.5%
     9,973   Aetna Inc.                                                                                                  492,666
    12,000   Health Management Associates Inc.                                                                           136,320
    21,337   UnitedHealth Group Incorporated                                                                           1,091,174
--------------------------------------------------------------------------------------------------------------------------------
             Total Health Care Providers & Services                                                                    1,720,160
             -------------------------------------------------------------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE - 0.9%
     4,800   Harrah's Entertainment, Inc.                                                                                409,248
     5,500   International Game Technology                                                                               218,350
    31,900   McDonald's Corporation                                                                                    1,619,244
    12,813   Tim Hortons Inc.                                                                                            394,000
    10,200   Wendy's International, Inc.                                                                                 374,850
--------------------------------------------------------------------------------------------------------------------------------
             Total Hotels, Restaurants & Leisure                                                                       3,015,692
             -------------------------------------------------------------------------------------------------------------------
             HOUSEHOLD DURABLES - 1.4%
     5,000   Black & Decker Corporation                                                                                  441,550
     1,000   D.R. Horton, Inc.                                                                                            19,930
     2,200   Furniture Brands International, Inc.                                                                         31,240
    13,500   Kimball International Inc., Class B                                                                         189,135
     1,000   La Z Boy Inc.                                                                                                11,460
    55,500   Newell Rubbermaid Inc.                                                                                    1,633,365
    12,000   Snap-on Incorporated                                                                                        606,120

         JPG
        Nuveen Equity Premium and Growth Fund (continued)
        Portfolio of INVESTMENTS as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             HOUSEHOLD DURABLES (continued)
    13,500   Stanley Works                                                                                        $      819,450
     8,998   Whirlpool Corporation                                                                                     1,000,578
--------------------------------------------------------------------------------------------------------------------------------
             Total Household Durables                                                                                  4,752,828
             -------------------------------------------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS - 2.0%
    20,000   Kimberly-Clark Corporation                                                                                1,337,800
    85,500   Procter & Gamble Company                                                                                  5,231,745
--------------------------------------------------------------------------------------------------------------------------------
             Total Household Products                                                                                  6,569,545
             -------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES - 4.5%
    15,600   3M Co.                                                                                                    1,353,924
     6,700   American Standard Companies Inc.                                                                            395,166
   302,676   General Electric Company                                                                                 11,586,437
    23,200   Genuine Parts Company                                                                                     1,150,720
    14,166   Tyco International Ltd.                                                                                     478,669
--------------------------------------------------------------------------------------------------------------------------------
             Total Industrial Conglomerates                                                                           14,964,916
             -------------------------------------------------------------------------------------------------------------------
             INSURANCE - 4.6%
    20,000   Allstate Corporation                                                                                      1,230,200
    38,690   American International Group, Inc.                                                                        2,709,461
     9,000   Arthur J. Gallagher & Co.                                                                                   250,920
   149,977   Fidelity National Title Group Inc., Class A                                                               3,554,455
    74,334   Lincoln National Corporation                                                                              5,273,997
    13,000   Marsh & McLennan Companies, Inc.                                                                            401,440
    12,600   Mercury General Corporation                                                                                 694,386
    16,400   Travelers Companies, Inc.                                                                                   877,400
     1,500   Unitrin, Inc.                                                                                                73,770
--------------------------------------------------------------------------------------------------------------------------------
             Total Insurance                                                                                          15,066,029
             -------------------------------------------------------------------------------------------------------------------
             INTERNET & CATALOG RETAIL - 0.2%
    14,500   Amazon.com, Inc., (1)                                                                                       991,945
--------------------------------------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES - 2.0%
    43,000   eBay Inc., (1)                                                                                            1,383,740
     6,400   Google Inc., Class A, (1)                                                                                 3,349,632
   104,600   United Online, Inc.                                                                                       1,724,854
--------------------------------------------------------------------------------------------------------------------------------
             Total Internet Software & Services                                                                        6,458,226
             -------------------------------------------------------------------------------------------------------------------
             IT SERVICES - 0.1%
     5,374   Fidelity National Information Services                                                                      291,701
--------------------------------------------------------------------------------------------------------------------------------
             LEISURE EQUIPMENT & PRODUCTS - 0.5%
     5,000   Brunswick Corporation                                                                                       163,150
     2,000   Eastman Kodak Company                                                                                        55,660
    39,200   Mattel, Inc.                                                                                                991,368
     8,000   Polaris Industries Inc.                                                                                     433,280
--------------------------------------------------------------------------------------------------------------------------------
             Total Leisure Equipment & Products                                                                        1,643,458
             -------------------------------------------------------------------------------------------------------------------
             MACHINERY - 1.7%
    25,000   Briggs & Stratton Corporation                                                                               789,000
    30,000   Caterpillar Inc.                                                                                          2,349,000
     5,100   Deere & Company                                                                                             615,774
    11,000   Illinois Tool Works Inc.                                                                                    596,090
    19,000   Ingersoll Rand Company Limited, Class A                                                                   1,041,580
     3,000   Pentair, Inc.                                                                                               115,710
    10,500   Volvo AB                                                                                                    208,845
--------------------------------------------------------------------------------------------------------------------------------
             Total Machinery                                                                                           5,715,999
             -------------------------------------------------------------------------------------------------------------------
             MEDIA - 2.1%
   105,000   Citadel Broadcasting Corporation                                                                            677,250
     1,500   Clear Channel Communications, Inc.                                                                           56,730
    17,600   Dow Jones & Company, Inc.                                                                                 1,011,120
    55,700   Entrcom Communications Corporation                                                                        1,386,373
    39,000   New York Times, Class A                                                                                     990,600
       500   Reed Elsevier NV, Sponsored ADR                                                                              18,960

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             MEDIA (continued)
    76,486   Regal Entertainment Group, Class A                                                                   $    1,677,338
    99,500   Westwood One, Inc., (1)                                                                                     715,405
    18,500   World Wrestling Entertainment Inc.                                                                          295,815
--------------------------------------------------------------------------------------------------------------------------------
             Total Media                                                                                               6,829,591
             -------------------------------------------------------------------------------------------------------------------
             METALS & MINING - 2.3%
    38,104   Companhia Siderurgica Nacional S.A., Sponsored ADR                                                        1,970,739
       763   Freeport-McMoRan Copper & Gold, Inc.                                                                         63,192
    57,336   Southern Copper Corporation                                                                               5,404,491
--------------------------------------------------------------------------------------------------------------------------------
             Total Metals & Mining                                                                                     7,438,422
             -------------------------------------------------------------------------------------------------------------------
             MULTILINE RETAIL - 0.7%
    18,000   Dollar General Corporation                                                                                  394,560
    19,200   Federated Department Stores, Inc.                                                                           763,776
     5,500   J.C. Penney Company, Inc.                                                                                   398,090
    12,800   Nordstrom, Inc.                                                                                             654,336
--------------------------------------------------------------------------------------------------------------------------------
             Total Multiline Retail                                                                                    2,210,762
             -------------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES - 1.5%
     1,450   Dominion Resources, Inc.                                                                                    125,150
    76,000   Duke Energy Corporation                                                                                   1,390,800
    58,575   Integrys Energy Group, Inc.                                                                               2,971,510
    10,500   ONEOK, Inc.                                                                                                 529,305
--------------------------------------------------------------------------------------------------------------------------------
             Total Multi-Utilities                                                                                     5,016,765
             -------------------------------------------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS - 9.4%
    68,900   Chevron Corporation                                                                                       5,804,136
    17,026   ConocoPhillips                                                                                            1,336,541
   185,000   Exxon Mobil Corporation                                                                                  15,517,801
     3,600   Frontline Limited                                                                                           165,060
    12,800   General Maritime Corporation, (1)                                                                           342,784
    15,600   Marathon Oil Corporation                                                                                    935,376
   141,559   Norsk Hydro ASA                                                                                           5,417,463
    24,500   Occidental Petroleum Corporation                                                                          1,418,060
       385   Ship Financial International Limited                                                                         11,427
     3,000   YPF Sociedad Anonima                                                                                        135,600
--------------------------------------------------------------------------------------------------------------------------------
             Total Oil, Gas & Consumable Fuels                                                                        31,084,248
             -------------------------------------------------------------------------------------------------------------------
             PAPER & FOREST PRODUCTS - 1.0%
    11,000   Bowater Incorporated                                                                                        274,450
     8,500   International Paper Company                                                                                 331,925
    32,400   Weyerhaeuser Company                                                                                      2,557,332
--------------------------------------------------------------------------------------------------------------------------------
             Total Paper & Forest Products                                                                             3,163,707
             -------------------------------------------------------------------------------------------------------------------
             PERSONAL PRODUCTS - 0.2%
    23,000   Avon Products, Inc.                                                                                         845,250
--------------------------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS - 9.5%
    65,000   Abbott Laboratories                                                                                       3,480,750
   146,264   Bristol-Myers Squibb Company                                                                              4,616,092
    31,132   Eli Lilly and Company                                                                                     1,739,656
    89,900   Johnson & Johnson                                                                                         5,539,638
   140,500   Merck & Co. Inc.                                                                                          6,996,900
   288,500   Pfizer Inc.                                                                                               7,376,945
    30,500   Wyeth                                                                                                     1,748,870
--------------------------------------------------------------------------------------------------------------------------------
             Total Pharmaceuticals                                                                                    31,498,851
             -------------------------------------------------------------------------------------------------------------------
             REAL ESTATE - 2.8%
     9,700   American Home Mortgage Investment Corp. (4)                                                                 178,286
    60,671   Apartment Investment & Management Company, Class A                                                        3,059,032
     2,800   Colonial Properties Trust                                                                                   102,060
    57,500   Healthcare Realty Trust, Inc.                                                                             1,597,350
    47,000   Hospitality Properties Trust                                                                              1,950,030
    17,500   Lexington Corporate Properties Trust                                                                        364,000

         JPG
        Nuveen Equity Premium and Growth Fund (continued)
        Portfolio of INVESTMENTS as of 6-30-07 (Unaudited)

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             REAL ESTATE (continued)
    53,300   Nationwide Health Properties, Inc.                                                                   $    1,449,760
    20,000   Senior Housing Properties Trust                                                                             407,000
--------------------------------------------------------------------------------------------------------------------------------
             Total Real Estate                                                                                         9,107,518
             -------------------------------------------------------------------------------------------------------------------
             ROAD & RAIL - 0.5%
    39,500   CSX Corporation                                                                                           1,780,660
--------------------------------------------------------------------------------------------------------------------------------
             SEMICONDUCTORS & EQUIPMENT - 3.2%
    47,000   Analog Devices, Inc.                                                                                      1,769,080
    11,500   Applied Materials, Inc.                                                                                     228,505
   185,873   Intel Corporation                                                                                         4,416,342
    44,000   Maxim Integrated Products, Inc.                                                                           1,470,040
    30,600   Microchip Technology Incorporated                                                                         1,133,424
    13,400   NVIDIA Corporation, (1)                                                                                     553,554
    84,654   Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR                                              942,199
--------------------------------------------------------------------------------------------------------------------------------
             Total Semiconductors & Equipment                                                                         10,513,144
             -------------------------------------------------------------------------------------------------------------------
             SOFTWARE - 3.5%
     7,700   Adobe Systems Incorporated, (1)                                                                             309,155
    25,180   InfoSpace, Inc.                                                                                             584,428
   273,500   Microsoft Corporation                                                                                     8,060,045
     9,000   NAVTEQ Corporation, (1)                                                                                     381,060
    99,976   Oracle Corporation, (1)                                                                                   1,970,527
     3,500   Salesforce.com, Inc., (1)                                                                                   150,010
--------------------------------------------------------------------------------------------------------------------------------
             Total Software                                                                                           11,455,225
             -------------------------------------------------------------------------------------------------------------------
             SPECIALTY RETAIL - 2.3%
     6,450   Abercrombie & Fitch Co., Class A                                                                            470,721
    25,500   American Eagle Outfitters, Inc.                                                                             654,330
    17,000   Best Buy Co., Inc.                                                                                          793,390
     7,000   Chico's FAS, Inc., (1)                                                                                      170,380
    14,151   Gap, Inc.                                                                                                   270,284
    26,987   Home Depot, Inc.                                                                                          1,061,938
    30,700   Limited Brands, Inc.                                                                                        842,715
    24,225   Lowe's Companies, Inc.                                                                                      743,465
    42,000   Pier 1 Imports, Inc.                                                                                        356,580
    12,000   RadioShack Corporation                                                                                      397,680
     7,300   Sherwin-Williams Company                                                                                    485,231
     6,000   Talbots, Inc.                                                                                               150,180
     1,000   Tiffany & Co.                                                                                                53,060
    12,000   TJX Companies, Inc.                                                                                         330,000
    58,000   Tuesday Morning Corporation                                                                                 716,880
--------------------------------------------------------------------------------------------------------------------------------
             Total Specialty Retail                                                                                    7,496,834
             -------------------------------------------------------------------------------------------------------------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.7%
       702   Cherokee Inc.                                                                                                25,651
    20,000   VF Corporation                                                                                            1,831,600
    55,718   Xerium Technologies, Inc.                                                                                   424,571
--------------------------------------------------------------------------------------------------------------------------------
             Total Textiles, Apparel & Luxury Goods                                                                    2,281,822
             -------------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 0.9%
    18,900   Federal National Mortgage Association                                                                     1,234,737
     4,289   IndyMac Bancorp, Inc.                                                                                       125,110
    88,000   New York Community Bancorp, Inc.                                                                          1,497,760
--------------------------------------------------------------------------------------------------------------------------------
             Total Thrifts & Mortgage Finance                                                                          2,857,607
             -------------------------------------------------------------------------------------------------------------------
             TOBACCO - 2.3%
    65,586   Altria Group, Inc.                                                                                        4,600,202
     3,000   Reynolds American Inc.                                                                                      195,600
    30,000   UST Inc.                                                                                                  1,611,300
    47,422   Vector Group Ltd.                                                                                         1,068,418
--------------------------------------------------------------------------------------------------------------------------------
             Total Tobacco                                                                                             7,475,520
             -------------------------------------------------------------------------------------------------------------------

    SHARES   DESCRIPTION                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
             TRADING COMPANIES & DISTRIBUTORS - 0.0%
     1,000   W.W. Grainger, Inc.                                                                                  $       93,050
--------------------------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.6%
    22,351   iPCS Inc.                                                                                                   757,028
     4,000   SK Telecom Company Limited                                                                                  109,400
    32,000   Vodafone Group PLC, Sponsored ADR                                                                         1,076,160
--------------------------------------------------------------------------------------------------------------------------------
             Total Wireless Telecommunication Services                                                                 1,942,588
             -------------------------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $261,807,843)                                                                 327,177,113
             ===================================================================================================================
   PRINCIPAL
AMOUNT (000)   DESCRIPTION                                                   COUPON       MATURITY                           VALUE
----------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 2.5%
 $    8,248    Repurchase Agreement with Fixed Income Clearing               4.000%        7/02/07                  $    8,248,235
                Corporation, dated 6/29/07, repurchase price
                $8,250,984, collateralized by $6,855,000 U.S.
                Treasury Bonds, 7.250%, due 8/15/22, value
                $8,414,513
 ==========    -------------------------------------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (COST $8,248,235)                                                            8,248,235
               ===================================================================================================================
                                                                          NOTIONAL       EXPIRATION      STRIKE
  CONTRACTS    TYPE                                                     AMOUNT (2)            DATE        PRICE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               PUT OPTIONS - 0.3%
        243    S&P 500 Index                                     $       32,197,500        7/21/07        $1,325     $       10,935
        263    S&P 500 Index                                             35,505,000        7/21/07         1,350             22,355
        257    S&P 500 Index                                             34,695,000        8/18/07         1,350            123,360
        237    S&P 500 Index                                             32,587,000        8/18/07         1,375            154,050
        266    S&P 500 Index                                             35,245,000        9/22/07         1,325            186,200
        237    S&P 500 Index                                             31,955,000        9/22/07         1,350            210,930
        231    S&P 500 Index                                             31,762,000        9/22/07         1,375            263,340
-----------------------------------------------------------------------------------------------------------------------------------
      1,734    TOTAL PUT OPTIONS (COST $1,347,058)                      233,987,500                                         971,170
===================================================================================================================================
               TOTAL INVESTMENTS (COST $271,403,136) - 101.8%                                                           336,396,518
               ====================================================================================================================

                                                                         NOTIONAL      EXPIRATION      STRIKE
 CONTRACTS   TYPE                                                      AMOUNT (2)           DATE        PRICE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
             CALL OPTIONS WRITTEN - (1.9)% (3)
      (433)  S&P 500 Index                                     $      (63,687,500)       7/21/07       $1,475     $   (1,833,755)
      (319)  S&P 500 Index                                            (47,850,000)       7/21/07        1,500           (776,765)
      (219)  S&P 500 Index                                            (33,397,500)       7/21/07        1,525           (238,710)
      (219)  S&P 500 Index                                            (32,302,500)       8/18/07        1,475         (1,234,065)
      (218)  S&P 500 Index                                            (32,700,000)       8/18/07        1,500           (851,290)
      (117)  S&P 500 Index                                            (17,842,500)       8/18/07        1,525           (287,235)
      (209)  S&P 500 Index                                            (31,350,000)       9/22/07        1,500         (1,092,025)
--------------------------------------------------------------------------------------------------------------------------------
    (1,734)  TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED           (259,310,000)                                    (6,313,845)
              $8,559,115)
================================================================================================================================
             OTHER ASSETS LESS LIABILITIES - 0.1%                                                                        343,991
             ===================================================================================================================
             NET ASSETS - 100%                                                                                    $  330,426,664
             ===================================================================================================================

        (1)      Non-income producing.
        (2)      For disclosure purposes, Notional Amount is calculated by multiplying the number of
                 Contracts by the Strike Price by 100.
        (3)      The Fund may designate up to 100% of its Common Stock investments to cover outstanding
                 Call Options Written.
        (4)      At or subsequent to June 30, 2007, this issue was under the protection of the Federal
                 Bankruptcy Court.
        ADR      American Depositary Receipt.

                                 See accompanying notes to financial statements.

           Statement of

           ASSETS & LIABILITIES

                                                June 30, 2007 (Unaudited)

                                                                    EQUITY             EQUITY           EQUITY            EQUITY
                                                                   PREMIUM            PREMIUM          PREMIUM           PREMIUM
                                                                    INCOME        OPPORTUNITY        ADVANTAGE        AND GROWTH
                                                                     (JPZ)              (JSN)            (JLA)             (JPG)
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $550,700,998, $957,403,719,
  $364,212,418 and $271,403,136, respectively)                $737,914,311     $1,273,194,394     $496,613,205     $336,396,518
Receivables:
  Dividends                                                      1,089,860          1,639,613          502,243          607,269
  Interest                                                           7,758              8,835            4,214            1,833
  Investments sold                                                      --                 --        1,981,396               --
  Reclaims                                                             296             11,148            2,084            4,253
Other assets                                                        30,200             43,510           17,059           11,137
--------------------------------------------------------------------------------------------------------------------------------
     Total assets                                              739,042,425      1,274,897,500      499,120,201      337,021,010
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Call options written, at value (premiums received
  $22,787,880, $41,439,788, $16,821,998 and $8,559,115,
  respectively)                                                 16,774,080         35,239,650       16,165,460        6,313,845
Accrued expenses:
  Management fees                                                  343,722            576,694          273,149          236,248
  Other                                                            184,235            316,171          134,686           44,253
--------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                          17,302,037         36,132,515       16,573,295        6,594,346
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                    $721,740,388     $1,238,764,985     $482,546,906     $330,426,664
================================================================================================================================
Shares outstanding                                              38,682,087         66,537,837       26,021,407       16,536,342
================================================================================================================================
Net asset value per share outstanding                         $      18.66     $        18.62     $      18.54     $      19.98
================================================================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                              $    386,821     $      665,378     $    260,214     $    165,363
Paid-in surplus                                                638,807,398      1,104,367,017      436,632,659      298,627,565
Undistributed (Over-distribution of) net investment income     (24,240,841)       (47,509,767)     (20,494,134)      (8,892,014)
Accumulated net realized gain (loss) from investments and
  call options written                                         (86,440,103)      (140,748,456)     (66,909,158)     (26,712,902)
Net unrealized appreciation (depreciation) of investments
  and call options written                                     193,227,113        321,990,813      133,057,325       67,238,652
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                    $721,740,388     $1,238,764,985     $482,546,906     $330,426,664
================================================================================================================================
Authorized shares                                                Unlimited          Unlimited        Unlimited        Unlimited
================================================================================================================================

                                 See accompanying notes to financial statements.

           Statement of

           OPERATIONS

                                                Six months ended June 30, 2007
                                                (Unaudited)

                                                                     EQUITY            EQUITY          EQUITY           EQUITY
                                                                    PREMIUM           PREMIUM         PREMIUM          PREMIUM
                                                                     INCOME       OPPORTUNITY       ADVANTAGE       AND GROWTH
                                                                      (JPZ)             (JSN)           (JLA)            (JPG)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $0, $32,166,
  $15,259 and $23,461, respectively)                          $  10,101,795     $  14,003,077     $ 4,283,316     $ 5,628,064
Interest                                                            876,510         1,373,020         602,823         361,487
------------------------------------------------------------------------------------------------------------------------------
Total investment income                                       $  10,978,305     $  15,376,097     $ 4,886,139     $ 5,989,551
------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                   3,133,708         5,263,641       2,100,629       1,403,662
Shareholders' servicing agent fees and expenses                          86               134              --              31
Custodian's fees and expenses                                        58,435           101,615          41,130          28,516
Trustees' fees and expenses                                          16,030            25,740          10,298           6,581
Professional fees                                                    18,962            28,426          15,602          13,869
Shareholders' reports - printing and mailing expenses                43,865            81,322          26,966           6,901
Stock exchange listing fees                                           7,135            12,584           4,777           4,777
Investor relations expense                                           60,538           100,111          38,781          23,396
Other expenses                                                       53,541           124,775          84,003          13,132
------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense
  reimbursement                                                   3,392,300         5,738,348       2,322,186       1,500,865
  Custodian fee credit                                              (17,201)          (29,724)         (9,978)         (5,579)
  Expense reimbursement                                          (1,073,524)       (1,827,817)       (475,578)             --
------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                      2,301,575         3,880,807       1,836,630       1,495,286
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             8,676,730        11,495,290       3,049,509       4,494,265
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
  Investments                                                    (3,715,359)      (13,278,735)     (4,856,158)       (482,033)
  Call options written                                          (18,836,836)      (19,996,302)     (3,730,620)     (6,529,482)
Change in net unrealized appreciation (depreciation) of:
  Investments                                                    41,213,458        95,430,336      37,985,530      19,173,632
  Call options written                                            8,084,565         2,389,033      (3,769,037)      2,984,525
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                          26,745,828        64,544,332      25,629,715      15,146,642
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations         $  35,422,558     $  76,039,622     $28,679,224     $19,640,907
==============================================================================================================================

                                 See accompanying notes to financial statements.

           Statement of

           CHANGES in NET ASSETS

                               (Unaudited)

                                                                    EQUITY PREMIUM                       EQUITY PREMIUM
                                                                     INCOME (JPZ)                      OPPORTUNITY (JSN)
                                                             -----------------------------     ----------------------------------
                                                               SIX MONTHS                          SIX MONTHS
                                                                    ENDED       YEAR ENDED              ENDED          YEAR ENDED
                                                                  6/30/07         12/31/06            6/30/07            12/31/06
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                        $  8,676,730     $ 16,326,681     $   11,495,290     $   20,798,722
Net realized gain (loss) from:
  Investments                                                  (3,715,359)     (21,102,851)       (13,278,735)       (39,977,281)
  Call options written                                        (18,836,836)     (15,767,514)       (19,996,302)       (25,604,162)
Change in net unrealized appreciation (depreciation) of:
  Investments                                                  41,213,458       99,612,007         95,430,336        153,481,781
  Call options written                                          8,084,565       (9,209,912)         2,389,033        (11,574,115)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations          35,422,558       69,858,411         76,039,622         97,124,945
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From and in excess of net investment income                   (32,917,571)              --        (59,005,057)                --
From net investment income                                             --      (16,326,681)                --        (20,798,722)
From accumulated net realized gains                                    --               --                 --                 --
Tax return of capital                                                  --      (49,045,844)                --        (96,097,991)
---------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders     (32,917,571)     (65,372,525)       (59,005,057)      (116,896,713)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of shares and offering costs
  adjustments                                                          --           (4,982)                --            256,067
Net proceeds from shares issued to shareholders due to
  reinvestment of distributions                                 3,555,475        3,149,525          7,009,590          8,701,885
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital share
  transactions                                                  3,555,475        3,144,543          7,009,590          8,957,952
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                           6,060,462        7,630,429         24,044,155        (10,813,816)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the beginning of period                         715,679,926      708,049,497      1,214,720,830      1,225,534,646
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                              $721,740,388     $715,679,926     $1,238,764,985     $1,214,720,830
---------------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
  at the end of period                                       $(24,240,841)    $         --     $  (47,509,767)    $           --
---------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

                                                                     EQUITY PREMIUM                     EQUITY PREMIUM
                                                                     ADVANTAGE (JLA)                   AND GROWTH (JPG)
                                                              -----------------------------     ------------------------------
                                                                SIX MONTHS                        SIX MONTHS
                                                                     ENDED       YEAR ENDED            ENDED        YEAR ENDED
                                                                   6/30/07         12/31/06          6/30/07          12/31/06
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                         $  3,049,509     $  5,044,077     $  4,494,265     $  7,536,145
Net realized gain (loss) from:
  Investments                                                   (4,856,158)     (25,325,874)        (482,033)     (11,889,817)
  Call options written                                          (3,730,620)      (9,667,782)      (6,529,482)      (5,336,041)
Change in net unrealized appreciation (depreciation) of:
  Investments                                                   37,985,530       66,909,819       19,173,632       49,090,741
  Call options written                                          (3,769,037)      (3,099,138)       2,984,525       (3,295,248)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations           28,679,224       33,861,102       19,640,907       36,105,780
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From and in excess of net investment income                    (23,543,643)              --      (13,386,279)              --
From net investment income                                              --       (5,044,077)              --       (8,145,953)
From accumulated net realized gains                                     --               --               --       (2,230,158)
Tax return of capital                                                   --      (41,535,076)              --      (16,362,378)
------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders      (23,543,643)     (46,579,153)     (13,386,279)     (26,738,489)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of shares and offering costs
  adjustments                                                           --           38,068          (11,071)              --
Net proceeds from shares issued to shareholders due to
  reinvestment of distributions                                  2,630,617        4,481,520          614,101               --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital share
  transactions                                                   2,630,617        4,519,588          603,030               --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                            7,766,198       (8,198,463)       6,857,658        9,367,291
------------------------------------------------------------------------------------------------------------------------------
Net assets at the beginning of period                          474,780,708      482,979,171      323,569,006      314,201,715
------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                               $482,546,906     $474,780,708     $330,426,664     $323,569,006
------------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
  at the end of period                                        $(20,494,134)    $         --     $ (8,892,014)    $         --
------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

   Notes to

   FINANCIAL STATEMENTS (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Equity Premium Income Fund (JPZ), Nuveen Equity Premium Opportunity Fund (JSN), Nuveen Equity Premium Advantage Fund
(JLA) and Nuveen Equity Premium and Growth Fund (JPG). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end management investment companies.

Each Fund seeks to provide a high level of current income and gains by investing primarily in a diversified equity portfolio that seeks to substantially replicate price movements of either the Standard & Poor's 500 Stock Index or a weighted average of the Standard & Poor's 500 Stock Index and the NASDAQ-100 Index and is designed to support the Funds' index option strategies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

Exchange-listed equity securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Prices of index options are provided through an independent pricing service approved by the Funds' Board of Trustees. If the pricing service is unable to supply a price for a derivative investment the Funds may use a market quote provided by a major broker/dealer in such investments. If it is determined that the market price for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. In establishing fair value, the Board of Trustees, or its designee, will use a wide variety of market data including prices of comparable securities, indications of value from security dealers, general market conditions and other information and analysis. Short-term investments are valued at amortized cost, which approximates market value.

Index options are generally valued at the average of the closing bid and asked quotations. The close of trading of index options traded on the Chicago Board Options Exchange normally occurs at 4:15 ET, which is different from the normal 4:00 ET close of the NYSE (the time of day as of which each Fund's NAV is calculated). Under normal market circumstances, closing index option quotations are considered to reflect the index option contract values as of the close of the NYSE and will be used to value the option contracts. However, a significant change in the S&P 500 or NASDAQ-100 futures contracts between the NYSE close and the options market close will be considered as an indication that closing market quotations for index options do not reflect the value of the contracts as of the stock market close. In the event of such a significant change, the Board of Trustees, or its designee, will determine a fair value for the options. Any such fair valuation will likely take into account any information that may be available about the actual trading price of the affected option as of 4:00 ET, and if no such information is reliably available, the fair valuation of the option may take into account various option pricing methodologies, as determined to be appropriate under the circumstances.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method.

Option Transactions

Each Fund purchases index put options and writes (sells) index call options. The purchase of put options involves the risk of loss of all or part of the cash paid for the options. Put options purchased are accounted for in the same manner as portfolio securities.

When the Funds write an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value of the written option until the option expires or the Funds enter into a closing purchase transaction. When an index call option expires or the Funds enter into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a net realized gain on option contracts written or, if the net premium received is less than the amount paid, as a net realized loss on option contracts written. The Funds, as writers of an index call option, bear the risk of an unfavorable change in the market value of the index underlying the written option.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. The Fund intends to distribute substantially all of its investment company taxable income to shareholders. In any year when the Fund realizes net capital gains, the Fund may choose to distribute all or a portion of its net capital gains to shareholders, or alternatively, to retain all or a portion of its net capital gains and pay federal corporate income taxes on such retained gains.

Dividends and Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal corporate income tax regulations, which may differ from accounting principles generally accepted in the United States.

The Funds make quarterly cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Funds' Board of Trustees, each Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund's investment strategy through regular quarterly distributions (a "Managed Distribution Policy"). Total distributions during a calendar year generally will be made from each Fund's net investment income, net realized capital gains and net unrealized capital gains in the Fund's portfolio, if any. The portion of distributions paid from net unrealized gains, if any, would be distributed from the Fund's assets and would be treated by shareholders as a non-taxable distribution for tax purposes. If a Fund's total return on net asset value exceeds total distributions during a calendar year, the excess will be reflected as an increase in net asset value per share. In the event that total distributions during a calendar year exceed a Fund's total return on net asset value, the difference will be treated as a return of capital for tax purposes and will reduce net asset value per share. The final determination of the source and character of all distributions for the fiscal year are made after the end of the fiscal year and reflected in the financial statements contained in the annual report as of December 31 each year.

Real Estate Investment Trust ("REIT") distributions received by the Funds are generally comprised of ordinary income, long-term and short-term capital gains, and a return of REIT capital. The actual character of amounts received during the period are not known until after the fiscal year-end.

For the fiscal year ended December 31, 2006, the character of distributions to the Funds from the REITs was as follows:

                                                                                                                      EQUITY
                                                                       EQUITY           EQUITY         EQUITY        PREMIUM
                                                                      PREMIUM          PREMIUM        PREMIUM            AND
                                                                       INCOME      OPPORTUNITY      ADVANTAGE         GROWTH
                                                                        (JPZ)            (JSN)          (JLA)          (JPG)
----------------------------------------------------------------------------------------------------------------------------
Ordinary income                                                        69.68%          56.33%          65.29%         54.03%
Long-term and short-term capital gains                                  13.99           20.25           19.55          37.72
Return of REIT capital                                                  16.33           23.42           15.16           8.25
----------------------------------------------------------------------------------------------------------------------------

For the fiscal years ended December 31, 2006, the Funds applied the actual character of distributions reported by the REITs in which the Funds invest to their receipts from the REITs. If a REIT held in the portfolio of investments did not report the actual character of its distributions during the period, the Funds treated the distributions as ordinary income.

For the six months ended June 30, 2007, the Funds applied the actual percentages for the fiscal year ended December 31, 2006, described above, to its receipts from the REITs and treated as income in the Statement of Operations only the amount of ordinary income so calculated. The Funds adjusts that estimated breakdown of income type (and consequently its net investment income) as necessary early in the following calendar year when the REITs inform their shareholders of the actual breakdown of income type.

The actual character of distributions made by the Funds during the fiscal year ended December 31, 2006, are reflected in the accompanying financial statements.

The distributions made by the Funds during the six months ended June 30, 2007, are provisionally classified as being "From and in excess of net investment income", and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital, for tax purposes after the fiscal year end. For purposes of calculating "Undistributed (Over-distribution of) net investment income" as of June 30, 2007, the distribution amounts provisionally classified as "From and in excess of net investment income" were treated as being entirely from net investment income. Consequently, the financial statements at June 30, 2007, reflect an over-distribution of net investment income.

   Notes to
   FINANCIAL STATEMENTS (Unaudited) (continued)

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which the Funds overdraw their account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in shares were as follows:

                                                             EQUITY PREMIUM                          EQUITY PREMIUM
                                                              INCOME (JPZ)                         OPPORTUNITY (JSN)
                                                   ----------------------------------      ----------------------------------
                                                       SIX MONTHS                YEAR          SIX MONTHS                YEAR
                                                            ENDED               ENDED               ENDED               ENDED
                                                          6/30/07            12/31/06             6/30/07            12/31/06
-----------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders due
  to reinvestment of distributions                       191,170             169,642             381,737              476,189
-----------------------------------------------------------------------------------------------------------------------------

                                                             EQUITY PREMIUM                          EQUITY PREMIUM
                                                            ADVANTAGE (JLA)                         AND GROWTH (JPG)
                                                   ----------------------------------      ----------------------------------
                                                       SIX MONTHS                YEAR          SIX MONTHS                YEAR
                                                            ENDED               ENDED               ENDED               ENDED
                                                          6/30/07            12/31/06             6/30/07            12/31/06
-----------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders due
  to reinvestment of distributions                       143,655             245,272              31,102                   --
-----------------------------------------------------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Purchases and sales (excluding put options, call options written and short-term investments) during the six months ended June 30, 2007, were as follows:

                                                               EQUITY              EQUITY              EQUITY              EQUITY
                                                              PREMIUM             PREMIUM             PREMIUM             PREMIUM
                                                               INCOME         OPPORTUNITY           ADVANTAGE          AND GROWTH
                                                                (JPZ)               (JSN)               (JLA)               (JPG)
---------------------------------------------------------------------------------------------------------------------------------
Purchases                                                $24,865,147         $33,976,560         $10,327,898          $16,698,768
Sales                                                     69,996,901          90,589,389          34,307,406           20,974,234
---------------------------------------------------------------------------------------------------------------------------------

Transactions in call options written during the six months ended June 30, 2007, were as follows:

                                                                 EQUITY PREMIUM                          EQUITY PREMIUM
                                                                  INCOME (JPZ)                         OPPORTUNITY (JSN)
                                                       ----------------------------------      ----------------------------------
                                                            NUMBER OF            PREMIUMS           NUMBER OF            PREMIUMS
                                                            CONTRACTS            RECEIVED           CONTRACTS            RECEIVED
---------------------------------------------------------------------------------------------------------------------------------
Outstanding, beginning of period                               4,954         $23,418,815              15,548          $44,498,005
Call options written                                          16,347          62,314,575              45,835          107,880,276
Call options terminated in closing purchase
  transactions                                               (16,689)        (62,945,510)            (46,053)        (108,266,043)
Call options expired                                              --                  --              (1,348)          (2,672,450)
---------------------------------------------------------------------------------------------------------------------------------
Outstanding, end of period                                     4,612         $22,787,880              13,982          $41,439,788
---------------------------------------------------------------------------------------------------------------------------------

                                                                 EQUITY PREMIUM                          EQUITY PREMIUM
                                                                ADVANTAGE (JLA)                         AND GROWTH (JPG)
                                                       ----------------------------------      ----------------------------------
                                                            NUMBER OF            PREMIUMS           NUMBER OF            PREMIUMS
                                                            CONTRACTS            RECEIVED           CONTRACTS            RECEIVED
---------------------------------------------------------------------------------------------------------------------------------
Outstanding, beginning of period                               8,016         $19,166,900               1,754           $8,277,155
Call options written                                          21,438          42,207,171               5,907           22,472,973
Call options terminated in closing purchase
  transactions                                               (21,670)        (43,139,670)             (5,927)         (22,191,013)
Call options expired                                          (1,219)         (1,412,403)                 --                   --
---------------------------------------------------------------------------------------------------------------------------------
Outstanding, end of period                                     6,565         $16,821,998               1,734           $8,559,115
---------------------------------------------------------------------------------------------------------------------------------

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on index option contracts, recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At June 30, 2007, the cost of investments (excluding call options written) was as follows:

                                                              EQUITY              EQUITY              EQUITY              EQUITY
                                                             PREMIUM             PREMIUM             PREMIUM             PREMIUM
                                                              INCOME         OPPORTUNITY           ADVANTAGE          AND GROWTH
                                                               (JPZ)               (JSN)               (JLA)               (JPG)
--------------------------------------------------------------------------------------------------------------------------------
Cost of investments                                     $550,701,026        $957,403,907        $364,212,427        $271,403,136
--------------------------------------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at June 30, 2007, were as follows:

                                                              EQUITY              EQUITY              EQUITY              EQUITY
                                                             PREMIUM             PREMIUM             PREMIUM             PREMIUM
                                                              INCOME         OPPORTUNITY           ADVANTAGE          AND GROWTH
                                                               (JPZ)               (JSN)               (JLA)               (JPG)
--------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                         $191,310,800        $324,865,016        $134,124,906          $66,857,771
  Depreciation                                           (4,097,515)         (9,074,529)         (1,724,128)          (1,864,389)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
  investments                                          $187,213,285        $315,790,487        $132,400,778          $64,993,382
--------------------------------------------------------------------------------------------------------------------------------

   Notes to
   FINANCIAL STATEMENTS (Unaudited) (continued)

The tax components of undistributed net ordinary income and net long-term capital gains at December 31, 2006, the Funds' tax year end, were as follows:

                                                              EQUITY              EQUITY              EQUITY              EQUITY
                                                             PREMIUM             PREMIUM             PREMIUM             PREMIUM
                                                              INCOME         OPPORTUNITY           ADVANTAGE          AND GROWTH
                                                               (JPZ)               (JSN)               (JLA)               (JPG)
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net ordinary income *                             $ --                $ --                $ --                $ --
Undistributed net long-term capital gains                         --                  --                  --                  --
--------------------------------------------------------------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended December 31, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                          EQUITY                  EQUITY              EQUITY              EQUITY
                                                         PREMIUM                 PREMIUM             PREMIUM             PREMIUM
                                                          INCOME             OPPORTUNITY           ADVANTAGE          AND GROWTH
                                                          (JPZ)                    (JSN)               (JLA)               (JPG)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *                 $16,326,681         $20,798,723          $5,044,077          $9,032,221
Distributions from net long-term capital
  gains                                                           --                  --                  --           1,343,890
Tax return of capital                                     49,045,844          96,097,990          41,535,076          16,362,378
--------------------------------------------------------------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

At December 31, 2006, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                              EQUITY              EQUITY              EQUITY              EQUITY
                                                             PREMIUM             PREMIUM             PREMIUM             PREMIUM
                                                              INCOME         OPPORTUNITY           ADVANTAGE          AND GROWTH
                                                               (JPZ)               (JSN)               (JLA)               (JPG)
--------------------------------------------------------------------------------------------------------------------------------
Expiration Year:
  2013                                                   $7,414,951       $           --      $           --      $           --
  2014                                                   48,509,922           88,340,234          49,316,814          17,559,325
--------------------------------------------------------------------------------------------------------------------------------
Total                                                   $55,924,873       $   88,340,234      $   49,316,814      $   17,559,325
--------------------------------------------------------------------------------------------------------------------------------

The Funds elected to defer net realized losses from investments incurred from November 1, 2006 through December 31, 2006 ("post-October losses") in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current taxable year:

                                                              EQUITY              EQUITY              EQUITY              EQUITY
                                                             PREMIUM             PREMIUM             PREMIUM             PREMIUM
                                                              INCOME         OPPORTUNITY           ADVANTAGE          AND GROWTH
                                                               (JPZ)               (JSN)               (JLA)               (JPG)
--------------------------------------------------------------------------------------------------------------------------------
                                                        $10,847,811         $16,643,281          $5,178,975           $3,166,753
--------------------------------------------------------------------------------------------------------------------------------

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

                                                                   EQUITY PREMIUM INCOME (JPZ)
                                                              EQUITY PREMIUM OPPORTUNITY (JSN)
                                                                EQUITY PREMIUM ADVANTAGE (JLA)
AVERAGE DAILY MANAGED ASSETS                                               FUND-LEVEL FEE RATE
----------------------------------------------------------------------------------------------
For the first $500 million                                                              .7000%
For the next $500 million                                                               .6750
For the next $500 million                                                               .6500
For the next $500 million                                                               .6250
For Managed Assets over $2 billion                                                      .6000
----------------------------------------------------------------------------------------------

                                                              EQUITY PREMIUM AND GROWTH (JPG)
AVERAGE DAILY MANAGED ASSETS                                              FUND-LEVEL FEE RATE
---------------------------------------------------------------------------------------------
For the first $500 million                                                              .6800%
For the next $500 million                                                               .6550
For the next $500 million                                                               .6300
For the next $500 million                                                               .6050
For Managed Assets over $2 billion                                                      .5800
---------------------------------------------------------------------------------------------

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the tables below. As of June 30, 2007, the complex-level fee rate was .1828%.

Effective August 20, 2007, the complex-level fee schedule is as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL(1)                       EFFECTIVE RATE AT BREAKPOINT LEVEL
------------------------------------------------------------------------------------------------
$55 billion                                                                              .2000%
$56 billion                                                                              .1996
$57 billion                                                                              .1989
$60 billion                                                                              .1961
$63 billion                                                                              .1931
$66 billion                                                                              .1900
$71 billion                                                                              .1851
$76 billion                                                                              .1806
$80 billion                                                                              .1773
$91 billion                                                                              .1691
$125 billion                                                                             .1599
$200 billion                                                                             .1505
$250 billion                                                                             .1469
$300 billion                                                                             .1445
------------------------------------------------------------------------------------------------

   Notes to
   FINANCIAL STATEMENTS (Unaudited) (continued)

Prior to August 20, 2007, the complex-level fee schedule was as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL(1)                       EFFECTIVE RATE AT BREAKPOINT LEVEL
------------------------------------------------------------------------------------------------
$55 billion                                                                              .2000%
$56 billion                                                                              .1996
$57 billion                                                                              .1989
$60 billion                                                                              .1961
$63 billion                                                                              .1931
$66 billion                                                                              .1900
$71 billion                                                                              .1851
$76 billion                                                                              .1806
$80 billion                                                                              .1773
$91 billion                                                                              .1698
$125 billion                                                                             .1617
$200 billion                                                                             .1536
$250 billion                                                                             .1509
$300 billion                                                                             .1490
------------------------------------------------------------------------------------------------

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Gateway Investment Advisers, L.P. ("Gateway") under which Gateway manages the investment portfolios of the Funds. Gateway is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first eight years of Equity Premium Income's (JPZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                                    YEAR ENDING
OCTOBER 31,                                                    OCTOBER 31,
-----------------------------------------------------------------------------------------------------
2004 *                            .30%                         2009                               .30%
2005                              .30                          2010                               .22
2006                              .30                          2011                               .14
2007                              .30                          2012                               .07
2008                              .30
-----------------------------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Income (JPZ) for any portion of its fees and expenses beyond October 31, 2012.

For the first eight years of Equity Premium Opportunity's (JSN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                                    YEAR ENDING
JANUARY 31,                                                    JANUARY 31,
-----------------------------------------------------------------------------------------------------
2005 *                            .30%                         2010                               .30%
2006                              .30                          2011                               .22
2007                              .30                          2012                               .14
2008                              .30                          2013                               .07
2009                              .30
-----------------------------------------------------------------------------------------------------

* From the commencement of operations.
The Adviser has not agreed to reimburse Equity Premium Opportunity (JSN) for any portion of its fees and expenses beyond January 31, 2013.

For the first six years of Equity Premium Advantage's (JLA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                                    YEAR ENDING
MAY 31,                                                        MAY 31,
-----------------------------------------------------------------------------------------------------
2005 *                            .20%                         2009                               .20%
2006                              .20                          2010                               .20
2007                              .20                          2011                               .10
2008                              .20
-----------------------------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Advantage (JLA) for any portion of its fees and expenses beyond May 31, 2011.

Agreement and Plan of Merger

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger ("Merger Agreement") with an investor group majority-led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The investor group includes affiliates of Merrill Lynch, Wachovia, Citigroup, Deutsche Bank and Morgan Stanley. It is anticipated that Merrill Lynch and its affiliates will be indirect "affiliated persons" (as that term is defined in the Investment Company Act of 1940) of the Funds. One important implication of this is that the Funds will not be able to buy or sell securities to or from Merrill Lynch, but the portfolio management teams and Fund management do not expect that this will significantly impact the ability of the Funds to pursue their investment objectives and policies. Under the terms of the merger, each outstanding share of Nuveen Investments' common stock (other than dissenting shares) will be converted into the right to receive a specified amount of cash, without interest. The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining the approval of Nuveen Investments shareholders, obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement, and expiration of certain regulatory waiting periods. The obligations of Madison Dearborn Partners, LLC to consummate the merger are not conditioned on its obtaining financing.

The consummation of the merger will be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement between the Fund and the Adviser, and will result in the automatic termination of the Fund's agreement. Prior to the consummation of the merger, it is anticipated that the Board of Trustees of the Fund will consider a new investment management agreement with the Adviser. If approved by the Board, the new agreement would be presented to the Fund's shareholders for approval, and, if so approved by shareholders, would take effect upon consummation of the merger. There can be no assurance that the merger described above will be consummated as contemplated or that necessary shareholder approvals will be obtained.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management of the Funds has concluded that there are no significant uncertain tax positions that require recognition in the Funds' financial statements. Consequently, the adoption of FIN 48 had no impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

           Financial

           HIGHLIGHTS (Unaudited)
         Selected data for a share outstanding throughout each period:

                                                       Investment Operations
                                                  --------------------------------
                                                                       Net
                                      Beginning          Net     Realized/
                                      Net Asset   Investment    Unrealized
                                          Value    Income(a)   Gain (Loss)   Total
----------------------------------------------------------------------------------
EQUITY PREMIUM INCOME (JPZ)
----------------------------------------------------------------------------------
Year Ended 12/31:
2007(f)                                  $18.59         $.22   $       .70   $ .92
2006                                      18.48          .43          1.39    1.82
2005                                      19.28          .42           .48     .90
2004(b)                                   19.10          .12           .24     .36
EQUITY PREMIUM OPPORTUNITY (JSN)
----------------------------------------------------------------------------------
Year Ended 12/31:
2007(f)                                   18.36          .17           .98    1.15
2006                                      18.66          .32          1.16    1.48
2005(c)                                   19.10          .30           .78    1.08
EQUITY PREMIUM ADVANTAGE (JLA)
----------------------------------------------------------------------------------
Year Ended 12/31:
2007(f)                                   18.35          .12           .98    1.10
2006                                      18.84          .20          1.13    1.33
2005(d)                                   19.10          .10           .60     .70
EQUITY PREMIUM AND GROWTH (JPG)
----------------------------------------------------------------------------------
Year Ended 12/31:
2007(f)                                   19.60          .27           .92    1.19
2006                                      19.04          .46          1.72    2.18
2005(e)                                   19.10          .04          (.06)   (.02)
----------------------------------------------------------------------------------

                                                Less Distributions
                                     -----------------------------------------

                                            Net                   Tax                          Ending    Ending
                                     Investment   Capital   Return of            Offering   Net Asset    Market
                                         Income     Gains     Capital    Total      Costs       Value     Value
----------------------------------------------------------------------------------
EQUITY PREMIUM INCOME (JPZ)
----------------------------------------------------------------------------------
Year Ended 12/31:
2007(f)                                   $(.85)* $    --   $      --   $ (.85)       $--      $18.66   $ 18.27
2006                                       (.43)       --       (1.28)   (1.71)        --       18.59     19.22
2005                                       (.40)       --       (1.30)   (1.70)        --       18.48     17.38
2004(b)                                    (.15)       --          --**   (.15)      (.03)      19.28     20.25
EQUITY PREMIUM OPPORTUNITY (JSN)
----------------------------------------------------------------------------------
Year Ended 12/31:
2007(f)                                    (.89)*      --          --     (.89)        --       18.62     18.22
2006                                       (.32)       --       (1.46)   (1.78)        --       18.36     18.62
2005(c)                                    (.30)     (.15)      (1.05)   (1.50)      (.02)      18.66     17.39
EQUITY PREMIUM ADVANTAGE (JLA)
----------------------------------------------------------------------------------
Year Ended 12/31:
2007(f)                                    (.91)*      --          --     (.91)        --       18.54     18.51
2006                                       (.20)       --       (1.62)   (1.82)        --       18.35     19.20
2005(d)                                    (.10)     (.13)       (.69)    (.92)      (.04)      18.84     17.56
EQUITY PREMIUM AND GROWTH (JPG)
----------------------------------------------------------------------------------
Year Ended 12/31:
2007(f)                                    (.81)*      --          --     (.81)        --       19.98     19.10
2006                                       (.49)     (.14)       (.99)   (1.62)        --       19.60     19.38
2005(e)                                      --        --          --       --       (.04)      19.04     17.25
----------------------------------------------------------------------------------

* Represents distributions paid "From and in excess of net investment income" for the six months ended June 30, 2007.
**    Per share Tax Return of Capital rounds to less than $.01 per share.
***   Annualized.
**** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.
*****  After custodian fee credit and expense reimbursement, where applicable.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) For the period October 26, 2004 (commencement of operations) through December 31, 2004.
(c) For the period January 26, 2005 (commencement of operations) through December 31, 2005.
(d) For the period May 25, 2005 (commencement of operations) through December 31, 2005.
(e) For the period November 22, 2005 (commencement of operations) through December 31, 2005.
(f)   For the six months ended June 30, 2007.

                                                                  Ratios/Supplemental Data
                             --------------------------------------------------------------------------------------------------
                                          Ratios to Average Net Assets Before   Ratios to Average Net Assets After
         Total Returns                           Credit/Reimbursement                Credit/Reimbursement*****
     ---------------------                -----------------------------------   -----------------------------------
                     Based
         Based          on
            on         Net       Ending                                   Net                                   Net   Portfolio
        Market       Asset   Net Assets                            Investment                            Investment    Turnover
     Value****   Value****        (000)          Expenses              Income          Expenses              Income        Rate
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
          (.48)%     5.04%   $  721,740           .95%***            2.12%***           .64%***            2.42%***           4%
         21.30      10.22       715,680           .96                1.99               .66                2.30              23
         (6.12)      4.88       708,049           .96                1.93               .65                2.25              29
          1.96       1.68       723,894          1.07***             3.49***            .73***             3.82***            1
-------------------------------------------------------------------------------------------------------------------------------
          2.68       6.37     1,238,765           .94***             1.58***            .64***             1.89***            3
         17.86       8.28     1,214,721           .95                1.41               .65                1.72               8
         (5.90)      5.65     1,225,535           .95***             1.40***            .63***             1.72***           16
-------------------------------------------------------------------------------------------------------------------------------
          1.23       6.09       482,547           .98***             1.08***            .77***             1.28***            2
         20.52       7.35       474,781           .99                 .85               .78                1.06              26
         (7.87)      3.43       482,979          1.01***              .71***            .78***              .93***            9
-------------------------------------------------------------------------------------------------------------------------------
          2.74       6.16       330,427           .92***             2.76***            .92***             2.76***            5
         22.68      11.90       323,569           .96                2.34               .93                2.37              37
        (13.75)      (.31)      314,202          1.11***             2.08***           1.11***             2.08***           --
-------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Annual Investment

Management Agreement
          APPROVAL PROCESS

The Board Members are responsible for overseeing the performance of the investment adviser to the Funds and determining whether to continue the advisory arrangements. At the annual review meeting held on May 21, 2007 (the "May Meeting"), the Board Members of the Funds, including the Independent Board Members, unanimously approved the continuance of the Investment Management Agreement between each Fund (a "Fund") and Nuveen Asset Management ("NAM" or the "Adviser"), and the Sub-Advisory Agreements between NAM and Gateway Investment Advisers, L.P. ("Gateway" or the "Sub-Adviser"). NAM and the Sub-Adviser are each a "Fund Adviser."

The foregoing Investment Management Agreements with NAM and Sub-Advisory Agreements with the Sub-Adviser are hereafter referred to as "Original Investment Management Agreements" and "Original Sub-Advisory Agreements," respectively.

Subsequent to the May Meeting, Nuveen Investments, Inc. ("Nuveen"), the parent company of NAM, entered into a merger agreement providing for the acquisition of Nuveen by Windy City Investments, Inc., a corporation formed by investors led by Madison Dearborn Partners, LLC ("MDP"), a private equity investment firm (the "Transaction"). Each Original Investment Management Agreement and Original Sub-Advisory Agreement, as required by Section 15 of the Investment Company Act of 1940 (the "1940 Act") provides for its automatic termination in the event of its "assignment" (as defined in the 1940 Act). Any change in control of the adviser is deemed to be an assignment. The consummation of the Transaction will result in a change of control of NAM as well as its affiliated sub-advisers and therefore cause the automatic termination of each Original Investment Management Agreement and Original Sub-Advisory Agreement, as required by the 1940 Act. Accordingly, in anticipation of the Transaction, at a meeting held on July 31, 2007 (the "July Meeting"), the Board Members, including the Independent Board Members, unanimously approved new Investment Management Agreements (the "New Investment Management Agreements") with NAM on behalf of each Fund and new Sub-Advisory Agreements (the "New Sub-Advisory Agreements") between NAM and the Sub-Adviser on behalf of each Fund to take effect immediately after the Transaction or shareholder approval of the new advisory contracts, whichever is later. The 1940 Act also requires that each New Investment Management Agreement and New Sub-Advisory Agreement be approved by the respective Fund's shareholders in order for it to become effective. Accordingly, to ensure continuity of advisory services, the Board Members, including the Independent Board Members, unanimously approved Interim Investment Management Agreements and Interim Sub-Advisory Agreements to take effect upon the closing of the Transaction if shareholders have not yet approved the New Investment Management Agreements and New Sub-Advisory Agreements.

Subsequent to the May Meeting, the Board was also informed that Natixis Global Asset Management, L.P. ("Natixis GAM") will acquire, through its wholly-owned subsidiary, IXIS Anchor Acquisition, LLC (which will simultaneously change its name to Gateway Investment Advisers, LLC) ("New Gateway") substantially all of the assets and liabilities of Gateway (the "Gateway Transaction"). As noted above, each Original Sub-Advisory Agreement with Gateway, as required by Section 15 of the 1940 Act, will automatically terminate upon its "assignment" (as defined in the 1940 Act). Under the 1940 Act, a change in control of an investment company's sub-adviser is deemed to be an assignment. The Gateway Transaction will cause a change in control of Gateway and, accordingly, will be deemed to cause an assignment of each Original Sub-Advisory Agreement with Gateway. As a result, each Original Sub-Advisory Agreement between NAM and Gateway on behalf of the Funds will terminate upon the closing of the Gateway Transaction. Accordingly, in anticipation of the Gateway Transaction, the Board of each Fund, including the Independent Board Members, unanimously approved a new sub-advisory agreement between NAM and New Gateway on behalf of each Fund (each a "New Gateway Sub-Advisory Agreement").

Because the information provided and considerations made at the annual review continue to be relevant with respect to the evaluation of the New Investment Management Agreements and New Sub-Advisory Agreements, the Board considered the foregoing as part of its deliberations of the New Investment Management Agreements and New Sub-Advisory Agreements. Accordingly, as indicated, the discussions immediately below outline the materials and information presented to the Board in connection with the Board's prior annual review and the analysis undertaken and the conclusions reached by Board Members when determining to continue the Original Investment Management Agreements and Original Sub-Advisory Agreements. In addition, the approvals for the New Gateway Sub-Advisory Agreements are set forth below under Section IV.

I. APPROVAL OF THE ORIGINAL INVESTMENT MANAGEMENT AGREEMENTS & ORIGINAL SUB-ADVISORY AGREEMENTS

During the course of the year, the Board received a wide variety of materials relating to the services provided by the Fund Advisers and the performance of the Funds (as applicable). At each of its quarterly meetings, the Board reviewed investment performance (as applicable) and various matters relating to the operations of the Funds and other Nuveen funds, including the compliance program, shareholder services, valuation, custody, distribution and other information relating to the nature, extent and quality of services provided by the Fund Adviser. Between the regularly scheduled quarterly meetings, the Board Members received information on particular matters as the need arose.

In preparation for their considerations at the May Meeting, the Independent Board Members received extensive materials, well in advance of the meeting, which outlined or are related to, among other things:

- the nature, extent and quality of services provided by the Fund Adviser;

- the organization and business operations of the Fund Adviser, including the responsibilities of various departments and key personnel;

- each Fund's past performance as well as the Fund's performance compared to funds with similar investment objectives based on data and information provided by an independent third party and to recognized and/or customized benchmarks (as appropriate);

- the profitability of the Fund Adviser and certain industry profitability analyses for unaffiliated advisers;

- the expenses of the Fund Adviser in providing the various services;

- the advisory fees and total expense ratios of each Fund, including comparisons of such fees and expenses with those of comparable, unaffiliated funds based on information and data provided by an independent third party (the "Peer Universe") as well as compared to a subset of funds within the Peer Universe (the "Peer Group") of the respective Fund (as applicable);

- the advisory fees the Fund Adviser assesses to other types of investment products or clients;

- the soft dollar practices of the Fund Adviser, if any; and

- from independent legal counsel, a legal memorandum describing among other things, applicable laws, regulations and duties in reviewing and approving advisory contracts.

At the May Meeting, NAM made a presentation to, and responded to questions from, the Board. At the May Meeting, the Independent Board Members met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and considering the renewal of the advisory contracts (which include the sub-advisory contracts). The Independent Board Members, in consultation with independent counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission ("SEC") directives relating to the renewal of advisory contracts. As outlined in more detail below, the Board Members considered all factors they believed relevant with respect to each Fund, including, but not limited to, the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund and the Fund Adviser (as applicable); (c) the costs of the services to be provided and profits to be realized by the Fund Adviser and its affiliates; (d) the extent to which economies of scale would be realized; and (e) whether fee levels reflect those economies of scale for the benefit of the Fund's investors. In addition, as noted, the Board Members met regularly throughout the year to oversee the Funds. In evaluating the advisory contracts, the Board Members also relied upon their knowledge of the respective Fund Adviser, its services and the Funds resulting from their meetings and other

Annual Investment
Management Agreement
             APPROVAL PROCESS (continued)

interactions throughout the year. It is with this background that the Board Members considered each advisory contract.

A. NATURE, EXTENT & QUALITY OF SERVICES

In considering the renewal of the Original Investment Management Agreements and Original Sub-Advisory Agreements, the Board Members considered the nature, extent and quality of the respective Fund Adviser's services. The Board Members reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the Fund Adviser or its affiliates provide or are expected to provide to the Funds; the performance record of the Fund (as described in further detail below); and at the annual review, any initiatives Nuveen had taken for the applicable fund product line. As noted, at the annual review, the Board Members were already familiar with the organization, operations and personnel of each respective Fund Adviser due to the Board Members' experience in governing the respective Funds and working with such Fund Advisers on matters relating to the Funds. At the May Meeting, the Board Members also recognized NAM's investment in additional qualified personnel throughout the various groups in the organization and recommended to NAM that it continue to review staffing needs as necessary. The Board Members recognized NAM's investment of resources and efforts to continue to enhance and refine its investment processes.

With respect to the Sub-Adviser, the Board Members also received and reviewed an evaluation of the Sub-Adviser from NAM at the annual review. Such evaluation outlined, among other things, the Sub-Adviser's organizational history, client base, product mix, investment team and any changes thereto, investment process and any changes to its investment strategy, and the Funds' investment objectives and performance (as applicable). At the May Meeting, the Board Members noted that NAM recommended the renewal of the applicable Original Sub-Advisory Agreements and considered the basis for such recommendations and any qualifications in connection therewith. In its review of the Sub-Adviser, the Board Members also considered, among other things, the experience of the investment personnel, the quality of the Sub-Adviser's investment processes in making portfolio management decisions and any additional refinements and improvements adopted to the portfolio management processes and Fund performance. During the last year, the Board Members noted that they visited several sub-advisers meeting their key investment and business personnel. In this regard, the Board Members visited Gateway in October, 2006. The Board Members noted the Sub-Adviser's experienced investment team.

In addition to advisory services, the Independent Board Members considered the quality of administrative and non-advisory services provided by NAM and noted that NAM and its affiliates provide the Funds with a wide variety of services and officers and other personnel as are necessary for the operations of the Funds, including:

- product management;

- fund administration;

- oversight by shareholder services and other fund service providers;

- administration of Board relations;

- regulatory and portfolio compliance; and

- legal support.

As the Funds operate in a highly regulated industry and given the importance of compliance, the Board Members considered, in particular, NAM's compliance activities for the Funds and enhancements thereto. In this regard, the Board Members recognized the quality of NAM's compliance team. The Board Members also considered NAM's ability and procedures to monitor the Sub-Adviser's performance, business practices and compliance policies and procedures. The Board Members further noted NAM's negotiations with other service providers and the corresponding reduction in certain service providers' fees at the May Meeting.

In addition to the foregoing services, the Board Members also noted the additional services that NAM or its affiliates provide to Nuveen's closed-end funds, including, in particular, its secondary market support activities. The Board Members recognized Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include:

- maintaining shareholder communications;

- providing advertising for the Nuveen closed-end funds;

- maintaining its closed-end fund website;

- maintaining continual contact with financial advisers;

- providing educational symposia;

- conducting research with investors and financial analysis regarding closed-end funds; and

- evaluating secondary market performance.

With respect to the Nuveen closed-end funds that utilize leverage through the issuance of preferred shares ("Preferred Shares"), the Board Members noted Nuveen's continued support for the holders of Preferred Shares by, among other things:

- maintaining an in-house trading desk;

- maintaining a product manager for the Preferred Shares;

- developing distribution for Preferred Shares with new market participants;

- maintaining an orderly auction process;

- managing leverage and risk management of leverage; and

- maintaining systems necessary to test compliance with rating agency criteria.

With respect to the Sub-Adviser, the Board Members noted that the sub-advisory agreements were essentially agreements for portfolio management services only and the Sub-Adviser was not expected to supply other significant administrative services to the Funds.

Based on their review, the Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Funds under the respective Original Investment Management Agreement or Original Sub-Advisory Agreement, as applicable, were satisfactory.

B. THE INVESTMENT PERFORMANCE OF THE FUNDS & FUND ADVISERS

At the May Meeting, the Board considered the investment performance for each Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives (the "Performance Peer Group") based on data provided by an independent third party (as described below). The Board Members also reviewed the respective Fund's historic performance compared to recognized and/or customized benchmarks (as applicable).

In evaluating the performance information during the annual review at the May Meeting, in certain instances, the Board Members noted that the closest Performance Peer Group for a fund may not adequately reflect such fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such fund's performance with that of the Performance Peer Group. These Performance Peer Groups include those for the Funds as well as for: the Nuveen Diversified Dividend and Income Fund; the Nuveen Multi-Strategy Income and Growth Fund; the Nuveen Multi-Strategy Income and Growth Fund 2; the Nuveen Tax-Advantaged Floating Rate Fund; and the Nuveen Real Estate Income Fund.

The Board Members reviewed performance information including, among other things, total return information compared with the respective Fund's Performance Peer Group as well as recognized and/or customized benchmarks (as appropriate) for the one-, three- and five-year periods (as applicable) ending December 31, 2006. This information supplemented the performance information provided to the Board at each of its quarterly meetings. Based on their review at the May Meeting, the Board Members determined that the respective Fund's investment performance over time had been satisfactory.

Annual Investment
Management Agreement
             APPROVAL PROCESS (continued)

C. FEES, EXPENSES & PROFITABILITY
   1. Fees & Expenses

   During the annual review, the Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund's advisory fees (net and gross management fees) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as comparisons to the gross management fees (before waivers), net management fees (after waivers) and total expense ratios (before and after waivers) of comparable funds in the Peer Universe and the Peer Group. In reviewing the fee schedule for a Fund, the Board Members considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen. The Board Members further reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In certain cases, due to the small number of peers in the Peer Universe, the Peer Universe and Peer Group had significant overlap or even consisted entirely of the same unaffiliated funds. In reviewing the comparisons of fee and expense information, the Board Members recognized that in certain cases, the size of a fund relative to peers, the small size and odd composition of the Peer Group (including differences in objectives and strategies), expense anomalies, timing of information used or other factors impacting the comparisons thereby limited some of the usefulness of the comparative data. The Board Members also considered the differences in the use of leverage. The Board Members also noted the limited Peer Groups available for the Nuveen funds with multi-sleeves of investments (e.g., the Nuveen Diversified Dividend and Income Fund, the Nuveen Multi-Strategy Income and Growth Fund, the Nuveen Multi-Strategy Income and Growth Fund 2 and the Nuveen Tax-Advantaged Total Return Strategy Fund). Based on their review of the fee and expense information provided, the Board Members determined that each Fund's net total expense ratio was within an acceptable range compared to peers.

   2. Comparisons with the Fees of Other Clients

   At the annual review, the Board Members further reviewed data comparing the advisory fees of NAM with fees NAM charges to other clients. Such clients include NAM's separately managed accounts and funds that are not offered by Nuveen but are sub-advised by one of Nuveen's investment management teams. In general, the advisory fees charged for separate accounts are somewhat lower than the advisory fees assessed to the Funds. The Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. As described in further detail above, such additional services include, but are not limited to: product management, fund administration, oversight of third party service providers, administration of Board relations, and legal support. The Board Members noted that the Funds operate in a highly regulated industry requiring extensive compliance functions compared to other investment products. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Board Members believe such facts justify the different levels of fees.

   With respect to the Sub-Adviser, in considering the fees of the Sub-Adviser, the Board Members also considered the pricing schedule or fees that the Sub-Adviser charges for similar investment management services for other fund sponsors or clients, as applicable. With respect to sub-advisers unaffiliated with Nuveen, such as the Sub-Adviser, the Board Members noted that such fees were the result of arm's-length negotiations.

   3. Profitability of Fund Advisers

   In conjunction with its review of fees, the Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers) and its financial condition. At the annual review, the Board Members reviewed the revenues and expenses of Nuveen's advisory activities for the last three years, the allocation methodology used in preparing the profitability data as well as the 2006

   Annual Report for Nuveen. The Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Board Members noted the enhanced dialogue and information regarding profitability with NAM during the year, including more frequent meetings and updates from Nuveen's corporate finance group. The Board Members considered Nuveen's profitability compared with other fund sponsors prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profit margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen.

   In reviewing profitability, the Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser's particular business mix, capital costs, types of funds managed and expense allocations.

Notwithstanding the foregoing, the Board Members reviewed Nuveen's methodology at the annual review and assumptions for allocating expenses across product lines to determine profitability. Last year, the Board Members also designated an Independent Board Member as a point person for the Board to review the methodology determinations during the year and any refinements thereto, which relevant information produced from such process was reported to the full Board. In reviewing profitability, the Board Members recognized Nuveen's increased investment in its fund business. Based on its review, the Board Members concluded that Nuveen's level of profitability for its advisory activities was reasonable in light of the services provided. With respect to sub-advisers unaffiliated with Nuveen, such as the Sub-Adviser, the Board Members also considered the Sub-Adviser's revenues from serving as Sub-Adviser to the Funds, expenses (including the basis for allocating expenses) and profitability margins (pre- and post-tax). Based on their review, the Board Members were satisfied that the respective Fund Adviser's level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangement of each Fund, the Board Members determined that the advisory fees and expenses of the Funds were reasonable.

D. ECONOMIES OF SCALE & WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

With respect to economies of scale, the Board Members recognized the potential benefits resulting from the costs of a Fund being spread over a larger asset base. To help ensure the shareholders share in these benefits, the Board Members reviewed and considered the breakpoints in the advisory fee schedules that reduce advisory fees. In addition to advisory fee breakpoints, the Board also approved a complex-wide fee arrangement in 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Board Members noted that the last complex-wide asset level breakpoint for the complex-wide fee schedule was at $91 billion and that the Board Members anticipated further review and/or negotiations prior to the assets of the Nuveen complex reaching such threshold. Based on their review, the Board Members concluded that the breakpoint schedule and complex-wide fee arrangement were acceptable and desirable in providing benefits from economies of scale to shareholders, subject to further evaluation of the complex-wide fee schedule as assets in the complex increase. See Section II, Paragraph D -- "Approval of the New Investment Management Agreements and New Sub-Advisory Agreements -- Economies of Scale and Whether Fee Levels Reflect These Economies of Scale" for information regarding subsequent modifications to the complex-wide fee.

Annual Investment
Management Agreement
             APPROVAL PROCESS (continued)

E. INDIRECT BENEFITS

In evaluating fees, the Board Members also considered any indirect benefits or profits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Board Members considered the revenues received by affiliates of NAM for serving as agent at Nuveen's preferred trading desk and for serving as a co-manager in the initial public offering of new closed-end exchange traded funds.

In addition to the above, the Board Members considered whether the Fund Adviser received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. With respect to NAM, the Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating "commissions," NAM intends to comply with the applicable safe harbor provisions.

With respect to the Sub-Adviser, the Board considered that while the Sub-Adviser may select brokers that provide it with research services, it is the Sub-Adviser's current practice not to receive soft dollar credits in connection with trades executed for the Funds it advises but it may seek to do so in the future.

Based on their review, the Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. OTHER CONSIDERATIONS

The Board Members did not identify any single factor discussed previously as all-important or controlling in their considerations to continue an advisory contract. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Original Investment Management and Original Sub-Advisory Agreements are fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services provided to each Fund and that the Original Investment Management Agreements and the Original Sub-Advisory Agreements be renewed.

II. APPROVAL OF THE NEW INVESTMENT MANAGEMENT AGREEMENTS AND NEW SUB-ADVISORY AGREEMENTS

Following the May Meeting, the Board Members were advised of the potential Transaction. As noted above, the completion of the Transaction would terminate each of the Original Investment Management Agreements and Original Sub-Advisory Agreements. Accordingly, at the July Meeting, the Board of each Fund, including the Independent Board Members, unanimously approved the New Investment Management Agreements and New Sub-Advisory Agreements on behalf of the respective Funds. Leading up to the July Meeting, the Board Members had several meetings and deliberations with and without Nuveen management present, and with the advice of legal counsel, regarding the proposed Transaction as outlined below.

On June 8, 2007, the Board Members held a special telephonic meeting to discuss the proposed Transaction. At that meeting, the Board Members established a special ad hoc committee comprised solely of Independent Board Members to focus on the Transaction and to keep the Independent Board Members updated with developments regarding the Transaction. On June 15, 2007, the ad hoc committee discussed with representatives of NAM the Transaction and modifications to the complex-wide fee schedule that would generate additional fee savings at specified levels of complex-wide asset growth. Following the foregoing meetings and several subsequent telephonic conferences among Independent Board Members and independent counsel, and between Independent Board Members and representatives of Nuveen, the Board met on June 18, 2007 to further discuss the proposed Transaction. Immediately prior to and then again during the June 18, 2007 meeting, the Independent Board Members met privately with their independent legal counsel. At that meeting, the Board met with representatives of MDP, of Goldman Sachs, Nuveen's financial adviser in the Transaction, and of the Nuveen Board to discuss, among other things, the history and structure of MDP, the terms of the proposed Transaction (including the financing terms), and MDP's general plans and intentions with respect to Nuveen (including with respect to management, employees, and future growth prospects). On July 9, 2007, the Board also met to be updated on the Transaction as part of a special telephonic Board meeting. The Board Members were further updated at a special in-person Board meeting held on July 19, 2007 (one Independent Board Member participated telephonically). Subsequently, on July 27, 2007, the ad hoc committee held a telephonic conference with representatives of Nuveen and MDP to further discuss, among other things, the Transaction, the financing of the Transaction, retention and incentive plans for key employees, the effect of regulatory restrictions on transactions with affiliates after the Transaction, and current volatile market conditions and their impact on the Transaction.

In connection with their review of the New Investment Management Agreements and New Sub-Advisory Agreements, the Independent Board Members, through their independent legal counsel, also requested in writing and received additional information regarding the proposed Transaction and its impact on the provision of services by NAM and its affiliates.

The Independent Board Members received, well in advance of the July Meeting, materials which outlined, among other things:

- the structure and terms of the Transaction, including MDP's co-investor entities and their expected ownership interests, and the financing arrangements that will exist for Nuveen following the closing of the Transaction;

- the strategic plan for Nuveen following the Transaction;

- the governance structure for Nuveen following the Transaction;

- any anticipated changes in the operations of the Nuveen funds following the Transaction, including changes to NAM's and Nuveen's day-to-day management, infrastructure and ability to provide advisory, distribution or other applicable services to the Funds;

- any changes to senior management or key personnel who work on Fund related matters (including portfolio management, investment oversight, and legal/compliance) and any retention or incentive arrangements for such persons;

- any anticipated effect on each Fund's expense ratio (including advisory fees) following the Transaction;

- any benefits or undue burdens imposed on the Funds as a result of the Transaction;

- any legal issues for the Funds as a result of the Transaction;

- the nature, quality and extent of services expected to be provided to the Funds following the Transaction, changes to any existing services and policies affecting the Funds, and cost-cutting efforts, if any, that may impact such services or policies;

- any conflicts of interest that may arise for Nuveen or MDP with respect to the Funds;

- the costs associated with obtaining necessary shareholder approvals and who would bear those costs; and

- from legal counsel, a memorandum describing the applicable laws, regulations and duties in approving advisory contracts, including, in particular, with respect to a change of control.

Immediately preceding the July Meeting, representatives of MDP met with the Board to further respond to questions regarding the Transaction. After the meeting with MDP, the Independent Board Members met with independent legal counsel in executive session. At the July Meeting, Nuveen also made a presentation and responded to questions. Following the presentations and discussions of the materials presented to the Board, the Independent Board Members met again in executive session with their counsel. As outlined in more detail below, the Independent Board Members considered all factors they believed relevant with respect to each Fund, including the impact that the Transaction could be expected to have on the following: (a) the nature, extent and quality of services to be provided; (b) the investment performance of the Funds; (c) the costs of the services and profits to be realized by Nuveen and its affiliates;
(d) the extent to which economies of scale would be realized; and (e) whether fee levels reflect those economies of scale for the benefit of investors. As noted above, during the past year, the Board Members had completed their annual review of the respective Original Investment Management Agreements and Original Sub-Advisory Agreements and many of the factors considered at such reviews were applicable to their

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Annual Investment
Management Agreement
             APPROVAL PROCESS (continued)

evaluation of the New Investment Management Agreements and New Sub-Advisory Agreements. Accordingly, in evaluating such agreements, the Board Members relied upon their knowledge and experience with the Fund Advisers and considered the information received and their evaluations and conclusions drawn at the reviews. While the Board reviewed many Nuveen funds at the July Meeting, the Independent Board Members evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

A. NATURE, EXTENT & QUALITY OF SERVICES

In evaluating the nature, quality and extent of the services expected to be provided by the Fund Adviser under the applicable New Investment Management Agreement or New Sub-Advisory Agreement, the Independent Board Members considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of NAM and the Sub-Adviser (if applicable); the potential implications of regulatory restrictions on the Funds following the Transaction; the ability of NAM and its affiliates to perform their duties after the Transaction; and any anticipated changes to the current investment and other practices of the Funds.

The Board noted that the terms of each New Investment Management Agreement, including the fees payable thereunder, are substantially identical to those of the Original Investment Management Agreement relating to the same Fund (with both reflecting reductions to fee levels in the complex-wide fee schedule for complex-wide assets in excess of $80 billion that have an effective date of August 20, 2007). Similarly, the terms of each New Sub-Advisory Agreement, including fees payable thereunder, are substantially identical to those of the Original Sub-Advisory Agreement relating to the same Fund. The Board considered that the services to be provided and the standard of care under the New Investment Advisory Agreements and the New Sub-Advisory Agreements are the same as the corresponding original agreements. The Board Members noted the Transaction does not alter the allocation of responsibilities between the Adviser and Sub-Adviser. The Sub-Adviser will continue to furnish an investment program in respect of, make investment decisions for and place all orders for the purchase and sale of securities for the portion of each Fund's investment portfolio allocated by the Adviser to the Sub-Adviser, all on behalf of the applicable Fund and subject to oversight of the Board and the Adviser. The Board Members further noted that key personnel of the Adviser or Sub-Adviser who have responsibility for the Funds in each area, including portfolio management, investment oversight, fund management, fund operations, product management, legal/compliance and board support functions, are expected to be the same following the Transaction. The Board Members considered and are familiar with the qualifications, skills and experience of such personnel. The Board also considered certain information regarding any anticipated retention or incentive plans designed to retain key personnel. Further, the Board Members noted that no changes to Nuveen's infrastructure (including at the affiliated sub-adviser level) or operations as a result of the Transaction were anticipated other than potential enhancements as a result of an expected increase in the level of investment in such infrastructure and personnel. The Board noted MDP's representations that it does not plan to have a direct role in the management of Nuveen, appointing new management personnel, or directly impacting individual staffing decisions. The Board Members also noted that there were not any planned "cost cutting" measures that could be expected to reduce the nature, extent or quality of services. After consideration of the foregoing, the Board Members concluded that no diminution in the nature, quality and extent of services provided to the Funds and their shareholders by the respective Fund Advisers is expected.

In addition to the above, the Board Members considered potential changes in the operations of each Fund. In this regard, the Board Members considered the potential effect of regulatory restrictions on the Funds' transactions with future affiliated persons. During their deliberations, it was noted that, after the Transaction, a subsidiary of Merrill Lynch is expected to have an ownership interest in Nuveen at a level that will make Merrill Lynch an affiliated person of Nuveen. The Board Members recognized that applicable law would generally prohibit the Funds from engaging in securities transactions with Merrill Lynch as principal, and would also impose restrictions on using Merrill Lynch for agency transactions. They recognized that having MDP and Merrill Lynch as affiliates may restrict the Nuveen funds' ability to invest in securities of issuers controlled by MDP or issued by Merrill Lynch and its affiliates even if not bought directly from MDP or Merrill Lynch as principal. They also recognized that various regulations may require the Nuveen funds to apply investment limitations on a combined basis with affiliates of Merrill Lynch. The Board Members considered information provided by NAM regarding the potential impact on the Nuveen funds' operations as a result of these regulatory restrictions. The Board Members considered, in particular, the Nuveen funds that may be impacted most by the restricted access to Merrill Lynch, including: municipal funds (particularly certain state-specific funds), senior loan funds, taxable fixed income funds, preferred security funds and funds that heavily use derivatives. The Board Members considered such funds' historic use of Merrill Lynch as principal in their transactions and information provided by NAM regarding the expected impact resulting from Merrill Lynch's affiliation with Nuveen and available measures that could be taken to minimize such impact. NAM informed the Board Members that, although difficult to determine with certainty, its management did not believe that MDP's or Merrill Lynch's status as an affiliate of Nuveen would have a material adverse effect on any Nuveen fund's ability to pursue its investment objectives and policies.

In addition to the regulatory restrictions considered by the Board, the Board Members also considered potential conflicts of interest that could arise between the Nuveen funds and various parties to the Transaction and discussed possible ways of addressing such conflicts.

Based on its review along with its considerations regarding services at the annual review, the Board concluded that the Transaction was not expected to adversely affect the nature, quality or extent of services provided by the respective Fund Adviser and that the expected nature, quality and extent of such services supported approval of the New Investment Management Agreements and New Sub-Advisory Agreements.

B. PERFORMANCE OF THE FUNDS

With respect to the performance of the Funds, the Board considered that the portfolio management personnel responsible for the management of the Funds' portfolios were expected to continue to manage the portfolios following the completion of the Transaction.

In addition, the Board Members recently reviewed Fund performance at the May Meeting, as described above, and determined such Funds' performance was satisfactory or better. The Board Members further noted that the investment policies and strategies were not expected to change as a result of the Transaction.

In light of the foregoing factors, along with the prior findings regarding performance at the annual review, the Board concluded that its findings with respect to performance supported approval of the New Investment Management Agreements and New Sub-Advisory Agreements.

C. FEES, EXPENSES & PROFITABILITY

As described in more detail above, during the annual review, the Board Members considered, among other things, the management fees and expenses of the Funds, the breakpoint schedules, and comparisons of such fees and expenses with peers. At the annual review, the Board Members determined that the respective Fund's advisory fees and expenses were reasonable. In evaluating the profitability of the Fund Adviser under the New Investment Management Agreements and New Sub-Advisory Agreements, the Board Members considered their conclusions at their prior reviews and whether the management fees or other expenses would change as a result of the Transaction. As described above, the investment management fee for NAM is composed of two components -- a fund-level component and complex-wide level component. The fee schedule under the New Investment Management Agreements to be paid to NAM is identical to that under the Original Investment Management Agreements, including the modified complex-wide fee schedule. As noted above, the Board recently approved a modified complex-wide fee schedule that would generate additional fee savings on complex-wide assets above $80 billion. The modifications have an effective date of August 20, 2007 and are part of the Original Investment Management Agreements. Accordingly, the terms of the complex-wide component under the New Investment Management Agreements are the same as under the Original Investment Management Agreements. The Board Members also noted that Nuveen has committed for a period of two years from the date of closing of the

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Annual Investment
Management Agreement
             APPROVAL PROCESS (continued)

Transaction that it will not increase gross management fees for any Nuveen fund and will not reduce voluntary expense reimbursement levels for any Nuveen fund from their currently scheduled prospective levels. Based on the information provided, the Board Members did not expect that overall Fund expenses would increase as a result of the Transaction.

In addition, the Board Members considered that additional fund launches were anticipated after the Transaction which would result in an increase in total assets under management in the complex and a corresponding decrease in overall management fees under the complex-wide fee schedule. Taking into consideration the Board's prior evaluation of fees and expenses at the annual renewal, and the modification to the complex-wide fee schedule, the Board determined that the management fees and expenses were reasonable.

While it is difficult to predict with any degree of certainty the impact of the Transaction on Nuveen's profitability for its advisory activities (which includes its affiliated sub-advisers), at the recent annual review, the Board Members were satisfied that Nuveen's level of profitability for its advisory activities was reasonable. During the year, the Board Members had noted the enhanced dialogue regarding profitability and the appointment of an Independent Board Member as a point person to review methodology determinations and refinements in calculating profitability. Given their considerations at the annual review and the modifications to the complex-wide fee schedule, the Board Members were satisfied that Nuveen's level of profitability for its advisory activities continues to be reasonable.

With respect to the Sub-Adviser, the fees paid under the New Sub-Advisory Agreements are the same as the Original Sub-Advisory Agreements. With respect to sub-advisers unaffiliated with Nuveen, such as the Sub-Adviser, the Board Members considered the Sub-Adviser's revenues from serving as Sub-Adviser to the Funds, expenses (including the basis for allocating expenses) and profitability margins (pre- and post-tax) at the annual review. The Transaction is not anticipated to affect the profitability of the Sub-Adviser. At the annual review, the Board Members were satisfied that the respective Fund Adviser's level of profitability was reasonable in light of the services provided. Taking into account the Board's prior evaluation and the fact that sub-advisory fees will not change, the Board Members were satisfied that the respective Fund Advisers' levels of profitability were reasonable in light of the services provided.

D. ECONOMIES OF SCALE & WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

The Board Members have been cognizant of economies of scale and the potential benefits resulting from the costs of a Fund being spread over a larger asset base. To help ensure that shareholders share in the benefits derived from economies of scale, the Board adopted the complex-wide fee arrangement in 2004. At the May Meeting, the Board Members reviewed the complex-wide fee arrangements and noted that additional negotiations may be necessary or appropriate as the assets in the complex approached the $91 billion threshold. In light of this assessment coupled with the upcoming Transaction, at the June 15, 2007 meeting, the ad hoc committee met with representatives of Nuveen to further discuss modifications to the complex-wide fee schedule that would generate additional savings for shareholders as the assets of the complex grow. The proposed terms for the complex-wide fee schedule are expressed in terms of targeted cumulative savings at specified levels of complex-wide assets, rather than in terms of targeted marginal complex-wide fee rates. Under the modified schedule, the schedule would generate additional fee savings beginning at complex-wide assets of $80 billion in order to achieve targeted cumulative annual savings at $91 billion of $28 million on a complex-wide level (approximately $0.6 million higher than those generated under the then current schedule) and generate additional fee savings for asset growth above complex-wide assets of $91 billion in order to achieve targeted annual savings at $125 billion of assets of approximately $50 million on a complex-wide level (approximately $2.2 million higher annually than that generated under the then current schedule). At the July Meeting, the Board approved the modified complex-wide fee schedule for the Original Investment Management Agreements and these same terms will apply to the New Investment Management Agreements. Accordingly, the Board Members believe that the breakpoint schedules and revised complex-wide fee schedule are appropriate and desirable in ensuring that shareholders participate in the benefits derived from economies of scale.

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

E. INDIRECT BENEFITS

During their recent annual review, the Board Members considered any indirect benefits that the Fund Adviser may receive as a result of its relationship with the Funds, as described above. As the policies and operations of the Fund Advisers are not anticipated to change significantly after the Transaction, such indirect benefits should remain after the Transaction. The Board Members further considered any additional indirect benefits to be received by the Fund Adviser or its affiliates after the Transaction. The Board Members noted that other than benefits from its ownership interest in Nuveen and indirect benefits from fee revenues paid by the Funds under the management agreements and other Board-approved relationships, it was currently not expected that MDP or its affiliates would derive any benefit from the Funds as a result of the Transaction or transact any business with or on behalf of the Funds (other than perhaps potential Fund acquisitions, in secondary market transactions, of securities issued by MDP portfolio companies); or that Merrill Lynch or its affiliates would derive any benefits from the Funds as a result of the Transaction (noting that, indeed, Merrill Lynch would stand to experience the discontinuation of principal transaction activity with the Nuveen funds and likely would experience a noticeable reduction in the volume of agency transactions with the Nuveen funds).

F. OTHER CONSIDERATIONS

In addition to the factors above, the Board Members also considered the following with respect to the Funds:

- Nuveen would rely on the provisions of Section 15(f) of the 1940 Act. Section 15(f) provides, in substance, that when a sale of a controlling interest in an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the sale so long as (i) during the three-year period following the consummation of a transaction, at least 75% of the investment company's board of directors must not be "interested persons" (as defined in the 1940 Act) of the investment adviser or predecessor adviser and (ii) an "unfair burden" (as defined in the 1940 Act, including any interpretations or no-action letters of the SEC) must not be imposed on the investment company as a result of the transaction relating to the sale of such interest, or any express or implied terms, conditions or understanding applicable thereto. In this regard, to help ensure that an unfair burden is not imposed on the Nuveen funds, Nuveen has committed for a period of two years from the date of the closing of the Transaction (i) not to increase gross management fees for any Nuveen fund; (ii) not to reduce voluntary expense reimbursement levels for any Nuveen fund from their currently scheduled prospective levels during that period; (iii) that no Nuveen fund whose portfolio is managed by a Nuveen affiliate shall use Merrill Lynch as a broker with respect to portfolio transactions done on an agency basis, except as may be approved in the future by the Compliance Committee of the Board; and (iv) that each adviser/portfolio team affiliated with Nuveen shall not cause the Funds (or sleeves thereof) and other Nuveen funds that the team manages, as a whole, to enter into portfolio transactions with or through the other minority owners of Nuveen, on either a principal or an agency basis, to a significantly greater extent than both what one would expect an investment team to use such firm in the normal course of business, and what such team has historically done, without prior Board or Compliance Committee approval (excluding the impact of proportionally increasing the use of such other "minority owners" to fill the void necessitated by not being able to use Merrill Lynch).

- The Funds would not incur any costs in seeking the necessary shareholder approvals for the New Investment Management Agreements or New Sub-Advisory Agreements (except for any costs attributed to seeking shareholder approvals of Fund specific matters unrelated to the Transaction, such as approval of Board Members or changes to investment policies, in which case a portion of such costs will be borne by the applicable Funds).

- The reputation, financial strength and resources of MDP.

- The long-term investment philosophy of MDP and anticipated plans to grow Nuveen's business to the benefit of the Nuveen funds.

- The benefits to the Nuveen funds as a result of the Transaction including: (i) as a private company, Nuveen may have more flexibility in making additional investments in its business; (ii) as a private company, Nuveen may be better able to structure compensation packages to attract and retain talented personnel; (iii) as certain of Nuveen's distribution partners are expected to be equity or debt investors in Nuveen, Nuveen may be able to take advantage of new or enhanced distribution arrangements with such partners; and (iv) MDP's experience,

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Annual Investment
Management Agreement
             APPROVAL PROCESS (continued)

  capabilities and resources that may help Nuveen identify and acquire investment teams or firms and finance such acquisitions.

- The historic premium and discount levels at which the shares of the Nuveen funds have traded at specified dates with particular focus on the premiums and discounts after the announcement of the Transaction, taking into consideration recent volatile market conditions and steps or initiatives considered or undertaken by NAM to address discount levels.

G. CONCLUSION

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the New Investment Management Agreements and New Sub-Advisory Agreements are fair and reasonable, that the fees therein are reasonable in light of the services to be provided to each Fund and that the New Investment Management Agreements and New Sub-Advisory Agreements should be approved and recommended to shareholders.

III. APPROVAL OF INTERIM CONTRACTS

As noted above, at the July Meeting, the Board Members, including the Independent Board Members, unanimously approved the Interim Investment Management Agreements and Interim Sub-Advisory Agreements. If necessary to assure continuity of advisory services, the Interim Investment Management Agreements and Interim Sub-Advisory Agreements will take effect upon the closing of the Transaction if shareholders have not yet approved the New Investment Management Agreements and New Sub-Advisory Agreements. The terms of each Interim Investment Management Agreement and Interim Sub-Advisory Agreement are substantially identical to those of the corresponding Original Investment Management Agreement and New Investment Management Agreement and the Original Sub-Advisory Agreement and New Sub-Advisory Agreement, respectively, except for certain term and escrow provisions. In light of the foregoing, the Board Members, including the Independent Board Members, unanimously determined that the scope and quality of services to be provided to the Funds under the respective Interim Investment Management Agreement and Interim Sub-Advisory Agreement are at least equivalent to the scope and quality of services provided under the applicable Original Investment Management Agreement and Original Sub-Advisory Agreement.

IV. APPROVAL OF THE NEW GATEWAY SUB-ADVISORY AGREEMENTS ON BEHALF OF THE FUNDS

Following the May Meeting, the Board Members were advised of the potential Gateway Transaction. As noted above, the completion of the Gateway Transaction would terminate the Original Sub-Advisory Agreement with Gateway and NAM on behalf of each Fund. Accordingly, at the July Meeting, the Board of each Fund, including the Independent Board Members, unanimously approved the New Gateway Sub-Advisory Agreement on behalf of each Fund.

In connection with their review of the New Gateway Sub-Advisory Agreements, the Independent Board Members, through their independent legal counsel, requested in writing and received information regarding the proposed Gateway Transaction and its impact on the provision of services by Gateway to the Funds.

The Independent Board Members received, well in advance of the July Meeting, materials provided by Gateway and Nuveen which outlined, among other things:

- the structure and terms of the Gateway Transaction, including the ownership structure of Natixis GAM following the closing of the Gateway Transaction and the financing arrangements that will exist for New Gateway following the Gateway Transaction;

- the strategic plan for New Gateway following the Gateway Transaction;

- background information regarding Natixis GAM, including its or its affiliates experience providing advisory and/or sub-advisory services to registered investment companies, financial condition, and regulatory or litigation history;

- any anticipated changes in the operations of Gateway following the Gateway Transaction, including changes to Gateway's day-to-day management and infrastructure that are relevant to the services provided to the Funds, the ability to provide sub-advisory services to the Funds and to interact with NAM, as Adviser to the Funds;

- any changes or additions to senior management or the key personnel of Gateway who work on Fund-related matters (including anticipated changes to portfolio management and compliance personnel); any retention or incentive arrangements for such persons; and, if new personnel are assigned to the Funds, their experience and background;

- any anticipated effect on each Fund's expense ratio (including changes to sub-advisory fees) following the Gateway Transaction;

- any benefits or undue burdens imposed on the Funds as a result of the Gateway Transaction;

- the nature, quality and extent of the sub-advisory services expected to be provided to the Funds following the Gateway Transaction, changes to any existing sub-advisory services and policies affecting the Funds, and any cost-cutting efforts, if any, that may impact such services or policies;

- whether the Gateway Transaction will result in an increase in assets to be managed by the Funds' portfolio managers;

- any conflicts of interest that may arise for Gateway or that Natixis GAM or its affiliates may have with respect to the Funds;

- the costs associated with obtaining necessary shareholder approvals, and who would bear those costs; and

- from legal counsel, a memorandum describing the applicable laws, regulations and duties in approving advisory contracts, including, in particular, with respect to a change of control.

At the July Meeting, representatives of Nuveen made a presentation and responded to questions. Following the presentations and discussions of the materials presented to the Board, the Independent Board Members met in executive session with their counsel. As outlined in more detail below, the Independent Board Members considered all factors they believed relevant with respect to each Fund, including the impact that the Gateway Transaction could be expected to have on the following: (a) the nature, extent and quality of services to be provided;
(b) the investment performance of the Funds; (c) the costs of the services and profits to be realized by Gateway; (d) the extent to which economies of scale would be realized; and (e) whether fee levels reflect those economies of scale for the benefit of investors. As noted above, the Board Members had recently completed their annual review of the Original Gateway Sub-Advisory Agreements at the May Meeting and many of the factors considered at the annual review were applicable to their evaluation of the New Gateway Sub-Advisory Agreements. Accordingly, in evaluating the New Gateway Sub-Advisory Agreements, the Board Members relied upon their knowledge and experience with Gateway and considered the information received and their evaluations and conclusions drawn at the annual review. The Independent Board Members evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

A. NATURE, EXTENT & QUALITY OF SERVICES

In evaluating the nature, quality and extent of the services expected to be provided by New Gateway under the New Gateway Sub-Advisory Agreements, the Independent Board Members considered, among other things, the expected impact, if any, of the Gateway Transaction on the operations, facilities, organization and personnel of Gateway; the potential implications of regulatory restrictions on the Funds following the Gateway Transaction; the ability of New Gateway to perform its duties after the Gateway Transaction; and any anticipated changes to the current investment and other practices of the Funds.

The Board noted that the terms of each New Gateway Sub-Advisory Agreement, including fees payable thereunder, are substantially identical to those of the Original Gateway Sub-Advisory Agreement relating to the same Fund, except for the date of effectiveness. The Board considered that the advisory services to be provided by New Gateway to each Fund under the New Gateway Sub-Advisory Agreements are the same as the

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Annual Investment
Management Agreement
             APPROVAL PROCESS (continued)

Original Gateway Sub-Advisory Agreements. The fees under the New Gateway Sub-Advisory Agreements are the same as the Original Gateway Sub-Advisory Agreements. (However, it was noted that because the sub-advisory fees for the Nuveen Equity Premium Income Fund and Nuveen Equity Premium Opportunity Fund are based on a percentage of the advisory fee to NAM, the modified complex-wide fee schedule described above will also impact the sub-advisory fees to be collected by Gateway.) The Board Members further noted that all of Gateway's senior management staff will continue to serve in their current capacities following the Gateway Transaction. The Board Members noted that the investment team is expected to remain in place under extended-term employment agreements. The Board Members considered and are familiar with such personnel's qualifications, skills and experience. Further, the Board Members noted that changes to Gateway's infrastructure relevant to the services provided to the Funds were not planned or anticipated. New Gateway will continue to operate as a separate, stand-alone registered investment adviser, independent from Natixis GAM's other investment management affiliates. The Board Members also noted that there were not any planned "cost cutting" measures that could be expected to reduce the nature, extent, or quality of sub-advisory services provided to the Funds. After consideration of the foregoing, the Board Members concluded that no diminution in the nature, quality and extent of services provided to the Funds and their shareholders is expected.

In addition to the above, the Board Members considered potential changes in the operations of the Funds. In this regard, the Board Members considered the potential effect of regulatory restrictions on the Funds' transactions with affiliated persons. The Board Members noted Gateway's representations that it will implement policies and procedures to prevent trading with affiliated firms on behalf of the Funds, but does not expect the foregoing to have any impact as the firms that will be affiliated with New Gateway generally are not common trading partners used for the Funds. In addition to regulatory restrictions considered by the Board, the Board Members also considered whether a significant increase in assets under management could impact the management of the Funds. While New Gateway will continue to seek increases in assets under management, due to the depth of volume in the markets its strategy operates, Gateway did not believe a significant increase in assets under management would affect its capacity to manage the Funds. The Board Members also considered potential conflicts of interest that could arise between the Funds and the various parties to the Gateway Transaction, noting that Gateway did not believe any conflict of interest arose as a result of the Gateway Transaction.

Based on its review along with its considerations regarding services at the annual review, the Board concluded that the Gateway Transaction was not expected to adversely affect the nature, quality or extent of services provided and that the expected nature, quality and extent of such services supported approval of the New Gateway Sub-Advisory Agreements.

B. PERFORMANCE OF THE FUNDS

With respect to the performance of the Funds, the Board considered that the portfolio management personnel responsible for the management of the Funds' portfolios were expected to continue to manage the portfolios following the completion of the Gateway Transaction.

In addition, the Board Members recently reviewed the Funds' performance at the May Meeting as described above and determined that such performance was satisfactory or better. Further, the investment policies and strategies were not expected to change as a result of the Gateway Transaction.

In light of the foregoing factors, along with the prior findings regarding performance at the annual review, the Board concluded that its findings with respect to performance supported approval of the New Gateway Sub-Advisory Agreements.

C. FEES, EXPENSES & PROFITABILITY

As described in more detail above, during the annual review the Board Members considered, among other things, the management fees and expenses of the Funds, the breakpoint schedules, and comparisons of such fees and expenses with peers. The Board also considered the sub-advisory arrangements of the Funds. In considering the fees of Gateway at the annual review, the Board Members considered the pricing schedule or fees that Gateway charges for similar investment management services for other fund sponsors or clients, as available. The Board also noted that as Gateway is unaffiliated with Nuveen, the sub-advisory fees were the result of arms' length negotiations. At the annual review, the Board Members determined that the Funds' advisory fees and expenses were reasonable. In evaluating the sub-advisory fees and profitability of Gateway under the New Gateway Sub-Advisory Agreements, the Board Members considered their prior conclusions at the annual review and whether the sub-advisory fees or other expenses would change as a result of the Gateway Transaction. As noted, the sub-advisory fee schedules under each New Gateway Sub-Advisory Agreement are the same as those of the Original Gateway Sub-Advisory Agreement relating to the same Fund. Based on information provided, the Board does not anticipate that the Gateway Transaction will have any effect on the Funds' expense ratios. In light of the foregoing and taking into consideration the Board's prior evaluation of fees and expenses at the annual renewal, the Board determined that the sub-advisory fees and expenses were reasonable.

While it is difficult to predict with any degree of certainty the impact of the Gateway Transaction on Gateway's profitability, at the recent annual review, the Board Members were satisfied that the level of profitability for its sub-advisory activities was reasonable. As noted, there is no change to the sub-advisory fee schedule for the Funds. Further, as New Gateway will continue to operate as an autonomous organization, separate and distinct from Natixis GAM's other investment management affiliates, no economies of scale relating to the provision of sub-advisory services to the Funds are anticipated in connection with the Gateway Transaction. Based on their review and given their considerations at the annual review, the Board Members were satisfied that Gateway's level of profitability for its sub-advisory activities continues to be reasonable.

D. ECONOMIES OF SCALE & WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

As noted, New Gateway will continue to operate as an autonomous entity, separate from other Natixis GAM's other investment management affiliates. Accordingly economies of scale were not anticipated to be achieved in connection with the Gateway Transaction. In addition, the Board Members have been cognizant of the benefits from economies of scale and considered the breakpoint schedule in the New Gateway Sub-Advisory Agreements. In addition, as described above, the Board has also adopted a complex-wide fee arrangement to provide additional savings for shareholders as assets in the complex grow. At the July Meeting, the Board recently approved a modified complex-wide fee schedule as described above under
Section II, Paragraph D: "Approval of the New Investment Management Agreements and New Sub-Advisory Agreements -- Economies of Scale and Whether Fee Levels Reflect These Economies of Scale." Accordingly, the Board Members believe that the breakpoint schedules and revised complex-wide fee schedule are appropriate and desirable in ensuring that shareholders participate in the benefits derived from economies of scale.

E. INDIRECT BENEFITS

During their recent annual review, the Board Members considered any indirect benefits that Gateway may receive as a result of its relationship with the Funds. As the policies and operations of Gateway are not anticipated to change significantly after the Gateway Transaction, such indirect benefits should remain after the Gateway Transaction. In this regard, the Board Members considered, among other things, whether Gateway received any benefits from soft dollar arrangements. The Board has noted that, while Gateway may select brokers that provide it with research services, it is Gateway's current practice not to receive soft dollar credits in connection with trades executed for the Funds it advises but it may seek to do so in the future. The Board Members further considered any additional indirect benefits to be received by Gateway or its affiliates after the Gateway Transaction. The Board Members noted that it was not expected that Natixis GAM would receive any direct benefits from the Funds as a result of the Gateway Transaction. Gateway does not currently trade securities for the Funds with any affiliate of Gateway or Natixis GAM and has represented that it has no intention to do so in the future. Other than Gateway's sub-advisory relationship with the Funds, Gateway and Natixis GAM have no other current or anticipated relation with the Funds.

Annual Investment
Management Agreement
             APPROVAL PROCESS (continued)

F. OTHER CONSIDERATIONS

In addition to the factors above, the Board Members also considered the following:

- the Funds would not incur any costs in seeking the necessary shareholder approvals for the New Gateway Sub-Advisory Agreements;

- the reputation, financial strength and resources of Natixis GAM; and

- the philosophy of Natixis GAM to permit Gateway to continue to operate independently, permitting Gateway to manage the Funds in the same manner as currently done.

G. CONCLUSION

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the New Gateway Sub-Advisory Agreements are fair and reasonable, that the sub-advisory fees therein are reasonable in light of the services to be provided to each Fund and that the New Gateway Sub-Advisory Agreements be approved and recommended to shareholders.

Reinvest Automatically
   EASILY and CONVENIENTLY

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Market Yield (also known as Dividend Yield or Current Yield): Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

Net Asset Value (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

                                                                        NOTES

                                                                        NOTES

                                                                        NOTES

   OTHER USEFUL INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Board of Trustees
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
PriceWaterhouseCoopers LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments:
-----------------------------------------------------------------------
SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients' different needs. Managing $172 billion in assets, as of June 30, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds, a leader in global equities.

Find out how we can help you reach your financial goals.
To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
                                                                     ESA-D-0607D

Learn more about Nuveen Funds at:   WWW.NUVEEN.COM/CEF

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
ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Equity Premium Advantage Fund

By (Signature and Title)*   /s/ Kevin J. McCarthy
                            ---------------------------------------
                            Kevin J. McCarthy
                            Vice President and Secretary

Date: September 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Gifford R. Zimmerman
                            ---------------------------------------
                            Gifford R. Zimmerman
                            Chief Administrative Officer
                            (principal executive officer)

Date: September 6, 2007

By (Signature and Title)*   /s/ Stephen D. Foy
                            ---------------------------------------
                            Stephen D. Foy
                            Vice President and Controller
                            (principal financial officer)

Date: September 6, 2007

* Print the name and title of each signing officer under his or her signature.